UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

ADGF-QTLY-0405

1.797922.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	629,600	$ 20,827
Media - 4.6%
Clear Channel Communications, Inc.	5,596,300	186,245
Lamar Advertising Co. Class A (a)	301,800	11,858
News Corp. Class A	1,938,600	32,258
Univision Communications, Inc. Class A (a)	26,800	707
		231,068
Specialty Retail - 5.2%
Home Depot, Inc.	6,149,595	246,107
Ross Stores, Inc.	103,800	2,906
TJX Companies, Inc.	617,200	15,072
		264,085
TOTAL CONSUMER DISCRETIONARY		515,980
CONSUMER STAPLES - 8.1%
Beverages - 0.5%
PepsiCo, Inc.	451,035	24,293
Food & Staples Retailing - 4.6%
CVS Corp.	2,679,300	133,510
Safeway, Inc. (a)	2,220,900	40,865
Wal-Mart Stores, Inc.	1,123,400	57,979
		232,354
Household Products - 0.3%
Colgate-Palmolive Co.	228,500	12,092
Procter & Gamble Co.	45,000	2,389
		14,481
Personal Products - 1.1%
Alberto-Culver Co.	1,092,200	57,089
Tobacco - 1.6%
Altria Group, Inc.	1,217,020	79,897
TOTAL CONSUMER STAPLES		408,114
ENERGY - 4.0%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.	966,200	47,827
ENSCO International, Inc.	583,890	23,519
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
GlobalSantaFe Corp.	968,447	$ 36,317
Transocean, Inc. (a)	726,900	35,240
		142,903
Oil & Gas - 1.2%
ConocoPhillips	451,000	50,011
Exxon Mobil Corp.	121,400	7,686
		57,697
TOTAL ENERGY		200,600
FINANCIALS - 25.4%
Capital Markets - 3.6%
Goldman Sachs Group, Inc.	476,600	51,854
Lehman Brothers Holdings, Inc.	161,600	14,735
Merrill Lynch & Co., Inc.	866,400	50,754
Morgan Stanley	925,800	52,280
Northern Trust Corp.	62,123	2,625
Nuveen Investments, Inc. Class A	163,400	6,667
		178,915
Commercial Banks - 4.4%
Bank of America Corp.	2,192,940	102,301
North Fork Bancorp, Inc., New York	229,309	6,606
Synovus Financial Corp.	321,400	8,729
Wachovia Corp.	932,571	49,436
Wells Fargo & Co.	947,200	56,245
		223,317
Consumer Finance - 0.3%
MBNA Corp.	630,600	15,998
Diversified Financial Services - 2.3%
Citigroup, Inc.	1,908,986	91,097
J.P. Morgan Chase & Co.	706,536	25,824
		116,921
Insurance - 10.0%
ACE Ltd.	794,600	35,328
AFLAC, Inc.	98,000	3,756
AMBAC Financial Group, Inc.	332,000	25,823
American International Group, Inc.	4,228,592	282,470
Hartford Financial Services Group, Inc.	1,187,700	85,455
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc.	325,700	$ 19,086
MetLife, Inc.	708,300	29,069
PartnerRe Ltd.	90,300	5,657
Prudential Financial, Inc.	266,400	15,185
		501,829
Thrifts & Mortgage Finance - 4.8%
Fannie Mae	3,033,280	177,326
MGIC Investment Corp.	443,530	27,827
New York Community Bancorp, Inc.	577,900	10,610
Washington Mutual, Inc.	601,600	25,243
		241,006
TOTAL FINANCIALS		1,277,986
HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	275,700	9,831
Medtronic, Inc.	137,000	7,140
		16,971
Health Care Providers & Services - 5.8%
Cardinal Health, Inc.	4,844,805	283,664
Henry Schein, Inc. (a)	3,105	225
Service Corp. International (SCI)	296,296	2,234
UnitedHealth Group, Inc.	60,500	5,515
		291,638
Pharmaceuticals - 10.1%
Johnson & Johnson	1,470,100	96,439
Pfizer, Inc.	7,876,000	207,060
Schering-Plough Corp.	1,349,560	25,574
Wyeth	4,449,600	181,633
		510,706
TOTAL HEALTH CARE		819,315
INDUSTRIALS - 7.4%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	300,100	17,772
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	227,600	$ 12,040
United Technologies Corp.	199,700	19,946
		49,758
Air Freight & Logistics - 0.0%
Ryder System, Inc.	56,400	2,395
Commercial Services & Supplies - 0.5%
Aramark Corp. Class B	137,900	3,865
ChoicePoint, Inc. (a)	306,533	12,353
NCO Group, Inc. (a)	341,700	6,872
		23,090
Industrial Conglomerates - 5.0%
General Electric Co.	4,991,220	175,691
Tyco International Ltd.	2,259,500	75,648
		251,339
Machinery - 0.7%
Ingersoll-Rand Co. Ltd. Class A	451,700	38,056
Marine - 0.1%
Alexander & Baldwin, Inc.	73,780	3,350
Road & Rail - 0.1%
CSX Corp.	156,400	6,461
TOTAL INDUSTRIALS		374,449
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	6,220,400	108,359
Comverse Technology, Inc. (a)	508,400	11,800
Lucent Technologies, Inc. warrants 12/10/07 (a)	48,420	43
Motorola, Inc.	2,271,980	35,579
Nokia Corp. sponsored ADR	791,900	12,781
QUALCOMM, Inc.	501,800	18,120
		186,682
Computers & Peripherals - 2.3%
Dell, Inc. (a)	1,820,600	72,988
Diebold, Inc.	158,000	8,432
Hewlett-Packard Co.	1,570,900	32,675
		114,095
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.6%
Flextronics International Ltd. (a)	534,600	$ 7,137
Jabil Circuit, Inc. (a)	475,000	12,212
Solectron Corp. (a)	2,110,100	10,445
		29,794
IT Services - 0.7%
Affiliated Computer Services, Inc. Class A (a)	292,000	15,096
First Data Corp.	527,300	21,630
		36,726
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	82,500	3,029
Applied Materials, Inc. (a)	1,920,000	33,600
Freescale Semiconductor, Inc. Class B (a)	230,963	4,430
Intel Corp.	4,120,860	98,818
KLA-Tencor Corp.	223,900	11,063
Lam Research Corp. (a)	296,900	9,335
Linear Technology Corp.	45,199	1,765
Novellus Systems, Inc. (a)	190,200	5,618
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	555,693	5,068
United Microelectronics Corp. sponsored ADR	1,123,309	4,156
Xilinx, Inc.	30,700	927
		177,809
Software - 6.2%
BEA Systems, Inc. (a)	1,311,548	10,886
Microsoft Corp.	9,205,923	231,805
Symantec Corp. (a)	1,295,500	28,514
VERITAS Software Corp. (a)	1,695,233	41,059
		312,264
TOTAL INFORMATION TECHNOLOGY		857,370
MATERIALS - 0.5%
Chemicals - 0.3%
Praxair, Inc.	276,200	12,382
Metals & Mining - 0.2%
Alcan, Inc.	238,000	9,503
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.0%
International Paper Co.	45,900	$ 1,714
TOTAL MATERIALS		23,599
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 6.3%
BellSouth Corp.	1,546,800	39,907
Qwest Communications International, Inc. (a)	7,666,700	29,900
SBC Communications, Inc.	8,408,800	202,232
Verizon Communications, Inc.	1,285,250	46,230
		318,269
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	589,400	17,346
TOTAL TELECOMMUNICATION SERVICES		335,615
UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	173,400	11,985
FirstEnergy Corp.	355,300	14,653
PG&E Corp.	544,300	19,148
		45,786
TOTAL COMMON STOCKS (Cost $4,573,613)		4,858,814
Convertible Bonds - 0.4%
	Principal Amount (000s)
INDUSTRIALS - 0.4%
Industrial Conglomerates - 0.4%
Tyco International Group SA yankee 3.125% 1/15/23	$ 11,630	18,288
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	2,130	1,896
TOTAL CONVERTIBLE BONDS (Cost $14,935)		20,184
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 2.31% 4/14/05 (d) (Cost $1,795)	$ 1,800	$ 1,794
Money Market Funds - 4.1%
	Shares
Fidelity Cash Central Fund, 2.51% (b)(c) (Cost $203,405)	203,405,200	203,405
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $4,793,748)		5,084,197
NET OTHER ASSETS - (0.9)%		(45,740)
NET ASSETS - 100%		$ 5,038,457
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
103 S&P 500 Index Contracts	March 2005	$ 31,006	$ (34)

The face value of futures purchased as a percentage of net assets - 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,794,000.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $4,824,456,000. Net unrealized appreciation aggregated $259,741,000, of which $601,419,000 related to appreciated investment securities and $341,678,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

AEV-QTLY-0405

1.797934.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.3%
Modine Manufacturing Co.	10,500	$ 341,775
Distributors - 0.1%
Prestige Brands Holdings, Inc.	4,400	79,200
Media - 7.1%
Clear Channel Communications, Inc.	300	9,984
News Corp. Class B	164,060	2,823,473
Omnicom Group, Inc.	18,370	1,672,956
Walt Disney Co.	23,000	642,620
Washington Post Co. Class B	100	89,800
XM Satellite Radio Holdings, Inc. Class A (a)	71,390	2,353,014
		7,591,847
Multiline Retail - 1.0%
Dollar General Corp.	24,700	524,381
JCPenney Co., Inc.	12,290	546,782
		1,071,163
Specialty Retail - 0.3%
Home Depot, Inc.	2,900	116,058
Tiffany & Co., Inc.	7,600	229,140
		345,198
TOTAL CONSUMER DISCRETIONARY		9,429,183
CONSUMER STAPLES - 6.8%
Beverages - 1.0%
The Coca-Cola Co.	25,950	1,110,660
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc.	29,350	1,514,754
Food Products - 0.7%
Campbell Soup Co.	2,900	80,330
General Mills, Inc.	11,400	597,018
McCormick & Co., Inc. (non-vtg.)	2,630	99,914
		777,262
Household Products - 1.0%
Procter & Gamble Co.	18,100	960,929
Rayovac Corp. (a)	1,300	55,900
		1,016,829
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 2.7%
Altria Group, Inc.	43,330	$ 2,844,615
TOTAL CONSUMER STAPLES		7,264,120
ENERGY - 12.9%
Energy Equipment & Services - 2.6%
ENSCO International, Inc.	8,600	346,408
Halliburton Co.	50,400	2,216,088
Schlumberger Ltd. (NY Shares)	2,900	218,805
Smith International, Inc.	900	57,834
		2,839,135
Oil & Gas - 10.3%
BP PLC sponsored ADR	12,400	805,008
Burlington Resources, Inc.	5,990	297,284
ConocoPhillips	3,800	421,382
Exxon Mobil Corp.	112,390	7,115,406
Kerr-McGee Corp.	4,800	372,768
Total SA sponsored ADR	17,100	2,038,320
		11,050,168
TOTAL ENERGY		13,889,303
FINANCIALS - 25.6%
Capital Markets - 5.6%
Charles Schwab Corp.	2,240	23,520
Franklin Resources, Inc.	3,800	266,722
Goldman Sachs Group, Inc.	7,100	772,480
Lehman Brothers Holdings, Inc.	7,100	647,378
Merrill Lynch & Co., Inc.	51,800	3,034,444
Morgan Stanley	13,440	758,957
Northern Trust Corp.	8,600	363,350
State Street Corp.	3,810	167,069
		6,033,920
Commercial Banks - 5.1%
Bank of America Corp.	55,080	2,569,482
KeyCorp	8,600	283,800
Wachovia Corp.	24,949	1,322,546
Wells Fargo & Co.	22,280	1,322,986
		5,498,814
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.9%
American Express Co.	11,400	$ 617,310
SLM Corp.	28,650	1,398,120
		2,015,430
Diversified Financial Services - 4.2%
Citigroup, Inc.	63,160	3,013,995
J.P. Morgan Chase & Co.	40,881	1,494,201
		4,508,196
Insurance - 4.3%
American International Group, Inc.	49,190	3,285,892
Fidelity National Financial, Inc.	1,900	84,056
Hartford Financial Services Group, Inc.	10,500	755,475
Willis Group Holdings Ltd.	13,100	518,105
		4,643,528
Real Estate - 3.7%
Education Realty Trust, Inc.	3,300	55,770
Equity Lifestyle Properties, Inc.	35,100	1,179,360
Equity Office Properties Trust	16,200	488,754
General Growth Properties, Inc.	63,937	2,231,401
		3,955,285
Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	11,400	396,150
Freddie Mac	2,900	179,800
Washington Mutual, Inc.	8,500	356,660
		932,610
TOTAL FINANCIALS		27,587,783
HEALTH CARE - 4.7%
Health Care Equipment & Supplies - 0.1%
Medtronic, Inc.	2,920	152,190
Health Care Providers & Services - 1.4%
Aetna, Inc.	1,000	146,020
Cardinal Health, Inc.	5,700	333,735
UnitedHealth Group, Inc.	11,570	1,054,721
		1,534,476
Pharmaceuticals - 3.2%
Abbott Laboratories	4,800	220,752
Bristol-Myers Squibb Co.	9,400	235,282
Johnson & Johnson	16,200	1,062,720
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	10,500	$ 332,850
Novartis AG sponsored ADR	2,900	144,913
Pfizer, Inc.	16,330	429,316
Roche Holding AG ADR	11,400	595,650
Wyeth	9,000	367,380
		3,388,863
TOTAL HEALTH CARE		5,075,529
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.7%
Goodrich Corp.	6,220	230,327
Hexcel Corp. (a)	5,900	98,117
Lockheed Martin Corp.	2,900	171,738
Northrop Grumman Corp.	2,900	153,410
Precision Castparts Corp.	15,770	1,186,850
		1,840,442
Commercial Services & Supplies - 0.0%
H&R Block, Inc.	1,000	53,300
Industrial Conglomerates - 5.1%
General Electric Co.	139,190	4,899,488
Tyco International Ltd.	16,200	542,376
		5,441,864
Machinery - 2.2%
Caterpillar, Inc.	2,320	220,516
Dover Corp.	22,750	879,743
Eaton Corp.	2,400	167,400
Navistar International Corp. (a)	2,400	94,704
PACCAR, Inc.	4,700	353,722
Volvo AB ADR	14,300	656,084
		2,372,169
Marine - 0.2%
Alexander & Baldwin, Inc.	4,900	222,460
Road & Rail - 3.2%
Laidlaw International, Inc. (a)	11,100	255,300
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Landstar System, Inc. (a)	10,520	$ 369,042
Norfolk Southern Corp.	77,520	2,782,193
		3,406,535
TOTAL INDUSTRIALS		13,336,770
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	15,200	264,784
Motorola, Inc.	38,900	609,174
Nokia Corp. sponsored ADR	14,300	230,802
QUALCOMM, Inc.	15,200	548,872
		1,653,632
Computers & Peripherals - 0.3%
Emulex Corp. (a)	20,000	338,000
Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	9,500	255,550
Avnet, Inc. (a)	19,600	380,240
Vishay Intertechnology, Inc. (a)	10,500	137,025
		772,815
Internet Software & Services - 0.1%
Ask Jeeves, Inc. (a)	2,900	66,294
IT Services - 0.1%
Ceridian Corp. (a)	7,600	138,700
Semiconductors & Semiconductor Equipment - 10.4%
Altera Corp. (a)	20,900	433,466
Analog Devices, Inc.	29,760	1,092,787
Applied Materials, Inc. (a)	42,280	739,900
Axcelis Technologies, Inc. (a)	16,400	141,040
Cascade Microtech, Inc.	7,800	84,942
Credence Systems Corp. (a)	19,000	166,630
Cymer, Inc. (a)	4,800	138,744
Cypress Semiconductor Corp. (a)	38,000	535,040
Fairchild Semiconductor International, Inc. (a)	10,500	173,460
FormFactor, Inc. (a)	800	18,376
Freescale Semiconductor, Inc. Class B (a)	26,600	510,188
Helix Technology Corp.	6,600	113,652
Intel Corp.	55,900	1,340,482
KLA-Tencor Corp.	27,060	1,337,035
Lam Research Corp. (a)	28,700	902,328
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micron Technology, Inc. (a)	10,500	$ 120,750
MKS Instruments, Inc. (a)	23,800	440,062
National Semiconductor Corp.	46,300	923,685
Novellus Systems, Inc. (a)	20,000	590,700
ON Semiconductor Corp. (a)	68,400	310,536
Power Integrations, Inc. (a)	7,600	161,424
Teradyne, Inc. (a)	19,200	296,064
Texas Instruments, Inc.	13,300	352,051
Varian Semiconductor Equipment Associates, Inc. (a)	5,300	211,152
		11,134,494
Software - 1.6%
Activision, Inc. (a)	4,700	102,742
Electronic Arts, Inc. (a)	1,900	122,531
Microsoft Corp.	60,040	1,511,807
		1,737,080
TOTAL INFORMATION TECHNOLOGY		15,841,015
MATERIALS - 6.3%
Chemicals - 6.1%
Air Products & Chemicals, Inc.	1,980	123,988
Bayer AG ADR	9,500	334,495
Celanese Corp. Class A	6,300	105,210
E.I. du Pont de Nemours & Co.	20,000	1,066,000
Eastman Chemical Co.	39,394	2,274,610
FMC Corp. (a)	17,660	871,698
Huntsman Corp.	17,100	488,376
Lubrizol Corp.	9,100	387,933
Lyondell Chemical Co.	19,100	646,535
Rohm & Haas Co.	4,700	226,399
		6,525,244
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	9,500	236,455
TOTAL MATERIALS		6,761,699
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.2%
BellSouth Corp.	26,600	686,280
SBC Communications, Inc.	18,000	432,900
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Corp.	56,810	$ 1,345,261
Verizon Communications, Inc.	56,710	2,039,859
		4,504,300
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	10,500	276,045
TOTAL TELECOMMUNICATION SERVICES		4,780,345
UTILITIES - 2.3%
Electric Utilities - 1.7%
Edison International	6,600	214,368
Entergy Corp.	4,530	313,114
Exelon Corp.	23,790	1,079,114
Southern Co.	7,200	231,264
		1,837,860
Gas Utilities - 0.3%
AGL Resources, Inc.	10,400	360,048
Multi-Utilities & Unregulated Power - 0.3%
Duke Energy Corp.	9,500	256,405
TOTAL UTILITIES		2,454,313
TOTAL COMMON STOCKS (Cost $94,035,634)		106,420,060
Convertible Preferred Stocks - 0.4%

FINANCIALS - 0.1%
Insurance - 0.1%
Fortis Insurance NV 7.75% (c)	130	140,967
INFORMATION TECHNOLOGY - 0.3%
Office Electronics - 0.3%
Xerox Corp. Series C, 6.25%	1,900	257,627
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $397,441)		398,594
Convertible Bonds - 0.1%
	Principal Amount	Value
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Protein Design Labs, Inc. 2% 2/15/12 (c)	$ 92,000	$ 84,126
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASM International NV 4.25% 12/6/11 (c)	40,000	44,352
TOTAL CONVERTIBLE BONDS (Cost $132,000)		128,478
Money Market Funds - 0.4%
	Shares
Fidelity Cash Central Fund, 2.51% (b) (Cost $438,869)	438,869	438,869
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $95,003,944)		107,386,001
NET OTHER ASSETS - 0.2%		227,195
NET ASSETS - 100%		$ 107,613,196
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $269,445 or 0.3% of net assets.

Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $95,102,033. Net unrealized appreciation aggregated $12,283,968, of which $13,206,426 related to appreciated investment securities and $922,458 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

AFIF-QTLY-0405

1.797935.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.1%
Hotels, Restaurants & Leisure - 10.6%
Carnival Corp. unit	67,600	$ 3,676,089
Kerzner International Ltd. (a)	36,100	2,308,234
McDonald's Corp.	31,200	1,032,096
Starwood Hotels & Resorts Worldwide, Inc. unit	14,400	824,256
		7,840,675
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	10,400	445,536
Leisure Equipment & Products - 1.9%
Brunswick Corp.	31,200	1,455,168
Media - 1.1%
Radio One, Inc. Class D (non-vtg.) (a)	58,125	794,569
Specialty Retail - 2.9%
Chico's FAS, Inc. (a)	14,200	418,190
Hennes & Mauritz AB (H&M) (B Shares)	11,950	420,959
Ross Stores, Inc.	25,300	708,400
The Children's Place Retail Stores, Inc. (a)	15,858	634,161
		2,181,710
TOTAL CONSUMER DISCRETIONARY		12,717,658
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.8%
CVS Corp.	12,100	602,943
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	8,400	369,432
TOTAL CONSUMER STAPLES		972,375
ENERGY - 2.8%
Energy Equipment & Services - 2.0%
Nabors Industries Ltd. (a)	25,900	1,486,660
Oil & Gas - 0.8%
Valero Energy Corp.	8,100	577,044
TOTAL ENERGY		2,063,704
FINANCIALS - 8.7%
Commercial Banks - 2.3%
Wells Fargo & Co.	28,700	1,704,206
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 4.2%
American Express Co.	57,700	$ 3,124,455
Insurance - 2.2%
American International Group, Inc.	24,500	1,636,600
TOTAL FINANCIALS		6,465,261
HEALTH CARE - 8.4%
Health Care Equipment & Supplies - 3.0%
Advanced Medical Optics, Inc. (a)	13,900	527,505
DENTSPLY International, Inc.	8,400	461,748
Kinetic Concepts, Inc.	5,700	371,811
ResMed, Inc. (a)	15,300	901,935
		2,262,999
Health Care Providers & Services - 4.9%
Henry Schein, Inc. (a)	26,500	1,917,010
UnitedHealth Group, Inc.	18,600	1,695,576
		3,612,586
Pharmaceuticals - 0.5%
Novo Nordisk AS sponsored ADR	6,800	381,140
TOTAL HEALTH CARE		6,256,725
INDUSTRIALS - 17.7%
Aerospace & Defense - 5.4%
Honeywell International, Inc.	21,300	808,761
Precision Castparts Corp.	27,400	2,062,124
The Boeing Co.	13,000	714,610
United Technologies Corp.	3,800	379,544
		3,965,039
Airlines - 2.6%
Ryanair Holdings PLC sponsored ADR (a)	43,800	1,914,498
Commercial Services & Supplies - 8.1%
Dun & Bradstreet Corp. (a)	7,400	454,804
Herman Miller, Inc.	4,900	142,002
Korn/Ferry International (a)	80,600	1,545,908
Monster Worldwide, Inc. (a)	71,900	2,074,315
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	48,200	858,924
Universal Technical Institute, Inc. (a)	27,100	965,573
		6,041,526
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 1.6%
General Electric Co.	33,300	$ 1,172,160
TOTAL INDUSTRIALS		13,093,223
INFORMATION TECHNOLOGY - 30.3%
Communications Equipment - 4.7%
QUALCOMM, Inc.	33,000	1,191,630
Research In Motion Ltd. (a)	35,300	2,319,849
		3,511,479
Computers & Peripherals - 6.3%
Dell, Inc. (a)	17,500	701,575
Seagate Technology	198,600	3,568,842
UNOVA, Inc. (a)	16,500	384,120
		4,654,537
Electronic Equipment & Instruments - 0.8%
AU Optronics Corp. sponsored ADR	37,700	603,200
Internet Software & Services - 5.3%
Google, Inc. Class A (sub. vtg.)	10,500	1,973,895
Yahoo!, Inc. (a)	59,700	1,926,519
		3,900,414
IT Services - 3.6%
Infosys Technologies Ltd.	52,660	2,703,418
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc. (a)	15,100	264,250
Intel Corp.	35,300	846,494
Maxim Integrated Products, Inc.	11,200	481,824
		1,592,568
Software - 7.4%
Microsoft Corp.	116,200	2,925,916
NAVTEQ Corp.	23,500	1,026,950
Siebel Systems, Inc. (a)	177,721	1,515,960
		5,468,826
TOTAL INFORMATION TECHNOLOGY		22,434,442
Common Stocks - continued
	Shares	Value
MATERIALS - 8.4%
Chemicals - 1.6%
Monsanto Co.	14,200	$ 834,676
Potash Corp. of Saskatchewan	3,900	345,402
		1,180,078
Metals & Mining - 6.8%
Companhia Vale do Rio Doce sponsored ADR	45,800	1,603,000
Massey Energy Co.	49,200	2,144,136
Phelps Dodge Corp.	12,200	1,298,690
		5,045,826
TOTAL MATERIALS		6,225,904
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.0%
Sprint Corp.	30,800	729,344
Wireless Telecommunication Services - 2.1%
Vodafone Group PLC sponsored ADR	58,800	1,545,852
TOTAL TELECOMMUNICATION SERVICES		2,275,196
TOTAL COMMON STOCKS (Cost $62,288,504)		72,504,488
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 2.51% (b)	1,863,790	1,863,790
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	2,092,025	2,092,025
TOTAL MONEY MARKET FUNDS (Cost $3,955,815)		3,955,815
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $66,244,319)		76,460,303
NET OTHER ASSETS - (3.1)%		(2,296,632)
NET ASSETS - 100%		$ 74,163,671
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $66,276,210. Net unrealized appreciation aggregated $10,184,093, of which $11,949,764 related to appreciated investment securities and $1,765,671 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

AGAI-QTLY-0405

1.797925.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.5%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	192,000	$ 10,441
Media - 19.3%
E.W. Scripps Co. Class A	779,100	35,963
EchoStar Communications Corp. Class A	4,702,055	139,886
Harte-Hanks, Inc.	108,300	2,902
News Corp. Class B	1,243,800	21,406
Omnicom Group, Inc.	1,608,800	146,517
		346,674
Multiline Retail - 2.6%
Kohl's Corp. (a)	973,300	46,592
Textiles, Apparel & Luxury Goods - 1.0%
Liz Claiborne, Inc.	262,700	11,112
Reebok International Ltd.	170,700	7,538
		18,650
TOTAL CONSUMER DISCRETIONARY		422,357
CONSUMER STAPLES - 14.8%
Beverages - 0.9%
The Coca-Cola Co.	384,900	16,474
Food & Staples Retailing - 6.6%
Costco Wholesale Corp.	552,400	25,736
Wal-Mart Stores, Inc.	1,242,200	64,110
Walgreen Co.	653,700	27,998
		117,844
Food Products - 0.3%
Campbell Soup Co.	47,500	1,316
ConAgra Foods, Inc.	19,000	519
McCormick & Co., Inc. (non-vtg.)	73,200	2,781
		4,616
Household Products - 3.0%
Clorox Co.	9,500	570
Colgate-Palmolive Co.	357,600	18,924
Kimberly-Clark Corp.	521,400	34,402
		53,896
Personal Products - 2.5%
Gillette Co.	901,200	45,285
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 1.5%
Altria Group, Inc.	422,900	$ 27,763
TOTAL CONSUMER STAPLES		265,878
ENERGY - 5.6%
Oil & Gas - 5.6%
BP PLC sponsored ADR	427,800	27,773
Exxon Mobil Corp.	1,159,206	73,389
Williams Companies, Inc.	22,800	429
		101,591
FINANCIALS - 22.4%
Capital Markets - 12.3%
Goldman Sachs Group, Inc.	319,000	34,707
Merrill Lynch & Co., Inc.	1,260,200	73,823
Morgan Stanley	1,723,000	97,298
Northern Trust Corp.	350,823	14,822
		220,650
Commercial Banks - 4.9%
Wells Fargo & Co.	1,476,600	87,681
Consumer Finance - 0.9%
American Express Co.	310,900	16,835
Insurance - 4.3%
Allstate Corp.	203,000	10,897
American International Group, Inc.	612,830	40,937
PartnerRe Ltd.	166,600	10,437
St. Paul Travelers Companies, Inc.	389,973	14,944
		77,215
TOTAL FINANCIALS		402,381
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.6%
Alcon, Inc.	125,600	10,839
Pharmaceuticals - 1.7%
Abbott Laboratories	231,500	10,647
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	582,050	$ 15,302
Wyeth	105,100	4,290
		30,239
TOTAL HEALTH CARE		41,078
INDUSTRIALS - 4.4%
Aerospace & Defense - 1.3%
Lockheed Martin Corp.	175,300	10,381
Northrop Grumman Corp.	249,400	13,193
		23,574
Airlines - 0.3%
Continental Airlines, Inc. Class B (a)	489,900	5,247
Industrial Conglomerates - 2.2%
General Electric Co.	1,146,800	40,367
Road & Rail - 0.6%
Union Pacific Corp.	171,400	10,875
TOTAL INDUSTRIALS		80,063
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	1,459,400	25,423
Lucent Technologies, Inc. warrants 12/10/07 (a)	89,399	80
		25,503
Computers & Peripherals - 0.7%
Diebold, Inc.	230,900	12,323
IT Services - 0.6%
Paychex, Inc.	344,200	10,990
Software - 3.1%
Microsoft Corp.	2,207,000	55,572
TOTAL INFORMATION TECHNOLOGY		104,388
MATERIALS - 2.3%
Containers & Packaging - 2.3%
Packaging Corp. of America	228,500	5,603
Smurfit-Stone Container Corp. (a)	2,128,002	35,389
		40,992
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 11.2%
Diversified Telecommunication Services - 11.2%
BellSouth Corp.	3,590,400	$ 92,632
SBC Communications, Inc.	1,207,700	29,045
Verizon Communications, Inc.	2,199,100	79,102
		200,779
TOTAL COMMON STOCKS (Cost $1,505,546)		1,659,507
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 2.51% (b)	140,101,318	140,101
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	10,712,125	10,712
TOTAL MONEY MARKET FUNDS (Cost $150,813)		150,813
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,656,359)		1,810,320
NET OTHER ASSETS - (0.7)%		(12,756)
NET ASSETS - 100%		$ 1,797,564
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $1,658,290,000. Net unrealized appreciation aggregated $152,030,000, of which $241,196,000 related to appreciated investment securities and $89,166,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Balanced Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

AIG-QTLY-0405

1.797921.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	682	$ 0
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp. unit	110,900	6,031
Media - 13.3%
E.W. Scripps Co. Class A	424,540	19,597
EchoStar Communications Corp. Class A	3,240,919	96,415
Harte-Hanks, Inc.	57,800	1,549
News Corp. Class B	669,200	11,517
Omnicom Group, Inc.	904,250	82,350
		211,428
Multiline Retail - 1.6%
Kohl's Corp. (a)	525,300	25,146
Specialty Retail - 0.0%
Stage Stores, Inc. (a)	770	30
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	152,400	6,447
Reebok International Ltd.	91,700	4,049
		10,496
TOTAL CONSUMER DISCRETIONARY		253,131
CONSUMER STAPLES - 9.3%
Beverages - 0.6%
The Coca-Cola Co.	226,300	9,686
Food & Staples Retailing - 4.1%
Costco Wholesale Corp.	296,800	13,828
Wal-Mart Stores, Inc.	694,500	35,843
Walgreen Co.	348,400	14,922
		64,593
Food Products - 0.1%
Campbell Soup Co.	25,400	704
ConAgra Foods, Inc.	10,200	279
McCormick & Co., Inc. (non-vtg.)	39,400	1,497
		2,480
Household Products - 1.9%
Clorox Co.	5,100	306
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Colgate-Palmolive Co.	191,000	$ 10,108
Kimberly-Clark Corp.	290,300	19,154
		29,568
Personal Products - 1.6%
Gillette Co.	501,900	25,220
Tobacco - 1.0%
Altria Group, Inc.	245,720	16,132
TOTAL CONSUMER STAPLES		147,679
ENERGY - 3.5%
Oil & Gas - 3.5%
BP PLC sponsored ADR	232,700	15,107
Exxon Mobil Corp.	629,468	39,852
Williams Companies, Inc.	12,300	232
		55,191
FINANCIALS - 14.5%
Capital Markets - 7.8%
Goldman Sachs Group, Inc.	171,600	18,670
Merrill Lynch & Co., Inc.	671,400	39,331
Morgan Stanley	1,029,900	58,158
Northern Trust Corp.	188,400	7,960
		124,119
Commercial Banks - 3.3%
Wells Fargo & Co.	893,900	53,080
Consumer Finance - 0.7%
American Express Co.	186,600	10,104
Insurance - 2.7%
Allstate Corp.	108,500	5,824
American International Group, Inc.	342,725	22,894
PartnerRe Ltd.	92,300	5,783
St. Paul Travelers Companies, Inc.	218,198	8,361
		42,862
TOTAL FINANCIALS		230,165
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	67,200	$ 5,799
Pharmaceuticals - 1.0%
Abbott Laboratories	124,800	5,740
Pfizer, Inc.	323,250	8,498
Wyeth	56,100	2,290
		16,528
TOTAL HEALTH CARE		22,327
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	95,500	5,656
Northrop Grumman Corp.	137,400	7,268
		12,924
Airlines - 0.2%
Continental Airlines, Inc. Class B (a)	263,900	2,826
Industrial Conglomerates - 1.3%
General Electric Co.	607,100	21,370
Road & Rail - 0.4%
Union Pacific Corp.	100,600	6,383
TOTAL INDUSTRIALS		43,503
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	798,300	13,906
Lucent Technologies, Inc. warrants 12/10/07 (a)	87,386	78
		13,984
Computers & Peripherals - 0.4%
Diebold, Inc.	130,700	6,975
IT Services - 0.4%
Paychex, Inc.	196,581	6,277
Software - 1.9%
Microsoft Corp.	1,221,400	30,755
TOTAL INFORMATION TECHNOLOGY		57,991
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.4%
Containers & Packaging - 1.4%
Packaging Corp. of America	131,800	$ 3,232
Smurfit-Stone Container Corp. (a)	1,136,717	18,904
		22,136
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 7.1%
BellSouth Corp.	1,982,800	51,156
SBC Communications, Inc.	641,184	15,420
Telewest Global, Inc. (a)	109,547	1,828
Verizon Communications, Inc.	1,225,500	44,081
		112,485
TOTAL COMMON STOCKS (Cost $806,155)		944,608
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	8,700	384
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	430	44
TOTAL PREFERRED STOCKS (Cost $296)		428
Nonconvertible Bonds - 12.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.0%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	$ 750	823
Delco Remy International, Inc. 9.375% 4/15/12	375	360
Stoneridge, Inc. 11.5% 5/1/12	20	23
Tenneco Automotive, Inc. 8.625% 11/15/14 (f)	290	308
Nonconvertible Bonds - continued
Principal Amount (000s)		Value (000s)
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Visteon Corp.:
7% 3/10/14	$ 230	$ 212
8.25% 8/1/10	225	224
		1,950
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	215	195
7.45% 7/16/31	1,025	988
General Motors Corp. 8.375% 7/15/33	1,950	1,916
		3,099
Hotels, Restaurants & Leisure - 0.4%
Argosy Gaming Co. 7% 1/15/14	190	211
Carrols Corp. 9% 1/15/13 (f)	215	227
Friendly Ice Cream Corp. 8.375% 6/15/12	85	82
Gaylord Entertainment Co. 8% 11/15/13	160	173
Host Marriott LP 7.125% 11/1/13	130	138
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (f)	505	506
Mandalay Resort Group 6.5% 7/31/09	600	627
MGM MIRAGE:
5.875% 2/27/14	460	460
8.5% 9/15/10	385	438
9.75% 6/1/07	45	50
Morton's Restaurant Group, Inc. 7.5% 7/1/10	130	127
Penn National Gaming, Inc. 6.875% 12/1/11	480	496
Six Flags, Inc.:
9.625% 6/1/14	215	202
9.625% 6/1/14 (f)	215	202
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 5/1/07	630	669
Station Casinos, Inc. 6% 4/1/12	280	290
Uno Restaurant Corp. 10% 2/15/11 (f)	340	343
Vail Resorts, Inc. 6.75% 2/15/14	190	194
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9% 1/15/12 (f)	90	95
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 6.625% 12/1/14 (f)	700	700
		6,230
Household Durables - 0.1%
Levitz Home Furnishings, Inc. 12% 11/1/11 (f)	290	296
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp. 9.25% 4/15/12	$ 240	$ 283
WCI Communities, Inc. 7.875% 10/1/13	200	216
		795
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	130	140
Media - 1.1%
Advanstar Communications, Inc. 10.75% 8/15/10	200	226
AMC Entertainment, Inc. 9.875% 2/1/12	420	458
AOL Time Warner, Inc. 7.625% 4/15/31	500	610
Cablevision Systems Corp.:
6.6688% 4/1/09 (f)(g)	450	500
8% 4/15/12 (f)	640	717
CanWest Media, Inc. 8% 9/15/12 (f)	110	118
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	370	378
Corus Entertainment, Inc. 8.75% 3/1/12	780	856
Cox Communications, Inc. 7.125% 10/1/12	510	569
CSC Holdings, Inc.:
7.625% 4/1/11	1,598	1,782
7.625% 7/15/18	270	313
Dex Media, Inc.:
0% 11/15/13 (d)	205	161
8% 11/15/13	430	467
Houghton Mifflin Co. 9.875% 2/1/13	365	385
Kabel Deutschland GmbH 10.625% 7/1/14 (f)	180	207
LBI Media Holdings, Inc. 0% 10/15/13 (d)	493	362
LBI Media, Inc. 10.125% 7/15/12	365	412
Liberty Media Corp. 8.25% 2/1/30	800	910
Loews Cineplex Entertainment Corp. 9% 8/1/14 (f)	370	389
News America, Inc. 6.2% 12/15/34 (f)	1,500	1,547
Nexstar Broadcasting, Inc. 7% 1/15/14	250	246
Nextmedia Operating, Inc. 10.75% 7/1/11	370	411
PanAmSat Corp. 9% 8/15/14	190	209
PEI Holdings, Inc. 11% 3/15/10	302	356
PRIMEDIA, Inc. 7.625% 4/1/08	780	792
Radio One, Inc.:
6.375% 2/15/13 (f)	110	112
8.875% 7/1/11	1,215	1,324
Rogers Cable, Inc. 6.75% 3/15/15	570	595
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc. 6.625% 5/15/29	$ 655	$ 715
Videotron Ltee 6.875% 1/15/14 (f)	520	546
		16,673
Multiline Retail - 0.0%
Dillard's, Inc. 6.69% 8/1/07	650	678
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	855	876
9% 6/15/12	160	172
Blockbuster, Inc. 9% 9/1/12 (f)	270	270
Sonic Automotive, Inc. 8.625% 8/15/13	475	514
		1,832
TOTAL CONSUMER DISCRETIONARY		31,397
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Ahold Finance USA, Inc. 8.25% 7/15/10	695	785
Jean Coutu Group, Inc.:
7.625% 8/1/12	120	126
8.5% 8/1/14	300	305
NeighborCare, Inc. 6.875% 11/15/13	380	401
Stater Brothers Holdings, Inc. 5.99% 6/15/10 (g)	280	288
		1,905
Food Products - 0.2%
Dean Foods Co.:
6.9% 10/15/17	545	572
8.15% 8/1/07	325	349
Del Monte Corp. 6.75% 2/15/15 (f)	210	215
Doane Pet Care Co. 10.75% 3/1/10	470	503
Reddy Ice Group, Inc. 8.875% 8/1/11	70	78
Smithfield Foods, Inc. 7% 8/1/11	690	742
United Agriculture Products, Inc. 8.75% 12/15/11 (f)	117	127
		2,586
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	560	615
TOTAL CONSUMER STAPLES		5,106
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Grant Prideco, Inc.:
9% 12/15/09	$ 100	$ 112
9.625% 12/1/07	370	412
Hanover Compressor Co.:
8.625% 12/15/10	110	119
9% 6/1/14	190	211
Hornbeck Offshore Services, Inc. 6.125% 12/1/14 (f)	515	518
Petronas Capital Ltd. 7% 5/22/12 (f)	1,045	1,176
Pride International, Inc. 7.375% 7/15/14	190	211
Seabulk International, Inc. 9.5% 8/15/13	430	474
		3,233
Oil & Gas - 1.3%
Amerada Hess Corp.:
6.65% 8/15/11	135	148
7.125% 3/15/33	355	408
7.375% 10/1/09	310	345
Chesapeake Energy Corp.:
6.875% 1/15/16	554	594
7.5% 6/15/14	220	243
El Paso Corp.:
7% 5/15/11	1,120	1,137
7.875% 6/15/12	485	512
El Paso Energy Corp.:
6.95% 12/15/07	175	181
7.375% 12/15/12	256	262
Empresa Nacional de Petroleo 6.75% 11/15/12 (f)	730	804
EnCana Holdings Finance Corp. 5.8% 5/1/14	385	407
Enterprise Products Operating LP:
4.625% 10/15/09 (f)	205	204
5.6% 10/15/14 (f)	145	148
Forest Oil Corp. 8% 12/15/11	370	420
General Maritime Corp. 10% 3/15/13	555	637
Kinder Morgan Energy Partners LP 5.125% 11/15/14	220	219
Pemex Project Funding Master Trust:
6.125% 8/15/08	2,000	2,080
7.875% 2/1/09 (g)	1,200	1,329
Plains Exploration & Production Co.:
7.125% 6/15/14	170	187
8.75% 7/1/12	720	796
Range Resources Corp. 7.375% 7/15/13	540	581
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil & Gas - continued
Ship Finance International Ltd. 8.5% 12/15/13	$ 1,295	$ 1,308
Stone Energy Corp. 6.75% 12/15/14 (f)	80	80
Teekay Shipping Corp. 8.875% 7/15/11	715	822
The Coastal Corp.:
6.5% 5/15/06	195	198
6.5% 6/1/08	1,115	1,128
7.5% 8/15/06	1,230	1,273
7.625% 9/1/08	310	324
7.75% 6/15/10	770	808
Venoco, Inc. 8.75% 12/15/11 (f)	250	259
Vintage Petroleum, Inc. 8.25% 5/1/12	405	437
Williams Companies, Inc.:
7.125% 9/1/11	1,190	1,309
7.5% 1/15/31	110	125
7.625% 7/15/19	385	443
		20,156
TOTAL ENERGY		23,389
FINANCIALS - 2.5%
Capital Markets - 0.6%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	507	583
Equinox Holdings Ltd. 9% 12/15/09	60	63
Goldman Sachs Group, Inc. 6.6% 1/15/12	2,345	2,590
Merrill Lynch & Co., Inc.:
4.125% 1/15/09	570	566
4.25% 2/8/10	1,230	1,215
5% 1/15/15	120	119
Morgan Stanley:
3.875% 1/15/09	2,500	2,457
4.75% 4/1/14	380	370
6.6% 4/1/12	900	995
		8,958
Commercial Banks - 0.3%
Bank of America Corp.:
6.25% 4/15/12	1,000	1,094
7.4% 1/15/11	780	892
Korea Development Bank 3.875% 3/2/09	1,000	973
PNC Funding Corp. 5.75% 8/1/06	1,150	1,179
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wachovia Bank NA 4.875% 2/1/15	$ 445	$ 442
Wells Fargo & Co. 4.2% 1/15/10	160	158
		4,738
Consumer Finance - 0.4%
Capital One Bank 5% 6/15/09	750	761
Ford Motor Credit Co. 7.875% 6/15/10	1,000	1,068
General Motors Acceptance Corp. 6.875% 9/15/11	1,565	1,552
Household Finance Corp. 4.125% 11/16/09	1,250	1,230
Household International, Inc. 8.875% 2/15/08	850	889
MBNA Corp.:
6.25% 1/17/07	770	799
7.5% 3/15/12	725	827
		7,126
Diversified Financial Services - 0.6%
Alliance Capital Management LP 5.625% 8/15/06	1,020	1,043
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	620	446
9.625% 11/15/09	225	189
10% 4/1/09	160	138
10.25% 1/15/10	700	593
Citigroup, Inc. 4.125% 2/22/10	60	59
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	310	332
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	215	247
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	555	638
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (f)	280	302
Hutchison Whampoa International 03/33 Ltd. 6.25% 1/24/14 (f)	510	541
J.P. Morgan Chase & Co. 6.75% 2/1/11	2,170	2,403
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	495	520
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (f)	410	448
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	$ 660	$ 773
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (f)(g)	140	147
		8,819
Insurance - 0.1%
Principal Life Global Funding I 6.25% 2/15/12 (f)	490	534
Provident Companies, Inc.:
7% 7/15/18	40	42
7.25% 3/15/28	55	57
UnumProvident Corp.:
6.75% 12/15/28	285	273
7.625% 3/1/11	220	241
		1,147
Real Estate - 0.3%
BRE Properties, Inc. 5.95% 3/15/07	1,500	1,546
EOP Operating LP:
4.65% 10/1/10	750	742
7% 7/15/11	1,250	1,388
Senior Housing Properties Trust 8.625% 1/15/12	770	880
Simon Property Group LP 5.625% 8/15/14	975	1,003
		5,559
Thrifts & Mortgage Finance - 0.2%
Countrywide Home Loans, Inc. 4% 3/22/11	1,245	1,190
Independence Community Bank Corp. 3.75% 4/1/14 (g)	475	452
Washington Mutual, Inc.:
4.375% 1/15/08	530	531
4.625% 4/1/14	945	905
		3,078
TOTAL FINANCIALS		39,425
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	440	462
AmerisourceBergen Corp. 8.125% 9/1/08	130	144
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (f)	220	231
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Carriage Services, Inc. 7.875% 1/15/15 (f)	$ 200	$ 210
Community Health Systems, Inc. 6.5% 12/15/12 (f)	280	282
HCA, Inc. 6.375% 1/15/15	300	303
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	640	696
National Nephrology Associates, Inc. 9% 11/1/11 (f)	120	136
Psychiatric Solutions, Inc. 10.625% 6/15/13	156	181
Tenet Healthcare Corp.:
6.375% 12/1/11	420	391
7.375% 2/1/13	430	409
9.875% 7/1/14 (f)	265	282
U.S. Oncology, Inc.:
9% 8/15/12 (f)	880	959
10.75% 8/15/14 (f)	240	276
		4,962
Pharmaceuticals - 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (f)	400	348
TOTAL HEALTH CARE		5,310
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8% 3/1/08	165	165
8.875% 5/1/11	390	412
Bombardier, Inc.:
6.3% 5/1/14 (f)	780	688
7.45% 5/1/34 (f)	260	225
Raytheon Co. 8.3% 3/1/10	1,000	1,161
		2,651
Airlines - 0.7%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	360	342
6.978% 10/1/12	165	169
7.377% 5/23/19	451	302
7.379% 5/23/16	263	176
7.8% 4/1/08	325	294
8.608% 10/1/12	405	371
10.18% 1/2/13	185	131
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. 8% 12/15/05	$ 4,320	$ 4,223
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18	164	131
7.568% 12/1/06	100	77
8.312% 10/2/12	197	153
8.321% 11/1/06	25	24
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	35	26
9.5% 11/18/08 (f)	394	349
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	4	3
7.57% 11/18/10	555	529
7.711% 9/18/11	75	50
7.779% 11/18/05	27	23
7.779% 1/2/12	521	287
7.92% 5/18/12	1,180	743
10.06% 1/2/16	130	70
Northwest Airlines, Inc.:
7.875% 3/15/08	1,375	976
10.5% 4/1/09	388	291
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	149	137
7.248% 7/2/14	228	164
7.626% 4/1/10	367	305
7.691% 4/1/17	25	21
7.95% 9/1/16	27	22
8.304% 9/1/10	172	146
NWA Trust 10.23% 6/21/14	127	114
		10,649
Building Products - 0.1%
Building Materials Corp. of America 7.75% 8/1/14 (f)	360	364
Mueller Group, Inc. 7.4925% 11/1/11 (g)	370	381
Nortek, Inc. 8.5% 9/1/14	420	429
		1,174
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
5.75% 2/15/11	190	179
7.625% 1/1/06	990	1,020
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Allied Waste North America, Inc.: - continued
8.5% 12/1/08	$ 250	$ 269
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (f)(g)	345	341
		1,809
Machinery - 0.1%
Dresser-Rand Group, Inc. 7.375% 11/1/14 (f)	180	189
Invensys PLC 9.875% 3/15/11 (f)	870	953
Park-Ohio Industries, Inc. 8.375% 11/15/14 (f)	180	178
		1,320
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (f)	425	446
H-Lines Finance Holding Corp. 0% 4/1/13 (d)(f)	120	90
OMI Corp. 7.625% 12/1/13	175	184
		720
Road & Rail - 0.2%
Kansas City Southern Railway Co.:
7.5% 6/15/09	1,085	1,150
9.5% 10/1/08	70	78
TFM SA de CV yankee:
10.25% 6/15/07	730	781
11.75% 6/15/09	775	780
		2,789
TOTAL INDUSTRIALS		21,112
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.125% 1/15/14	310	319
Lucent Technologies, Inc.:
6.45% 3/15/29	270	257
6.5% 1/15/28	70	66
Nortel Networks Corp. 6.125% 2/15/06	680	690
		1,332
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	1,090	1,145
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. 6.5% 5/15/13	$ 105	$ 108
Sanmina-SCI Corp. 10.375% 1/15/10	340	388
		1,641
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	245	229
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	710	746
Xerox Corp.:
7.125% 6/15/10	675	726
7.625% 6/15/13	570	617
		2,089
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc.:
5.41% 7/15/09 (g)	350	365
6.875% 7/15/11	400	428
7.125% 7/15/14	360	392
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (f)(g)	90	92
6.875% 12/15/11 (f)	160	165
8% 12/15/14 (f)	70	74
Semiconductor Note Participation Trust 0% 8/4/11 (f)	480	677
		2,193
TOTAL INFORMATION TECHNOLOGY		7,484
MATERIALS - 1.1%
Chemicals - 0.3%
America Rock Salt Co. LLC 9.5% 3/15/14	190	197
Berry Plastics Corp. 10.75% 7/15/12	270	306
Compass Minerals Group, Inc. 10% 8/15/11	550	616
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (d)(f)	137	96
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	535	619
Huntsman Advanced Materials LLC:
10.89% 7/15/08 (f)(g)	320	354
11% 7/15/10 (f)	250	295
Huntsman ICI Holdings LLC 0% 12/31/09	25	14
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	$ 230	$ 200
Lubrizol Corp.:
4.625% 10/1/09	370	369
5.5% 10/1/14	175	179
6.5% 10/1/34	315	338
Lyondell Chemical Co.:
9.5% 12/15/08	825	894
9.625% 5/1/07	120	132
PolyOne Corp.:
8.875% 5/1/12	185	205
10.625% 5/15/10	205	233
The Scotts Co. 6.625% 11/15/13	230	237
		5,284
Construction Materials - 0.1%
RMCC Acquisition Co. 9.5% 11/1/12 (f)	915	910
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10	150	161
Crown European Holdings SA 10.875% 3/1/13	380	450
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14 (f)	220	226
7.75% 5/15/11	240	260
8.25% 5/15/13	410	449
8.75% 11/15/12	340	383
8.875% 2/15/09	515	556
Owens-Illinois, Inc.:
7.35% 5/15/08	130	137
7.8% 5/15/18	50	52
8.1% 5/15/07	250	264
Sealed Air Corp. 5.625% 7/15/13 (f)	170	175
		3,113
Metals & Mining - 0.3%
California Steel Industries, Inc. 6.125% 3/15/14	245	245
Compass Minerals International, Inc. 0% 12/15/12 (d)	615	547
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	520	567
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	200	212
International Steel Group, Inc. 6.5% 4/15/14	415	444
Massey Energy Co. 6.625% 11/15/10	210	216
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Novelis, Inc. 7.25% 2/15/15 (f)	$ 1,690	$ 1,753
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	815	837
		4,821
Paper & Forest Products - 0.2%
Boise Cascade LLC/Boise Cascade Finance Corp. 7.125% 10/15/14 (f)	100	106
Georgia-Pacific Corp.:
8% 1/15/24	390	467
9.5% 12/1/11	700	872
International Paper Co.:
4.25% 1/15/09	185	184
5.5% 1/15/14	470	486
Norske Skog Canada Ltd. 8.625% 6/15/11	330	355
Stone Container Corp.:
8.375% 7/1/12	360	383
9.75% 2/1/11	420	457
		3,310
TOTAL MATERIALS		17,438
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.3%
AT&T Broadband Corp. 8.375% 3/15/13	500	608
Bellsouth Capital Funding Corp. 7.875% 2/15/30	580	732
BellSouth Corp. 5.2% 9/15/14	500	507
British Telecommunications PLC 8.875% 12/15/30	1,250	1,709
Deutsche Telekom International Finance BV 8.75% 6/15/30	1,000	1,348
France Telecom SA:
8.5% 3/1/11 (e)	610	712
9.25% 3/1/31 (e)	1,200	1,635
Koninklijke KPN NV yankee 8% 10/1/10	450	523
New Skies Satellites BV 7.4375% 11/1/11 (f)(g)	380	397
NTL Cable PLC 8.75% 4/15/14 (f)	215	243
Primus Telecommunications Group, Inc. 8% 1/15/14	270	207
Qwest Communications International, Inc.:
7.5% 2/15/11 (f)	75	77
7.75% 2/15/14 (f)	545	559
Qwest Corp. 9.125% 3/15/12 (f)	365	422
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Services Corp. 14% 12/15/10 (f)(g)	$ 2,945	$ 3,505
SBC Communications, Inc.:
6.15% 9/15/34	750	776
6.45% 6/15/34	415	446
Sprint Capital Corp. 6.875% 11/15/28	850	938
Telecom Italia Capital:
4.95% 9/30/14 (f)	565	554
5.25% 11/15/13	1,300	1,311
Telefonica Europe BV 7.75% 9/15/10	635	731
Verizon Global Funding Corp.:
7.25% 12/1/10	1,185	1,337
7.75% 12/1/30	600	747
		20,024
Wireless Telecommunication Services - 0.4%
America Movil SA de CV 4.125% 3/1/09	500	490
AT&T Wireless Services, Inc. 7.875% 3/1/11	255	296
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)	380	416
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	390	422
10.75% 8/1/11	190	204
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	480	541
Inmarsat Finance PLC 7.625% 6/30/12	190	199
Intelsat Ltd.:
6.5% 11/1/13	360	305
7.625% 4/15/12	415	383
7.7938% 1/15/12 (f)(g)	340	349
Millicom International Cellular SA 10% 12/1/13 (f)	400	422
Nextel Partners, Inc. 8.125% 7/1/11	130	143
Rogers Communications, Inc.:
5.525% 12/15/10 (g)	220	232
6.375% 3/1/14	595	607
7.25% 12/15/12	140	152
7.5% 3/15/15	350	382
8% 12/15/12	160	173
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Rogers Communications, Inc.: - continued
9.625% 5/1/11	$ 390	$ 460
Western Wireless Corp. 9.25% 7/15/13	480	558
		6,734
TOTAL TELECOMMUNICATION SERVICES		26,758
UTILITIES - 1.5%
Electric Utilities - 0.4%
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	155	177
Cleveland Electric Illuminating Co. 5.65% 12/15/13	805	834
Duke Capital LLC:
4.37% 3/1/09	100	99
6.75% 2/15/32	570	634
Exelon Corp. 6.75% 5/1/11	1,000	1,103
FirstEnergy Corp. 6.45% 11/15/11	170	184
Nevada Power Co.:
5.875% 1/15/15 (f)	130	133
10.875% 10/15/09	110	126
Niagara Mohawk Power Corp. 8.875% 5/15/07	650	713
Progress Energy, Inc. 7.1% 3/1/11	1,350	1,508
Sierra Pacific Power Co. 6.25% 4/15/12	120	126
Southern California Edison Co. 7.625% 1/15/10	480	545
TECO Energy, Inc. 6.125% 5/1/07	290	299
Texas Genco LLC/Texas Genco Financing Corp. 6.875% 12/15/14 (f)	290	307
		6,788
Gas Utilities - 0.3%
ANR Pipeline, Inc. 8.875% 3/15/10	180	198
Consolidated Natural Gas Co. 6.85% 4/15/11	585	654
NiSource Finance Corp. 7.875% 11/15/10	1,215	1,404
Northwest Pipeline Corp. 8.125% 3/1/10	170	187
Sonat, Inc.:
6.75% 10/1/07	115	119
7.625% 7/15/11	80	83
Southern Natural Gas Co. 8.875% 3/15/10	220	243
Texas Eastern Transmission Corp. 7.3% 12/1/10	1,495	1,688
Transcontinental Gas Pipe Line Corp. 6.25% 1/15/08	485	504
		5,080
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.8%
AES Corp.:
8.75% 6/15/08	$ 19	$ 21
8.75% 5/15/13 (f)	670	760
8.875% 2/15/11	187	213
9% 5/15/15 (f)	510	583
9.375% 9/15/10	468	544
9.5% 6/1/09	1,117	1,279
Calpine Corp.:
8.41% 7/15/07 (f)(g)	419	379
8.5% 7/15/10 (f)	90	74
CMS Energy Corp.:
7.5% 1/15/09	430	460
7.75% 8/1/10	465	509
8.5% 4/15/11	500	568
8.9% 7/15/08	1,060	1,178
9.875% 10/15/07	1,030	1,150
Constellation Energy Group, Inc. 7% 4/1/12	1,000	1,132
Dominion Resources, Inc.:
6.25% 6/30/12	1,725	1,869
8.125% 6/15/10	295	343
NRG Energy, Inc. 8% 12/15/13 (f)	497	546
Reliant Energy, Inc.:
6.75% 12/15/14	345	342
9.25% 7/15/10	220	245
Western Resources, Inc. 7.125% 8/1/09	120	131
		12,326
TOTAL UTILITIES		24,194
TOTAL NONCONVERTIBLE BONDS (Cost $189,199)		201,613
U.S. Government and Government Agency Obligations - 11.2%

U.S. Government Agency Obligations - 3.3%
Fannie Mae:
2.5% 6/15/06	3,595	3,548
3.25% 8/15/08	765	745
3.25% 2/15/09	1,684	1,628
5.5% 3/15/11	5,685	6,012
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6% 5/15/11	$ 13,910	$ 15,082
6.25% 2/1/11	7,310	7,899
Freddie Mac:
3.625% 9/15/08	1,839	1,812
4% 6/12/13	2,342	2,233
5.75% 1/15/12	2,360	2,534
5.875% 3/21/11	5,505	5,853
6.625% 9/15/09	2,160	2,372
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-D, 5.23% 5/15/05	23	23
Series 1994-A, 7.12% 4/15/06	123	125
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) Series 1994-B, 7.5% 1/26/06	85	87
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	2,609	2,799
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		52,752
U.S. Treasury Inflation Protected Obligations - 1.6%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	5,049	5,399
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	5,023	4,941
2% 1/15/14	15,451	15,932
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		26,272
U.S. Treasury Obligations - 6.3%
U.S. Treasury Bonds 6.25% 5/15/30	12,680	15,404
U.S. Treasury Notes:
1.625% 2/28/06	49,670	48,876
2.375% 8/15/06	168	165
3.125% 5/15/07	13,580	13,434
4.25% 8/15/13	126	125
4.75% 5/15/14	8,235	8,478
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
6.5% 2/15/10	$ 3,500	$ 3,889
7% 7/15/06	9,000	9,426
TOTAL U.S. TREASURY OBLIGATIONS		99,797
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $178,759)		178,821
U.S. Government Agency - Mortgage Securities - 9.4%

Fannie Mae - 8.9%
3.737% 1/1/35 (g)	137	136
3.827% 12/1/34 (g)	24	24
3.83% 1/1/35 (g)	100	99
3.836% 6/1/33 (g)	66	66
3.84% 1/1/35 (g)	274	271
3.87% 1/1/35 (g)	150	153
3.913% 12/1/34 (g)	75	75
3.941% 10/1/34 (g)	120	121
3.98% 1/1/35 (g)	123	123
3.992% 12/1/34 (g)	122	123
4% 3/1/20 (i)	4,000	3,868
4% 1/1/35 (g)	75	75
4.017% 12/1/34 (g)	645	650
4.021% 12/1/34 (g)	100	100
4.023% 2/1/35 (g)	75	75
4.029% 1/1/35 (g)	50	50
4.036% 12/1/34 (g)	73	74
4.048% 1/1/35 (g)	75	75
4.052% 2/1/35 (g)	75	75
4.072% 12/1/34 (g)	175	178
4.104% 1/1/35 (g)	173	174
4.118% 1/1/35 (g)	183	183
4.118% 2/1/35 (g)	50	50
4.12% 2/1/35 (g)	149	149
4.127% 1/1/35 (g)	173	173
4.128% 2/1/35 (g)	324	324
4.144% 1/1/35 (g)	249	250
4.145% 2/1/35 (g)	200	201
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.151% 1/1/35 (g)	$ 304	$ 304
4.173% 11/1/34 (g)	169	172
4.186% 11/1/34 (g)	42	43
4.197% 1/1/35 (g)	150	150
4.2% 1/1/35 (g)	368	371
4.269% 10/1/34 (g)	274	277
4.305% 7/1/34 (g)	91	92
4.324% 12/1/34 (g)	50	50
4.484% 10/1/34 (g)	567	574
4.5% 3/1/20 (i)	10,000	9,878
4.5% 3/1/20 (i)	2,450	2,420
4.5% 7/1/33 to 12/1/33	14,992	14,453
4.5% 4/1/35 (i)	88	85
4.551% 8/1/34 (g)	223	227
5% 12/1/16 to 7/1/18	15,657	15,791
5% 3/1/20 (i)	398	402
5% 3/1/35 (i)	15,000	14,798
5% 3/1/35 (i)	6,640	6,551
5.5% 2/1/11 to 9/1/28	11,801	12,091
5.5% 3/1/35 (i)	28,208	28,491
5.5% 3/1/35 (i)	5,000	5,050
6% 7/1/12 to 1/1/29	3,693	3,808
6% 3/1/35	1,810	1,860
6.5% 4/1/11 to 9/1/32	12,277	12,829
7% 12/1/23 to 4/1/29	145	153
7.5% 6/1/25 to 4/1/29	2,406	2,581
TOTAL FANNIE MAE		141,416
Freddie Mac - 0.0%
4.232% 1/1/35 (g)	501	501
4.434% 2/1/35 (g)	325	326
5.013% 8/1/33 (g)	70	72
TOTAL FREDDIE MAC		899
Government National Mortgage Association - 0.5%
6.5% 10/15/27 to 7/15/34	1,985	2,089
7% 12/15/25 to 12/15/32	1,896	2,009
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - continued
7.5% 2/15/23 to 12/15/28	$ 2,736	$ 2,944
8% 11/15/21 to 12/15/26	630	684
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		7,726
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $149,298)		150,041
Asset-Backed Securities - 1.4%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 3.15% 2/25/34 (g)	200	200
Class M2, 3.75% 2/25/34 (g)	225	225
Series 2005-SD1 Class A1, 3.05% 11/25/50 (g)	307	307
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/09 (f)	800	798
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 3.08% 4/25/34 (g)	115	115
Class M2, 3.13% 4/25/34 (g)	100	100
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 3.75% 1/25/32 (g)	235	236
Argent Securities, Inc. Series 2004-W5 Class M1, 3.25% 4/25/34 (g)	360	360
Capital One Multi-Asset Execution Trust:
Series 2003-B4 Class B4, 3.39% 7/15/11 (g)	585	596
Series 2004-6 Class B, 4.15% 7/16/12	730	717
Chase Manhattan Auto Owner Trust Series 2001-A Class A4, 5.07% 2/15/08	1,509	1,511
Citibank Credit Card Issuance Trust Series 2002-C1 Class C1, 3.76% 2/9/09 (g)	1,250	1,267
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 3.15% 5/25/34 (g)	475	475
Series 2004-3 Class M1, 3.15% 6/25/34 (g)	125	125
Series 2004-4:
Class A, 3.02% 8/25/34 (g)	349	350
Class M1, 3.13% 7/25/34 (g)	325	326
Class M2, 3.18% 6/25/34 (g)	400	401
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	4,000	4,104
Series 2003-4 Class B1, 2.92% 5/16/11 (g)	770	775
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.2% 3/25/34 (g)	$ 25	$ 25
Class M4, 3.55% 3/25/34 (g)	25	25
Class M6, 3.9% 3/25/34 (g)	25	25
Fremont Home Loan Trust:
Series 2004-A:
Class M1, 3.2% 1/25/34 (g)	425	425
Class M2, 3.8% 1/25/34 (g)	475	475
Series 2005-A:
Class M1, 3.02% 1/25/35 (g)	150	150
Class M2, 3.05% 1/25/35 (g)	200	200
Class M3, 3.08% 1/25/35 (g)	100	100
Class M4, 3.27% 1/25/35 (g)	75	75
Class M5, 3.29% 1/25/35 (g)	75	75
Class M6, 3.37% 1/25/35 (g)	100	100
GSAMP Trust Series 2004-FM2 Class M1, 3.15% 1/25/34 (g)	250	250
Home Equity Asset Trust Series 2002-4 Class M2, 4.7% 3/25/33 (g)	175	178
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	1,000	1,025
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.15% 7/25/34 (g)	200	200
Class M2, 3.2% 7/25/34 (g)	25	25
Class M3, 3.6% 7/25/34 (g)	75	75
Class M4, 3.75% 7/25/34 (g)	50	50
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 4.55% 5/25/33 (g)	150	152
Series 2003-NC5 Class M2, 4.65% 4/25/33 (g)	250	254
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 3.7% 11/25/32 (g)	235	237
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	350	101
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 3.17% 1/25/35 (g)	350	350
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,940	2,993
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.01% 2/25/34 (g)	131	131
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10 (i)	1,415	1,415
TOTAL ASSET-BACKED SECURITIES (Cost $21,882)		22,099
Collateralized Mortgage Obligations - 0.7%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 0.3%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 2.98% 5/25/35 (g)	$ 638	$ 638
Series 2005-2 Class 6A2, 2.93% 6/25/35 (g)(i)	325	325
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (g)	985	985
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 3.02% 4/25/34 (g)	301	302
Impac CMB Trust floater Series 2005-1:
Class M1, 3.11% 4/25/35 (g)	299	299
Class M2, 3.15% 4/25/35 (g)	539	539
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	150	152
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	159	163
Sequoia Mortgage Trust floater:
Series 2005-1 Class A2, 3.1688% 2/20/35 (g)	714	714
Series 2005-2 Class A2, 3.2813% 3/20/35 (g)	1,010	1,008
TOTAL PRIVATE SPONSOR		5,125
U.S. Government Agency - 0.4%
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class Series 2004-81 Class KD:
4.5% 4/25/17	1,795	1,778
4.5% 7/25/18	785	765
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2773 Class ED, 4.5% 8/15/17	2,595	2,554
Series 2885 Class PC, 4.5% 3/15/18	765	758
TOTAL U.S. GOVERNMENT AGENCY		5,855
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,084)		10,980
Commercial Mortgage Securities - 1.6%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 3.01% 4/25/34 (f)(g)	625	623
Class B, 4.55% 4/25/34 (f)(g)	89	89
Class M1, 3.21% 4/25/34 (f)(g)	89	89
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Class M2, 3.85% 4/25/34 (f)(g)	$ 89	$ 89
Series 2004-3:
Class A1, 3.02% 1/25/35 (f)(g)	593	593
Class A2, 3.07% 1/25/35 (f)(g)	99	99
Class M1, 3.15% 1/25/35 (f)(g)	99	99
Class M2, 3.65% 1/25/35 (f)(g)	49	49
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.0954% 8/1/24 (f)(g)	351	305
COMM:
floater:
Series 2002-FL7 Class D, 3.16% 11/15/14 (f)(g)	225	225
Series 2003-FL9 Class B, 3.09% 11/15/15 (f)(g)	326	327
Series 2004-LBN2 Class X2, 1.1167% 3/10/39 (f)(g)(h)	1,564	64
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	1,250	1,379
Series 2000-C1 Class A2, 7.545% 4/15/62	1,000	1,125
Series 2004-C1 Class A3, 4.321% 1/15/37	475	467
Series 1997-C2 Class D, 7.27% 1/17/35	2,310	2,533
Series 2004-C1 Class ASP, 1.0444% 1/15/37 (f)(g)(h)	7,685	294
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	3,500	3,953
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	1,239	1,296
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (f)	630	696
Series 2003-C1 Class A2A, 3.59% 1/10/40	720	710
Series 1998-GLII Class E, 6.9703% 4/13/31 (g)	635	659
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	1,440	1,625
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (f)	700	665
Class C, 4.13% 11/20/37 (f)	700	638
Morgan Stanley Capital I, Inc.:
sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	505	495
Series 2005-IQ9 Class X2, 0.8417% 7/15/56 (f)(g)(h)	5,945	327
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	$ 4,500	$ 4,764
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	810	810
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $24,005)		25,087
Foreign Government and Government Agency Obligations - 0.6%

Chilean Republic:
5.625% 7/23/07	1,000	1,033
7.125% 1/11/12	865	981
Italian Republic 4.5% 1/21/15	2,200	2,156
Korean Republic 4.875% 9/22/14	500	493
State of Israel 4.625% 6/15/13	165	160
United Mexican States:
5.875% 1/15/14	300	306
6.375% 1/16/13	700	740
6.75% 9/27/34	1,475	1,502
7.5% 4/8/33	1,300	1,446
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,528)		8,817
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (g)	1,340	1,395
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. term loan 5.41% 8/10/11 (g)	514	526
TOTAL FLOATING RATE LOANS (Cost $1,858)		1,921
Money Market Funds - 7.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	117,354,116	$ 117,354
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	7,312,625	7,313
TOTAL MONEY MARKET FUNDS (Cost $124,667)		124,667
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,515,731)		1,669,082
NET OTHER ASSETS - (4.9)%		(77,338)
NET ASSETS - 100%		$ 1,591,744
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.2955% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	Feb. 2006	$ 11,000	(20)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	1,500	(23)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Deutsche Bank	June 2005	2,850	(30)
Receive monthly a return equal to Lehman Brothers for CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Goldman Sachs	March 2005	7,150	(70)
Receive monthly a return equal to that of Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Goldman Sachs	July 2005	7,150	0
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	1,500	12
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)

Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America

	May 2005	$ 1,500	$ (29)
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	May 2005	2,425	(26)
TOTAL RETURN SWAP		24,075	(166)
		$ 35,075	$ (186)
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $45,904,000 or 2.9% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $1,516,052,000. Net unrealized appreciation aggregated $153,030,000, of which $196,481,000 related to appreciated investment securities and $43,451,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Leveraged
Company Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

ALSF-QTLY-0405

1.797936.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.3%
Dana Corp.	2,800	$ 40,376
TRW Automotive Holdings Corp.	47,700	964,017
		1,004,393
Hotels, Restaurants & Leisure - 1.1%
Centerplate, Inc. unit	30,815	401,211
Friendly Ice Cream Corp. (a)	41,076	328,608
Six Flags, Inc. (a)	295,800	1,319,268
Sunterra Corp. (a)	28,600	468,754
Wyndham International, Inc. Class A (a)	1,311,400	1,101,576
		3,619,417
Household Durables - 1.0%
Juno Lighting, Inc.	88,965	3,249,002
Leisure Equipment & Products - 0.4%
Alliance Gaming Corp. (a)	104,000	1,154,400
Media - 4.5%
Cablevision Systems Corp. - NY Group Class A (a)	19,900	618,094
Charter Communications, Inc. Class A (a)	653,600	1,196,088
Cumulus Media, Inc. Class A (a)	92,300	1,306,045
Emmis Communications Corp. Class A (a)	16,000	299,200
Gray Television, Inc.	103,900	1,510,706
LodgeNet Entertainment Corp. (a)	11,800	208,270
News Corp. Class A	15,468	257,388
Nexstar Broadcasting Group, Inc. (a)	244,700	1,933,130
NTL, Inc. (a)	65,284	4,236,279
PRIMEDIA, Inc. (a)	26,800	107,468
Regal Entertainment Group Class A	100	1,926
The DIRECTV Group, Inc. (a)	58,150	872,832
The Reader's Digest Association, Inc. (non-vtg.)	95,700	1,655,610
Time Warner, Inc. (a)	22,600	389,398
UnitedGlobalCom, Inc. Class A (a)	39,040	363,072
		14,955,506
Specialty Retail - 0.7%
AutoNation, Inc. (a)	20,200	394,506
Gap, Inc.	87,400	1,864,242
		2,258,748
TOTAL CONSUMER DISCRETIONARY		26,241,466
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.4%
Koninklijke Ahold NV sponsored ADR (a)	343,000	$ 3,104,150
Kroger Co. (a)	28,700	516,313
Pathmark Stores, Inc. (a)	63,840	317,285
Safeway, Inc. (a)	49,700	914,480
		4,852,228
Food Products - 0.7%
Kellogg Co.	15,100	664,400
Smithfield Foods, Inc. (a)	45,500	1,549,275
		2,213,675
Personal Products - 0.2%
Revlon, Inc. Class A (a)	266,925	648,628
TOTAL CONSUMER STAPLES		7,714,531
ENERGY - 37.6%
Energy Equipment & Services - 5.3%
Grant Prideco, Inc. (a)	48,400	1,169,344
Grey Wolf, Inc. (a)	773,961	5,023,007
Hanover Compressor Co. (a)	38,500	509,740
Nabors Industries Ltd. (a)	56,200	3,225,880
Petroleum Geo-Services ASA ADR (a)	29,316	2,089,351
Pride International, Inc. (a)	59,600	1,467,352
Rowan Companies, Inc.	108,000	3,421,440
Universal Compression Holdings, Inc. (a)	15,300	581,400
		17,487,514
Oil & Gas - 32.3%
Burlington Resources, Inc.	77,300	3,836,399
Chesapeake Energy Corp.	302,900	6,569,901
Comstock Resources, Inc. (a)	25,300	695,750
Forest Oil Corp. (a)	387,200	15,488,000
Frontier Oil Corp.	71,500	2,292,290
Frontline Ltd.	14,700	837,890
Frontline Ltd. (NY Shares)	84,500	4,872,270
General Maritime Corp. (a)	354,300	18,242,907
Houston Exploration Co. (a)	44,700	2,588,130
Mission Resources Corp. (a)	10,900	74,338
OMI Corp.	392,500	8,215,025
Overseas Shipholding Group, Inc.	43,200	2,813,184
Range Resources Corp.	336,600	8,495,784
Ship Finance International Ltd.	36,361	806,487
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Teekay Shipping Corp.	384,400	$ 19,054,708
Valero Energy Corp.	123,500	8,798,140
Vintage Petroleum, Inc.	98,400	2,921,496
		106,602,699
TOTAL ENERGY		124,090,213
FINANCIALS - 1.5%
Consumer Finance - 0.3%
Metris Companies, Inc.	88,400	1,039,584
Insurance - 1.0%
American Financial Group, Inc., Ohio	87,000	2,652,630
UnumProvident Corp.	32,300	546,516
		3,199,146
Real Estate - 0.0%
Equity Office Properties Trust	500	15,085
Thrifts & Mortgage Finance - 0.2%
Capital Crossing Bank (a)	21,000	642,600
TOTAL FINANCIALS		4,896,415
HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	15,300	545,598
Health Care Providers & Services - 2.7%
Carriage Services, Inc. (a)	11,500	57,500
DaVita, Inc. (a)	157,700	6,661,248
Service Corp. International (SCI)	299,300	2,256,722
		8,975,470
TOTAL HEALTH CARE		9,521,068
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.2%
BE Aerospace, Inc. (a)	33,000	396,990
Goodrich Corp.	10,800	399,924
		796,914
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	15,285	410,097
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 1.5%
America West Holding Corp. Class B (a)	57,600	$ 282,240
AMR Corp. (a)	230,270	1,954,992
Delta Air Lines, Inc. (a)	486,250	2,256,200
Northwest Airlines Corp. (a)	52,400	368,372
		4,861,804
Building Products - 2.2%
American Standard Companies, Inc.	72,900	3,338,820
Lennox International, Inc.	28,600	618,332
Royal Group Technologies Ltd. (sub. vtg.) (a)	69,900	596,172
York International Corp.	66,500	2,571,555
		7,124,879
Commercial Services & Supplies - 1.4%
Allied Waste Industries, Inc. (a)	110,200	905,844
Clean Harbors, Inc. (a)	17,300	308,113
Corrections Corp. of America (a)	60,200	2,265,928
Republic Services, Inc.	1,000	31,710
Waste Management, Inc.	43,900	1,283,636
		4,795,231
Construction & Engineering - 0.2%
Integrated Electrical Services, Inc. (a)	151,000	507,360
Industrial Conglomerates - 1.6%
Tyco International Ltd.	161,700	5,413,716
Machinery - 0.9%
Navistar International Corp. (a)	29,100	1,148,286
SPX Corp.	19,800	881,496
Terex Corp. (a)	17,800	804,560
Thermadyne Holdings Corp. (a)	5,100	72,930
Timken Co.	7,200	203,760
		3,111,032
Marine - 0.1%
DryShips, Inc.	2,100	46,935
Golden Ocean Group Ltd. (a)	232,800	169,054
		215,989
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.9%
Central Freight Lines, Inc. (a)	300,000	$ 1,878,000
Kansas City Southern (a)	50,500	990,810
		2,868,810
TOTAL INDUSTRIALS		30,105,832
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.2%
Motorola, Inc.	40,500	634,230
Electronic Equipment & Instruments - 1.0%
Celestica, Inc. (sub. vtg.) (a)	100,000	1,280,960
DDi Corp. (a)	93,300	235,116
DDi Corp. (a)	70,000	176,400
Merix Corp. (a)	30,600	310,590
SMTC Corp. (a)	343,580	398,553
Solectron Corp. (a)	39,200	194,040
Viasystems Group, Inc. (a)	7,990	95,880
Viasystems Group, Inc. (a)(f)	47,440	569,280
		3,260,819
Semiconductors & Semiconductor Equipment - 2.2%
Atmel Corp. (a)	223,500	704,025
Conexant Systems, Inc. (a)	72,300	130,140
Freescale Semiconductor, Inc.:
Class A	26,000	491,400
Class B (a)	4,471	85,754
ON Semiconductor Corp. (a)	1,309,500	5,945,130
		7,356,449
TOTAL INFORMATION TECHNOLOGY		11,251,498
MATERIALS - 13.3%
Chemicals - 4.0%
Celanese Corp. Class A	13,100	218,770
Crompton Corp.	324,300	4,442,910
Great Lakes Chemical Corp.	100,500	2,683,350
NOVA Chemicals Corp.	56,100	2,819,895
Rhodia SA ADR	454,400	1,385,920
Solutia, Inc. (a)	220,500	220,500
Texas Petrochemicals, Inc. (a)	80,000	1,280,000
		13,051,345
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.4%
Texas Industries, Inc.	19,000	$ 1,267,300
Containers & Packaging - 4.3%
Owens-Illinois, Inc. (a)	171,000	4,256,190
Packaging Corp. of America	22,170	543,608
Pactiv Corp. (a)	248,200	5,611,802
Sealed Air Corp. (a)	11,400	595,878
Smurfit-Stone Container Corp. (a)	195,700	3,254,491
		14,261,969
Metals & Mining - 0.3%
Barrick Gold Corp.	500	12,404
Freeport-McMoRan Copper & Gold, Inc. Class B	22,570	943,877
Haynes International, Inc. (a)(d)	1,234	22,212
Oregon Steel Mills, Inc. (a)	1,600	46,576
		1,025,069
Paper & Forest Products - 4.3%
Georgia-Pacific Corp.	22,600	809,306
International Paper Co.	188,500	7,040,475
Weyerhaeuser Co.	97,200	6,505,596
		14,355,377
TOTAL MATERIALS		43,961,060
TELECOMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 3.2%
Call-Net Enterprises, Inc. Class B (a)	300,000	1,362,033
Covad Communications Group, Inc. (a)	70,609	107,326
General Communications, Inc. Class A (a)	112,400	1,048,692
Qwest Communications International, Inc. (a)	1,829,700	7,135,830
Telewest Global, Inc. (a)	48,783	814,188
XO Communications, Inc. (a)	7,300	22,484
		10,490,553
Wireless Telecommunication Services - 6.0%
Centennial Communications Corp. Class A (a)	325,900	3,464,317
Crown Castle International Corp. (a)	47,100	769,614
Nextel Communications, Inc. Class A (a)	310,700	9,143,901
NII Holdings, Inc. (a)	12,900	738,138
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Telesystem International Wireless, Inc. (a)	182,300	$ 2,663,299
Western Wireless Corp. Class A (a)	78,600	3,088,980
		19,868,249
TOTAL TELECOMMUNICATION SERVICES		30,358,802
UTILITIES - 8.1%
Multi-Utilities & Unregulated Power - 8.1%
AES Corp. (a)	1,043,900	17,474,886
Aquila, Inc. (a)	88,200	314,874
CMS Energy Corp. (a)	732,500	8,892,550
		26,682,310
TOTAL COMMON STOCKS (Cost $238,906,969)		314,823,195
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	2,800	128,324
Nonconvertible Preferred Stocks - 0.2%
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Doane Pet Care Co. 14.25% pay-in-kind (a)	12,495	649,740
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	10	32
TOTAL NONCONVERTIBLE PREFERRED STOCKS		649,772
TOTAL PREFERRED STOCKS (Cost $681,796)		778,096
Floating Rate Loans - 0.4%
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
McLeodUSA, Inc.:
revolver loan 5.5967% 5/31/07 (e)	$ 450,726	$ 175,783
Tranche A, term loan 5.5971% 5/31/07 (e)	1,523,959	624,823
Tranche B, term loan 5.67% 5/30/08 (e)	1,408,850	563,540
		1,364,146
TOTAL FLOATING RATE LOANS (Cost $2,362,701)		1,364,146
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	10,535,753	10,535,753
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	3,408,600	3,408,600
TOTAL MONEY MARKET FUNDS (Cost $13,944,353)		13,944,353
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $255,895,819)		330,909,790
NET OTHER ASSETS - (0.3)%		(1,020,233)
NET ASSETS - 100%		$ 329,889,557
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $22,212 or 0.0% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $569,280 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Viasystems Group, Inc.	2/13/04	$ 954,730
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $255,775,046. Net unrealized appreciation aggregated $75,134,744, of which $85,181,692 related to appreciated investment securities and $10,046,948 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

ARG-QTLY-0405

1.797933.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp. unit	7,700	$ 418,726
Royal Caribbean Cruises Ltd.	19,200	907,200
WMS Industries, Inc. (a)	23,200	695,768
Wynn Resorts Ltd. (a)	7,700	551,089
		2,572,783
Household Durables - 1.7%
Harman International Industries, Inc.	39,300	4,408,281
Internet & Catalog Retail - 5.3%
Blue Nile, Inc.	47,700	1,339,893
eBay, Inc. (a)	291,200	12,475,008
Hollywood Media Corp. (a)	11,600	60,900
		13,875,801
Media - 10.1%
DreamWorks Animation SKG, Inc. Class A	119,800	4,352,334
Fox Entertainment Group, Inc. Class A (a)	25,900	862,470
Getty Images, Inc. (a)	23,400	1,669,356
News Corp. Class B	164,100	2,824,161
NTL, Inc. (a)	129,044	8,373,665
Omnicom Group, Inc.	37,700	3,433,339
Univision Communications, Inc. Class A (a)	12,500	329,875
Walt Disney Co.	144,100	4,026,154
XM Satellite Radio Holdings, Inc. Class A (a)	15,500	510,880
		26,382,234
Specialty Retail - 0.6%
Chico's FAS, Inc. (a)	49,600	1,460,720
TOTAL CONSUMER DISCRETIONARY		48,699,819
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd.	2,900	158,659
ENERGY - 19.2%
Energy Equipment & Services - 12.4%
China Oilfield Services Ltd. (H Shares)	1,544,000	549,382
Cooper Cameron Corp. (a)	19,300	1,113,417
ENSCO International, Inc.	64,100	2,581,948
Grant Prideco, Inc. (a)	175,700	4,244,912
Grey Wolf, Inc. (a)	111,400	722,986
Halliburton Co.	80,100	3,521,997
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National-Oilwell, Inc. (a)	66,900	$ 3,033,246
Pride International, Inc. (a)	201,100	4,951,082
Rowan Companies, Inc.	100,209	3,174,621
Smith International, Inc.	8,600	552,636
Varco International, Inc. (a)	97,300	3,669,183
Veritas DGC, Inc. (a)	38,600	1,046,832
Weatherford International Ltd. (a)	51,501	3,069,975
		32,232,217
Oil & Gas - 6.8%
Frontline Ltd. (d)	23,000	1,310,984
Frontline Ltd. (NY Shares)	25,500	1,470,330
OMI Corp.	137,700	2,882,061
Ship Finance International Ltd.	890	19,740
Teekay Shipping Corp.	134,500	6,667,165
Top Tankers, Inc.	153,900	3,335,013
Tsakos Energy Navigation Ltd.	50,200	2,086,814
		17,772,107
TOTAL ENERGY		50,004,324
FINANCIALS - 6.7%
Capital Markets - 5.7%
Ameritrade Holding Corp. (a)	251,300	2,671,319
Calamos Asset Management, Inc. Class A	45,800	1,298,888
E*TRADE Financial Corp. (a)	146,600	1,945,382
Goldman Sachs Group, Inc.	18,200	1,980,160
Merrill Lynch & Co., Inc.	44,000	2,577,520
Morgan Stanley	46,700	2,637,149
optionsXpress Holdings, Inc.	2,500	43,125
UBS AG (NY Shares)	19,300	1,674,275
		14,827,818
Consumer Finance - 0.1%
First Marblehead Corp. (a)	2,500	173,875
Insurance - 0.6%
ACE Ltd.	3,800	168,948
American International Group, Inc.	19,500	1,302,600
		1,471,548
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.3%
Countrywide Financial Corp.	23,200	$ 806,200
TOTAL FINANCIALS		17,279,441
HEALTH CARE - 6.5%
Biotechnology - 0.7%
Celgene Corp. (a)	16,300	446,213
Genentech, Inc. (a)	20,900	986,480
OSI Pharmaceuticals, Inc. (a)	5,200	284,076
		1,716,769
Health Care Equipment & Supplies - 0.3%
Aspect Medical Systems, Inc. (a)	26,100	563,238
Cholestech Corp. (a)	500	5,565
Cytyc Corp. (a)	14,800	337,440
		906,243
Health Care Providers & Services - 5.3%
UnitedHealth Group, Inc.	151,800	13,838,088
Pharmaceuticals - 0.2%
Atherogenics, Inc. (a)	27,000	445,770
TOTAL HEALTH CARE		16,906,870
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
Honeywell International, Inc.	13,400	508,798
Air Freight & Logistics - 0.2%
FedEx Corp.	5,400	528,012
Airlines - 0.4%
AirTran Holdings, Inc. (a)	128,200	1,023,036
Commercial Services & Supplies - 3.2%
51job, Inc. ADR	1,100	22,308
Career Education Corp. (a)	127,600	4,357,540
Monster Worldwide, Inc. (a)	122,500	3,534,125
Robert Half International, Inc.	14,400	420,048
		8,334,021
Machinery - 0.2%
Deere & Co.	7,800	554,658
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.2%
Guangshen Railway Co. Ltd. sponsored ADR	27,900	$ 518,940
TOTAL INDUSTRIALS		11,467,465
INFORMATION TECHNOLOGY - 36.2%
Communications Equipment - 3.6%
Cisco Systems, Inc. (a)	38,700	674,154
Juniper Networks, Inc. (a)	162,300	3,495,942
QUALCOMM, Inc.	50,000	1,805,500
Research In Motion Ltd. (a)	52,200	3,430,485
		9,406,081
Computers & Peripherals - 3.2%
Apple Computer, Inc. (a)	107,400	4,817,964
Dell, Inc. (a)	40,100	1,607,609
Network Appliance, Inc. (a)	11,600	348,116
Seagate Technology	87,600	1,574,172
		8,347,861
Electronic Equipment & Instruments - 0.1%
Cogent, Inc.	3,800	92,568
Dolby Laboratories, Inc. Class A	1,300	30,004
		122,572
Internet Software & Services - 12.9%
Ask Jeeves, Inc. (a)	27,000	617,220
FindWhat.com (a)	19,300	212,300
Google, Inc. Class A (sub. vtg.)	68,545	12,885,775
NetRatings, Inc. (a)	139,958	2,649,405
United Online, Inc. (a)	150,259	1,630,310
VeriSign, Inc. (a)	23,000	630,660
Yahoo! Japan Corp. (a)	694	3,484,769
Yahoo!, Inc. (a)	350,200	11,300,954
		33,411,393
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	23,400	1,209,780
Cognizant Technology Solutions Corp. Class A (a)	30,700	1,449,961
		2,659,741
Semiconductors & Semiconductor Equipment - 12.0%
Analog Devices, Inc.	50,300	1,847,016
Applied Materials, Inc. (a)	72,100	1,261,750
Applied Micro Circuits Corp. (a)	112,800	389,160
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	89,100	$ 1,632,312
Atmel Corp. (a)	173,700	547,155
Broadcom Corp. Class A (a)	12,100	390,225
Fairchild Semiconductor International, Inc. (a)	4,100	67,732
Freescale Semiconductor, Inc. Class B (a)	33,261	637,946
Integrated Circuit Systems, Inc. (a)	77,200	1,557,896
Intel Corp.	365,400	8,762,292
KLA-Tencor Corp.	74,100	3,661,281
Lam Research Corp. (a)	35,400	1,112,976
Linear Technology Corp.	12,900	503,874
National Semiconductor Corp.	88,800	1,771,560
Portalplayer, Inc.	42,300	973,746
SigmaTel, Inc. (a)	17,700	737,913
Silicon Laboratories, Inc. (a)	16,600	582,660
Teradyne, Inc. (a)	283,300	4,368,486
Vitesse Semiconductor Corp. (a)	131,500	401,075
		31,207,055
Software - 3.4%
Autodesk, Inc.	27,200	808,384
NAVTEQ Corp.	1,600	69,920
Symantec Corp. (a)	177,600	3,908,976
Take-Two Interactive Software, Inc. (a)	30,600	1,122,102
TIBCO Software, Inc. (a)	30,900	301,584
VERITAS Software Corp. (a)	112,500	2,724,750
		8,935,716
TOTAL INFORMATION TECHNOLOGY		94,090,419
MATERIALS - 5.7%
Chemicals - 4.2%
Lyondell Chemical Co.	137,400	4,650,990
Monsanto Co.	61,700	3,626,726
Mosaic Co. (a)	73,500	1,209,810
NOVA Chemicals Corp.	26,900	1,352,142
		10,839,668
Metals & Mining - 1.5%
Apex Silver Mines Ltd. (a)	150,900	2,848,992
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Newmont Mining Corp.	7,700	$ 346,654
Pan American Silver Corp. (a)	51,600	869,726
		4,065,372
TOTAL MATERIALS		14,905,040
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.2%
Sprint Corp.	15,400	364,672
Wireless Telecommunication Services - 1.3%
Hutchison Telecommunications International Ltd. ADR	50,200	813,742
Nextel Communications, Inc. Class A (a)	23,600	694,548
Telesystem International Wireless, Inc. (a)	64,800	946,691
Western Wireless Corp. Class A (a)	25,500	1,002,150
		3,457,131
TOTAL TELECOMMUNICATION SERVICES		3,821,803
TOTAL COMMON STOCKS (Cost $236,388,870)		257,333,840
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	2,200	0
Procket Networks, Inc. Series C (a)(e)	202,511	2
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,033,003)		2
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)(c) (Cost $8,373,377)	8,373,377	$ 8,373,377
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $246,795,250)		265,707,219
NET OTHER ASSETS - (2.2)%		(5,746,125)
NET ASSETS - 100%		$ 259,961,094
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,310,984 or 0.5% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues) . At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 37,928
Procket Networks, Inc. Series C	2/9/01	$ 1,999,999
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $248,842,419. Net unrealized appreciation aggregated $16,864,800, of which $34,317,099 related to appreciated investment securities and $17,452,299 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

ASCF-QTLY-0405

1.797929.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.9%
Auto Components - 0.0%
Amerigon, Inc. (a)	280,600	$ 1,198
Hotels, Restaurants & Leisure - 3.7%
Benihana, Inc. Class A (a)	92,000	1,407
California Pizza Kitchen, Inc. (a)	300,000	7,176
Choice Hotels International, Inc.	27,700	1,638
Ctrip.com International Ltd. ADR (a)	1,264,900	48,762
Monarch Casino & Resort, Inc. (a)	237,800	9,124
Sonic Corp. (a)	516,900	17,414
Starbucks Coffee Japan Ltd. (a)	53,607	16,586
		102,107
Household Durables - 1.3%
Beazer Homes USA, Inc.	45,000	7,736
Champion Enterprises, Inc. (a)	353,200	3,656
D.R. Horton, Inc.	169,455	7,415
Jarden Corp. (a)	310,100	13,492
Lennar Corp. Class B	57,420	3,206
		35,505
Leisure Equipment & Products - 2.7%
Brunswick Corp.	672,600	31,370
MarineMax, Inc. (a)(d)	1,218,000	41,729
		73,099
Media - 1.5%
ADVO, Inc.	130,400	4,782
Cumulus Media, Inc. Class A (a)	300,000	4,245
Harris Interactive, Inc. (a)	273,600	1,368
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	1,009,100	14,026
Radio One, Inc. Class A (a)	500,000	6,870
Salem Communications Corp. Class A (a)	100,000	2,311
Scholastic Corp. (a)	100,000	3,548
Scottish Radio Holdings PLC	5,610	107
UnitedGlobalCom, Inc. Class A (a)	484,200	4,503
		41,760
Multiline Retail - 0.8%
Neiman Marcus Group, Inc. Class A	310,100	22,389
Specialty Retail - 3.6%
Aaron Rents, Inc.	434,500	8,890
Bakers Footwear Group, Inc. (d)	371,500	4,127
bebe Stores, Inc.	1,473,150	41,469
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Big 5 Sporting Goods Corp.	78,000	$ 1,833
Finlay Enterprises, Inc. (a)	160,900	1,942
Hot Topic, Inc. (a)	300,000	6,408
SAZABY, Inc.	465,200	11,346
Steiner Leisure Ltd. (a)	200,000	6,590
Yamada Denki Co. Ltd.	310,100	15,423
		98,028
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc. (a)	200,000	7,960
Liz Claiborne, Inc.	640,900	27,110
		35,070
TOTAL CONSUMER DISCRETIONARY		409,156
CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 3.7%
Spartan Stores, Inc. (a)	200,000	2,026
United Natural Foods, Inc. (a)(d)	3,253,566	101,414
		103,440
Food Products - 1.5%
American Italian Pasta Co. Class A (d)	931,087	25,139
McCormick & Co., Inc. (non-vtg.)	413,500	15,709
		40,848
Household Products - 0.5%
Rayovac Corp. (a)	300,000	12,900
TOTAL CONSUMER STAPLES		157,188
ENERGY - 4.3%
Energy Equipment & Services - 2.2%
BJ Services Co.	268,800	13,429
Global Industries Ltd. (a)	2,377,600	23,348
Maverick Tube Corp. (a)	200,000	7,112
Rowan Companies, Inc.	230,000	7,286
Smith International, Inc.	120,000	7,711
		58,886
Oil & Gas - 2.1%
Petroquest Energy, Inc. (a)	1,000,000	7,150
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Premcor, Inc.	100,000	$ 5,488
Teekay Shipping Corp.	760,980	37,722
Tsakos Energy Navigation Ltd.	202,600	8,422
		58,782
TOTAL ENERGY		117,668
FINANCIALS - 5.3%
Capital Markets - 0.1%
E*TRADE Financial Corp. (a)	20,000	265
Investors Financial Services Corp.	2,400	120
Waddell & Reed Financial, Inc. Class A	150,000	3,120
		3,505
Commercial Banks - 2.4%
First Community Bancorp, California	4,100	177
PrivateBancorp, Inc.	200,000	6,500
Silicon Valley Bancshares (a)	869,840	38,116
Texas Capital Bancshares, Inc. (a)	200,000	4,740
Texas Regional Bancshares, Inc. Class A	511,700	15,254
		64,787
Insurance - 0.7%
Commerce Group, Inc., Massachusetts	50,000	3,410
Markel Corp. (a)	20,000	7,150
Navigators Group, Inc. (a)	100,000	3,000
Scottish Re Group Ltd.	83,900	1,963
Specialty Underwriters' Alliance, Inc.	300,000	2,940
UICI	50,000	1,371
		19,834
Real Estate - 1.7%
Capital Lease Funding, Inc. (d)	2,093,700	25,543
CBL & Associates Properties, Inc.	60,004	4,471
CenterPoint Properties Trust (SBI)	23,640	1,034
Gables Residential Trust (SBI)	200,000	7,036
Government Properties Trust, Inc.	539,800	5,166
Home Properties of New York, Inc.	3,177	128
Macquarie Goodman Group unit (a)	570,000	1,770
Reckson Associates Realty Corp.	100,000	3,055
		48,203
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.4%
Harbor Florida Bancshares, Inc.	300,000	$ 10,182
TOTAL FINANCIALS		146,511
HEALTH CARE - 14.8%
Biotechnology - 2.2%
Charles River Laboratories International, Inc. (a)	541,400	24,959
Gen-Probe, Inc. (a)	206,700	10,523
Harvard Bioscience, Inc. (a)	300,000	1,224
Medarex, Inc. (a)	827,000	6,996
ONYX Pharmaceuticals, Inc. (a)	107,200	3,102
OSI Pharmaceuticals, Inc. (a)	10,400	568
Serologicals Corp. (a)	500,000	12,085
		59,457
Health Care Equipment & Supplies - 10.2%
American Medical Systems Holdings, Inc. (a)	516,900	20,469
BioLase Technology, Inc.	594,300	5,979
Cholestech Corp. (a)	300,000	3,339
Dade Behring Holdings, Inc. (a)	300,000	18,813
DJ Orthopedics, Inc. (a)	500,000	12,055
Edwards Lifesciences Corp. (a)	100,000	4,301
Foxhollow Technologies, Inc.	1,700	47
Hologic, Inc. (a)	100,000	3,695
INAMED Corp. (a)	345,400	23,549
Matrixx Initiatives, Inc. (a)(d)	500,000	5,875
Medical Action Industries, Inc. (a)	400,000	7,760
Mentor Corp.	461,900	15,991
Microtek Medical Holdings, Inc. (a)	38,500	146
Millipore Corp. (a)	466,270	21,103
Regeneration Technologies, Inc. (a)	500,000	5,370
ResMed, Inc. (a)	624,010	36,785
Schick Technologies, Inc. (a)	300,000	5,325
Sonic Innovations, Inc. (a)	400,000	1,916
Wilson Greatbatch Technologies, Inc. (a)(d)	2,139,300	37,502
Wright Medical Group, Inc. (a)(d)	1,930,800	49,216
		279,236
Health Care Providers & Services - 1.9%
Advisory Board Co. (a)	500	20
American Dental Partners, Inc. (a)	149,605	3,743
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Caremark Rx, Inc. (a)	21,900	$ 838
Community Health Systems, Inc. (a)	200,000	6,474
Molina Healthcare, Inc. (a)	936,600	42,035
		53,110
Pharmaceuticals - 0.5%
Connetics Corp. (a)	420,000	10,395
Kyorin Pharmaceutical Co. Ltd.	310,000	4,468
		14,863
TOTAL HEALTH CARE		406,666
INDUSTRIALS - 15.2%
Aerospace & Defense - 2.0%
BE Aerospace, Inc. (a)(d)	3,231,100	38,870
SI International, Inc. (a)	200,000	5,086
United Defense Industries, Inc.	206,700	11,311
		55,267
Air Freight & Logistics - 0.7%
Forward Air Corp.	413,500	18,310
Building Products - 1.2%
Trex Co., Inc. (a)	519,300	23,633
York International Corp.	200,000	7,734
		31,367
Commercial Services & Supplies - 5.2%
A.T. Cross Co. Class A (a)	321,300	1,719
Cintas Corp.	206,800	9,054
Copart, Inc. (a)	516,900	12,044
Korn/Ferry International (a)	856,700	16,432
Labor Ready, Inc. (a)	300,000	5,634
Princeton Review, Inc. (a)	370,100	1,999
Waste Connections, Inc. (a)(d)	2,807,650	95,685
		142,567
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	229,500	9,963
Electrical Equipment - 0.5%
Energy Conversion Devices, Inc. (a)	200,000	4,074
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Genlyte Group, Inc. (a)	100,000	$ 8,982
Lamson & Sessions Co. (a)	100,000	963
		14,019
Machinery - 2.7%
Actuant Corp. Class A (a)	723,600	39,111
Astec Industries, Inc. (a)	300,000	5,565
Briggs & Stratton Corp.	620,200	24,448
Bucyrus International, Inc. Class A	9,100	395
CLARCOR, Inc.	100,000	5,527
		75,046
Marine - 0.2%
Alexander & Baldwin, Inc.	144,681	6,569
Road & Rail - 2.0%
Heartland Express, Inc.	515,809	10,631
Knight Transportation, Inc.	300,000	7,923
Laidlaw International, Inc. (a)	1,033,800	23,777
Landstar System, Inc. (a)	196,400	6,890
Marten Transport Ltd. (a)	218,150	5,028
		54,249
Trading Companies & Distributors - 0.3%
Fastenal Co.	100,000	5,846
MSC Industrial Direct Co., Inc. Class A	100,000	3,235
		9,081
TOTAL INDUSTRIALS		416,438
INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 2.7%
Alvarion Ltd. (a)	100,000	1,010
Belden CDT, Inc.	802,450	19,275
Lucent Technologies, Inc. (a)	13,381	41
Polycom, Inc. (a)	2,170,960	35,148
Powerwave Technologies, Inc. (a)	400,000	2,740
SafeNet, Inc. (a)	258,400	7,752
SeaChange International, Inc. (a)	292,056	4,045
SiRF Technology Holdings, Inc.	500,000	5,620
		75,631
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 1.1%
Emulex Corp. (a)	1,000,000	$ 16,900
LaserCard Corp. (a)	50,000	388
Neoware Systems, Inc. (a)(d)	1,000,000	11,890
		29,178
Electronic Equipment & Instruments - 5.4%
Amphenol Corp. Class A	206,700	8,247
Bell Microproducts, Inc. (a)	300,000	2,679
Celestica, Inc. (sub. vtg.) (a)	376,687	4,825
Enplas Corp.	40,000	1,148
FARO Technologies, Inc. (a)	200,000	5,290
Metrologic Instruments, Inc. (a)	413,500	9,742
Mettler-Toledo International, Inc. (a)	1,800,000	94,500
Nichicon Corp.	117,400	1,536
Vishay Intertechnology, Inc. (a)	1,520,481	19,842
		147,809
Internet Software & Services - 2.6%
Digitas, Inc. (a)	173,538	1,718
EarthLink, Inc. (a)	500,000	4,365
Homestore, Inc. (a)	150,000	357
iMergent, Inc. (a)	268,200	4,334
MatrixOne, Inc. (a)	1,000,000	5,290
Openwave Systems, Inc. (a)	2,156,500	27,517
United Online, Inc. (a)	792,200	8,595
Vignette Corp. (a)	15,400	18
Websense, Inc. (a)	300,000	17,955
		70,149
IT Services - 2.8%
MPS Group, Inc. (a)(d)	6,818,900	73,235
Pegasus Solutions, Inc. (a)	280,490	3,343
		76,578
Semiconductors & Semiconductor Equipment - 3.7%
Agere Systems, Inc.:
Class A (a)	160	0
Class B (a)	3,933	6
Cymer, Inc. (a)	100,000	2,891
FormFactor, Inc. (a)	200,000	4,594
Intersil Corp. Class A	127,390	2,148
Jenoptik AG (a)	56,650	730
Lam Research Corp. (a)	516,900	16,251
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX Corp. (a)	300,000	$ 1,620
MKS Instruments, Inc. (a)	1,612,500	29,815
PDF Solutions, Inc. (a)	13,400	182
Photronics, Inc. (a)	100,000	1,858
RF Micro Devices, Inc. (a)	2,000,000	11,000
Sanken Electric Co. Ltd.	1,527,000	20,958
Semtech Corp. (a)	200,000	3,912
Trident Microsystems, Inc. (a)	129,774	2,400
Varian Semiconductor Equipment Associates, Inc. (a)	100,000	3,984
		102,349
Software - 4.5%
Bottomline Technologies, Inc. (a)	565,000	7,373
Concord Communications, Inc. (a)	500,000	5,155
Kronos, Inc. (a)	442,473	24,708
Macromedia, Inc. (a)	516,900	17,518
Macrovision Corp. (a)	1,003,968	24,346
QAD, Inc.	834,400	6,525
TALX Corp. (d)	1,350,000	27,743
THQ, Inc. (a)	100,000	2,734
TIBCO Software, Inc. (a)	500,000	4,880
Vastera, Inc. (a)	638,700	1,814
		122,796
TOTAL INFORMATION TECHNOLOGY		624,490
MATERIALS - 7.8%
Chemicals - 0.1%
Olin Corp.	100,000	2,495
OMNOVA Solutions, Inc. (a)	100,000	471
		2,966
Construction Materials - 4.7%
Florida Rock Industries, Inc.	1,994,797	128,008
Containers & Packaging - 0.0%
Peak International Ltd. (a)	28,600	106
Metals & Mining - 2.9%
Arch Coal, Inc.	100,000	4,459
Cleveland-Cliffs, Inc.	413,400	33,217
Lionore Mining International Ltd. (a)	500,000	2,992
Oregon Steel Mills, Inc. (a)	200,000	5,822
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	723,517	$ 32,225
Stillwater Mining Co. (a)	174,322	1,984
		80,699
Paper & Forest Products - 0.1%
Sino-Forest Corp. (a)	500,000	1,723
TOTAL MATERIALS		213,502
TELECOMMUNICATION SERVICES - 4.5%
Wireless Telecommunication Services - 4.5%
Alamosa Holdings, Inc. (a)	4,160,000	52,998
American Tower Corp. Class A (a)	2,997,900	54,952
MTN Group Ltd.	1,000,000	8,202
Ubiquitel, Inc. (a)	1,000,000	7,480
		123,632
UTILITIES - 0.1%
Electric Utilities - 0.1%
Sierra Pacific Resources (a)	300,000	2,994
TOTAL COMMON STOCKS (Cost $1,891,428)		2,618,245
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e) (Cost $108)	7,200	0
Money Market Funds - 9.0%

Fidelity Cash Central Fund, 2.51% (b)(c) (Cost $246,315)	246,314,572	246,315
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $2,137,851)		2,864,560
NET OTHER ASSETS - (4.4)%		(120,155)
NET ASSETS - 100%		$ 2,744,405
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 124
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ 13,309	$ 5,212	$ -	$ 175	$ 25,139
Bakers Footwear Group, Inc.	3,158	-	-	-	4,127
BE Aerospace, Inc.	27,573	7,052	-	-	38,870
Capital Lease Funding, Inc.	26,485	-	-	238	25,543
MarineMax, Inc.	34,066	1,942	-	-	41,729
Matrixx Initiatives, Inc.	6,845	-	-	-	5,875
MPS Group, Inc.	82,411	-	5,596	-	73,235
Neoware Systems, Inc.	4,380	5,568	-	-	11,890
TALX Corp.	20,580	5,593	-	42	27,743
United Natural Foods, Inc.	80,271	11,402	-	-	101,414
Waste Connections, Inc.	95,629	-	-	-	95,685
Wilson Greatbatch Technologies, Inc.	29,143	14,143	-	-	37,502
Wright Medical Group, Inc.	32,811	20,121	-	-	49,216
Total	$ 456,661	$ 71,033	$ 5,596	$ 455	$ 537,968
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $2,138,242,000. Net unrealized appreciation aggregated $726,318,000, of which $830,740,000 related to appreciated investment securities and $104,422,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

ATQG-QTLY-0405

1.797937.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.3%
Automobiles - 0.7%
Harley-Davidson, Inc.	2,600	$ 160,888
Internet & Catalog Retail - 0.9%
eBay, Inc. (a)	4,800	205,632
Media - 6.1%
Getty Images, Inc. (a)	3,800	271,092
Lamar Advertising Co. Class A (a)	10,700	420,403
Spanish Broadcasting System, Inc. Class A (a)	26,100	262,305
Univision Communications, Inc. Class A (a)	12,900	340,431
Viacom, Inc. Class B (non-vtg.)	3,000	104,700
		1,398,931
Specialty Retail - 4.6%
Foot Locker, Inc.	28,100	767,130
Staples, Inc.	9,000	283,680
		1,050,810
TOTAL CONSUMER DISCRETIONARY		2,816,261
CONSUMER STAPLES - 12.5%
Beverages - 1.3%
PepsiCo, Inc.	5,300	285,458
Food & Staples Retailing - 4.1%
CVS Corp.	3,400	169,422
Wal-Mart Stores, Inc.	11,400	588,354
Walgreen Co.	3,900	167,037
		924,813
Food Products - 3.6%
American Italian Pasta Co. Class A	9,100	245,700
Dean Foods Co. (a)	3,200	110,560
General Mills, Inc.	2,200	115,214
Groupe Danone sponsored ADR	6,300	125,370
The J.M. Smucker Co.	4,800	235,968
		832,812
Household Products - 3.0%
Procter & Gamble Co.	12,800	679,552
Personal Products - 0.5%
Gillette Co.	2,500	125,625
TOTAL CONSUMER STAPLES		2,848,260
Common Stocks - continued
	Shares	Value
ENERGY - 7.5%
Energy Equipment & Services - 5.6%
Halliburton Co.	17,800	$ 782,666
National-Oilwell, Inc. (a)	7,000	317,380
Varco International, Inc. (a)	4,800	181,008
		1,281,054
Oil & Gas - 1.9%
BG Group PLC ADR	3,000	118,800
BP PLC sponsored ADR	2,000	129,840
Valero Energy Corp.	2,600	185,224
		433,864
TOTAL ENERGY		1,714,918
FINANCIALS - 5.5%
Capital Markets - 1.3%
Harris & Harris Group, Inc. (a)	4,800	63,984
Merrill Lynch & Co., Inc.	2,000	117,160
Morgan Stanley	2,000	112,940
		294,084
Commercial Banks - 1.3%
Bank of America Corp.	2,600	121,290
Wachovia Corp.	3,400	180,234
		301,524
Consumer Finance - 0.6%
American Express Co.	2,300	124,545
Insurance - 1.7%
American International Group, Inc.	5,900	394,120
Thrifts & Mortgage Finance - 0.6%
Golden West Financial Corp., Delaware	2,200	136,158
TOTAL FINANCIALS		1,250,431
HEALTH CARE - 19.3%
Biotechnology - 0.8%
Biogen Idec, Inc. (a)	1,600	61,840
Genentech, Inc. (a)	2,600	122,720
		184,560
Health Care Equipment & Supplies - 4.4%
Cyberonics, Inc. (a)	2,900	108,721
Guidant Corp.	1,500	110,085
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc.	1,500	$ 97,845
Medtronic, Inc.	11,100	578,532
St. Jude Medical, Inc. (a)	2,800	109,480
		1,004,663
Health Care Providers & Services - 3.1%
AmerisourceBergen Corp.	3,500	209,650
McKesson Corp.	5,200	194,168
UnitedHealth Group, Inc.	3,360	306,298
		710,116
Pharmaceuticals - 11.0%
Eli Lilly & Co.	2,600	145,600
Johnson & Johnson	15,500	1,016,800
Pfizer, Inc.	6,220	163,524
Schering-Plough Corp.	43,500	824,325
Sepracor, Inc. (a)	2,000	128,940
Wyeth	5,500	224,510
		2,503,699
TOTAL HEALTH CARE		4,403,038
INDUSTRIALS - 8.9%
Aerospace & Defense - 2.9%
Honeywell International, Inc.	14,700	558,159
The Boeing Co.	1,900	104,443
		662,602
Construction & Engineering - 2.2%
Chicago Bridge & Iron Co. NV (NY Shares)	11,500	499,215
Industrial Conglomerates - 1.8%
General Electric Co.	11,600	408,320
Machinery - 0.6%
Trinity Industries, Inc.	5,000	144,000
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	3,900	196,053
Norfolk Southern Corp.	3,500	125,615
		321,668
TOTAL INDUSTRIALS		2,035,805
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	17,200	$ 299,624
Juniper Networks, Inc. (a)	13,700	295,098
QUALCOMM, Inc.	2,700	97,497
		692,219
Computers & Peripherals - 10.4%
Apple Computer, Inc. (a)	6,000	269,160
Dell, Inc. (a)	35,800	1,435,222
EMC Corp. (a)	17,600	222,816
UNOVA, Inc. (a)	19,200	446,976
		2,374,174
Electronic Equipment & Instruments - 9.0%
Benchmark Electronics, Inc. (a)	4,200	136,584
Flextronics International Ltd. (a)	37,400	499,290
Jabil Circuit, Inc. (a)	33,300	856,143
National Instruments Corp.	11,100	317,016
Solectron Corp. (a)	49,300	244,035
		2,053,068
Internet Software & Services - 1.3%
Google, Inc. Class A (sub. vtg.)	800	150,392
Yahoo!, Inc. (a)	4,500	145,215
		295,607
Semiconductors & Semiconductor Equipment - 5.2%
Altera Corp. (a)	9,800	203,252
Analog Devices, Inc.	3,800	139,536
Applied Materials, Inc. (a)	13,300	232,750
ASE Test Ltd. (a)	38,400	230,784
Intel Corp.	8,000	191,840
Vitesse Semiconductor Corp. (a)	58,700	179,035
		1,177,197
Software - 5.5%
Activision, Inc. (a)	7,900	172,694
Microsoft Corp.	30,000	755,400
Quest Software, Inc. (a)	10,900	147,913
THQ, Inc. (a)	6,400	174,976
		1,250,983
TOTAL INFORMATION TECHNOLOGY		7,843,248
Common Stocks - continued
	Shares	Value
MATERIALS - 0.5%
Chemicals - 0.5%
NOVA Chemicals Corp.	2,400	$ 120,637
TOTAL COMMON STOCKS (Cost $22,421,102)		23,032,598
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 2.51% (b) (Cost $360,607)	360,607	360,607
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $22,781,709)		23,393,205
NET OTHER ASSETS - (2.5)%		(576,929)
NET ASSETS - 100%		$ 22,816,276
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $22,826,454. Net unrealized appreciation aggregated $566,751, of which $1,588,700 related to appreciated investment securities and $1,021,949 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

EPG-QTLY-0405

1.797923.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.2%
Harley-Davidson, Inc.	325,100	$ 20,117
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	486,900	26,478
Hilton Group PLC	1,976,643	11,911
McDonald's Corp.	1,123,600	37,169
Rank Group PLC	2,728,505	14,619
Royal Caribbean Cruises Ltd.	509,800	24,088
		114,265
Household Durables - 0.1%
Tempur-Pedic International, Inc. (a)	716,900	13,729
Internet & Catalog Retail - 1.2%
eBay, Inc. (a)	2,257,200	96,698
IAC/InterActiveCorp (a)	769,616	17,316
		114,014
Media - 3.0%
E.W. Scripps Co. Class A	837,300	38,650
Fox Entertainment Group, Inc. Class A (a)	1,530,400	50,962
Getty Images, Inc. (a)	164,597	11,742
Lamar Advertising Co. Class A (a)	937,240	36,824
Omnicom Group, Inc.	609,500	55,507
Pixar (a)	94,507	8,452
SBS Broadcasting SA (a)	195,500	8,328
Walt Disney Co.	2,103,000	58,758
XM Satellite Radio Holdings, Inc. Class A (a)	285,123	9,398
		278,621
Multiline Retail - 1.9%
Dollar General Corp.	1,365,300	28,985
Dollar Tree Stores, Inc. (a)	1,228,600	33,111
Family Dollar Stores, Inc.	845,100	27,821
Fred's, Inc. Class A	933,056	15,722
Nordstrom, Inc.	719,800	38,696
Saks, Inc.	1,982,700	30,117
		174,452
Specialty Retail - 3.6%
Bed Bath & Beyond, Inc. (a)	742,500	27,859
Foot Locker, Inc.	1,267,120	34,592
Home Depot, Inc.	3,827,250	153,167
RadioShack Corp.	762,400	22,537
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	1,476,200	$ 46,530
Weight Watchers International, Inc. (a)	1,117,400	48,048
		332,733
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	436,100	37,919
TOTAL CONSUMER DISCRETIONARY		1,085,850
CONSUMER STAPLES - 11.4%
Beverages - 1.9%
PepsiCo, Inc.	3,334,085	179,574
Food & Staples Retailing - 4.0%
CVS Corp.	665,500	33,162
Wal-Mart Stores, Inc.	4,583,200	236,539
Walgreen Co.	2,259,900	96,792
		366,493
Food Products - 3.5%
Archer-Daniels-Midland Co.	1,943,700	46,843
Bunge Ltd.	651,900	35,665
ConAgra Foods, Inc.	1,288,700	35,207
Corn Products International, Inc.	645,800	18,063
General Mills, Inc.	738,200	38,660
Groupe Danone	101,700	10,134
Groupe Danone sponsored ADR	477,700	9,506
Hershey Foods Corp.	692,200	43,609
Kellogg Co.	964,900	42,456
Sara Lee Corp.	804,500	18,021
Wm. Wrigley Jr. Co.	461,900	30,744
		328,908
Household Products - 1.2%
Church & Dwight Co., Inc.	359,000	12,698
Clorox Co.	636,900	38,239
Colgate-Palmolive Co.	820,300	43,410
Procter & Gamble Co.	347,780	18,464
		112,811
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.8%
Gillette Co.	1,480,700	$ 74,405
TOTAL CONSUMER STAPLES		1,062,191
ENERGY - 5.2%
Energy Equipment & Services - 4.2%
Baker Hughes, Inc.	1,768,230	83,602
Halliburton Co.	2,138,800	94,043
National-Oilwell, Inc. (a)	957,600	43,418
Noble Corp.	267,000	15,238
Schlumberger Ltd. (NY Shares)	953,500	71,942
Smith International, Inc.	450,700	28,962
Transocean, Inc. (a)	300,900	14,588
Weatherford International Ltd. (a)	606,800	36,171
		387,964
Oil & Gas - 1.0%
Premcor, Inc.	584,000	32,050
Sunoco, Inc.	107,500	10,653
Tesoro Petroleum Corp. (a)	484,900	17,907
Valero Energy Corp.	529,200	37,700
		98,310
TOTAL ENERGY		486,274
FINANCIALS - 9.0%
Capital Markets - 2.2%
E*TRADE Financial Corp. (a)	2,489,200	33,032
Goldman Sachs Group, Inc.	432,400	47,045
Greenhill & Co., Inc.	9,500	333
Lehman Brothers Holdings, Inc.	351,500	32,050
Merrill Lynch & Co., Inc.	513,500	30,081
Morgan Stanley	635,900	35,909
Nomura Holdings, Inc.	1,768,000	24,487
		202,937
Commercial Banks - 1.0%
Bank of America Corp.	1,014,700	47,336
UCBH Holdings, Inc.	1,014,300	41,982
		89,318
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 2.4%
American Express Co.	2,263,612	$ 122,575
Capital One Financial Corp.	583,900	44,773
MBNA Corp.	2,383,670	60,474
		227,822
Diversified Financial Services - 0.3%
J.P. Morgan Chase & Co.	802,964	29,348
Insurance - 3.1%
AFLAC, Inc.	1,434,600	54,988
American International Group, Inc.	3,001,399	200,493
Prudential Financial, Inc.	573,000	32,661
		288,142
TOTAL FINANCIALS		837,567
HEALTH CARE - 19.3%
Biotechnology - 3.4%
Amgen, Inc. (a)	1,100,790	67,820
Cephalon, Inc. (a)	790,700	38,800
CSL Ltd.	877,622	22,287
Eyetech Pharmaceuticals, Inc.	140,000	4,640
Genentech, Inc. (a)	1,683,500	79,461
Genzyme Corp. - General Division (a)	546,500	30,653
ImClone Systems, Inc. (a)	691,700	30,615
Millennium Pharmaceuticals, Inc. (a)	33,471	288
ONYX Pharmaceuticals, Inc. (a)	479,300	13,871
QLT, Inc. (a)	404,200	5,636
Tanox, Inc. (a)	1,042,800	11,606
Telik, Inc. (a)	483,500	9,128
		314,805
Health Care Equipment & Supplies - 4.3%
Alcon, Inc.	578,900	49,959
Baxter International, Inc.	2,284,600	81,469
Beckman Coulter, Inc.	444,000	31,280
Becton, Dickinson & Co.	981,600	58,768
C.R. Bard, Inc.	568,100	37,779
Cooper Companies, Inc.	125,136	10,305
Dade Behring Holdings, Inc. (a)	485,400	30,439
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Medtronic, Inc.	970,070	$ 50,560
Waters Corp. (a)	1,063,300	51,942
		402,501
Health Care Providers & Services - 1.9%
Community Health Systems, Inc. (a)	1,228,800	39,776
HCA, Inc.	265,100	12,515
Health Management Associates, Inc. Class A	1,480,200	34,000
Triad Hospitals, Inc. (a)	755,300	32,984
UnitedHealth Group, Inc.	444,500	40,521
WebMD Corp. (a)	3,153,100	23,774
		183,570
Pharmaceuticals - 9.7%
Abbott Laboratories	2,997,700	137,864
Barr Pharmaceuticals, Inc. (a)	1,046,103	49,941
Eli Lilly & Co.	532,930	29,844
Johnson & Johnson	4,983,780	326,935
Pfizer, Inc.	5,734,865	150,770
Roche Holding AG (participation certificate)	303,471	32,009
Schering-Plough Corp.	4,999,100	94,733
Wyeth	2,049,160	83,647
		905,743
TOTAL HEALTH CARE		1,806,619
INDUSTRIALS - 9.4%
Aerospace & Defense - 2.7%
Bombardier, Inc. Class B (sub. vtg.)	13,938,800	29,947
EADS NV	949,300	29,842
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,075,900	36,322
General Dynamics Corp.	306,200	32,258
Goodrich Corp.	535,120	19,815
Lockheed Martin Corp.	480,280	28,442
Precision Castparts Corp.	477,126	35,909
The Boeing Co.	673,000	36,995
		249,530
Air Freight & Logistics - 1.5%
EGL, Inc. (a)	159,800	5,074
FedEx Corp.	640,700	62,648
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Forward Air Corp.	114,200	$ 5,057
United Parcel Service, Inc. Class B	682,800	52,910
UTI Worldwide, Inc.	216,185	16,032
		141,721
Commercial Services & Supplies - 1.4%
Cintas Corp.	860,300	37,664
Equifax, Inc.	862,000	26,196
Herman Miller, Inc.	733,800	21,266
Robert Half International, Inc.	1,434,600	41,847
		126,973
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	37	0
Industrial Conglomerates - 1.9%
General Electric Co.	4,292,470	151,095
Siemens AG sponsored ADR	363,800	28,391
		179,486
Machinery - 0.4%
Joy Global, Inc.	994,723	36,556
Marine - 0.1%
Alexander & Baldwin, Inc.	231,719	10,520
Road & Rail - 1.2%
Burlington Northern Santa Fe Corp.	703,900	35,385
CSX Corp.	249,700	10,315
Norfolk Southern Corp.	909,800	32,653
Union Pacific Corp.	530,800	33,679
		112,032
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	1,202,237	18,731
TOTAL INDUSTRIALS		875,549
INFORMATION TECHNOLOGY - 31.1%
Communications Equipment - 6.0%
Alvarion Ltd. (a)	842,600	8,510
Andrew Corp. (a)	1,759,600	21,291
Avaya, Inc. (a)	3,098,102	43,373
Cisco Systems, Inc. (a)	10,456,800	182,157
F5 Networks, Inc. (a)	182,100	10,032
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	790,300	$ 52,713
Juniper Networks, Inc. (a)	147,900	3,186
Motorola, Inc.	5,367,950	84,062
QUALCOMM, Inc.	3,659,900	132,159
Research In Motion Ltd. (a)	411,010	27,011
		564,494
Computers & Peripherals - 5.4%
Apple Computer, Inc. (a)	1,237,900	55,532
Brocade Communications Systems, Inc. (a)	2,993,900	18,562
Dell, Inc. (a)	5,096,040	204,300
EMC Corp. (a)	5,431,000	68,756
International Business Machines Corp.	3,930	364
Lexmark International, Inc. Class A (a)	584,800	46,860
Network Appliance, Inc. (a)	1,279,508	38,398
QLogic Corp. (a)	656,600	26,454
Sun Microsystems, Inc. (a)	6,342,750	26,766
UNOVA, Inc. (a)	716,886	16,689
		502,681
Electronic Equipment & Instruments - 2.1%
Amphenol Corp. Class A	685,618	27,356
Arrow Electronics, Inc. (a)	890,100	23,944
Hon Hai Precision Industries Co. Ltd.	6,282,442	29,209
Mettler-Toledo International, Inc. (a)	463,900	24,355
Molex, Inc.	706,800	17,762
National Instruments Corp.	1,204,089	34,389
Solectron Corp. (a)	4,318,300	21,376
Symbol Technologies, Inc.	1,150,600	20,400
		198,791
Internet Software & Services - 1.0%
Google, Inc. Class A (sub. vtg.)	292,400	54,968
Yahoo!, Inc. (a)	1,192,996	38,498
		93,466
IT Services - 0.2%
BearingPoint, Inc. (a)	3,064,354	24,086
Office Electronics - 0.3%
Zebra Technologies Corp. Class A (a)	498,100	24,840
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 9.9%
Agere Systems, Inc.:
Class A (a)	8,747,650	$ 14,346
Class B (a)	7,123,641	11,540
Altera Corp. (a)	1,389,400	28,816
Analog Devices, Inc.	1,374,700	50,479
Applied Materials, Inc. (a)	2,624,800	45,934
Applied Micro Circuits Corp. (a)	2,850,400	9,834
ASML Holding NV (NY Shares) (a)	1,708,724	31,304
Atmel Corp. (a)	3,688,100	11,618
Fairchild Semiconductor International, Inc. (a)	1,548,200	25,576
FormFactor, Inc. (a)	124,474	2,859
Freescale Semiconductor, Inc.:
Class A	2,185,900	41,314
Class B (a)	666,304	12,780
Integrated Circuit Systems, Inc. (a)	1,332,041	26,881
Intel Corp.	10,943,500	262,425
International Rectifier Corp. (a)	245,200	10,789
Intersil Corp. Class A	2,360,636	39,800
KLA-Tencor Corp.	815,400	40,289
Lam Research Corp. (a)	917,800	28,856
MediaTek, Inc.	2,641,268	19,801
Microchip Technology, Inc.	889,900	24,437
ON Semiconductor Corp. (a)	3,202,200	14,538
PMC-Sierra, Inc. (a)	3,320,200	33,036
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,343,350	48,731
Teradyne, Inc. (a)	1,346,800	20,768
United Microelectronics Corp. sponsored ADR	6,139,365	22,716
Vitesse Semiconductor Corp. (a)	3,051,800	9,308
Xilinx, Inc.	1,085,700	32,788
		921,563
Software - 6.2%
Cadence Design Systems, Inc. (a)	1,796,700	24,759
Cognos, Inc. (a)	240,100	10,311
Kronos, Inc. (a)	264,018	14,743
Macromedia, Inc. (a)	268,007	9,083
Macrovision Corp. (a)	199,648	4,841
Microsoft Corp.	11,750,044	295,866
NAVTEQ Corp.	431,100	18,839
Novell, Inc. (a)	4,337,074	22,726
Oracle Corp. (a)	7,460,409	96,314
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	762,200	$ 8,735
SAP AG sponsored ADR	723,900	29,354
Take-Two Interactive Software, Inc. (a)	1,082,200	39,684
		575,255
TOTAL INFORMATION TECHNOLOGY		2,905,176
MATERIALS - 1.6%
Chemicals - 0.8%
Monsanto Co.	915,300	53,801
Syngenta AG sponsored ADR	937,000	21,139
		74,940
Containers & Packaging - 0.1%
Smurfit-Stone Container Corp. (a)	806,089	13,405
Metals & Mining - 0.7%
Arch Coal, Inc.	240,700	10,733
Cameco Corp.	256,300	11,667
CONSOL Energy, Inc.	340,800	15,622
Massey Energy Co.	541,600	23,603
		61,625
TOTAL MATERIALS		149,970
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	1,638,100	48,209
TOTAL COMMON STOCKS (Cost $8,758,542)		9,257,405
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(e)	72,500	0
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(e) (Cost $4,740)	664,000	$ 571
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Micron Technology, Inc. 2.5% 2/1/10 (d)	$ 1,510	1,655
TOTAL CONVERTIBLE BONDS (Cost $1,510)		1,655
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 2.51% (b)	11,838,877	11,839
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	40,336,832	40,337
TOTAL MONEY MARKET FUNDS (Cost $52,176)		52,176
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $8,816,968)		9,311,807
NET OTHER ASSETS - 0.3%		28,332
NET ASSETS - 100%		$ 9,340,139
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,655,000 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $571,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,250
Geneprot, Inc. Series A	7/7/00	$ 3,652
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $8,905,313,000. Net unrealized appreciation aggregated $406,494,000, of which $945,116,000 related to appreciated investment securities and $538,622,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

EPI-QTLY-0405

1.797924.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.3%
Goodyear Tire & Rubber Co. (a)	400,000	$ 5,784
TRW Automotive Holdings Corp.	885,800	17,902
		23,686
Automobiles - 0.1%
Harley-Davidson, Inc.	140,000	8,663
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc. (a)	120,000	4,543
California Pizza Kitchen, Inc. (a)(d)	1,300,000	31,096
GTECH Holdings Corp.	340,000	7,939
McDonald's Corp.	1,200,000	39,696
Outback Steakhouse, Inc.	260,000	11,677
Panera Bread Co. Class A (a)	220,000	11,761
Ruby Tuesday, Inc.	100,000	2,418
Sonic Corp. (a)	270,000	9,096
		118,226
Household Durables - 1.0%
Blyth, Inc.	200,000	6,358
D.R. Horton, Inc.	240,000	10,502
Helen of Troy Ltd. (a)	200,000	5,666
Hunter Douglas NV	260,000	13,961
Leggett & Platt, Inc.	280,000	7,748
Lennar Corp. Class A	160,000	9,731
Maytag Corp.	400,000	6,096
Whirlpool Corp.	100,000	6,375
		66,437
Internet & Catalog Retail - 0.1%
IAC/InterActiveCorp (a)	260,000	5,850
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	520,000	17,675
Oakley, Inc.	120,000	1,613
		19,288
Media - 5.5%
Belo Corp. Series A	1,300,000	30,680
Clear Channel Communications, Inc.	379,000	12,613
Comcast Corp.:
Class A (a)	380,000	12,369
Class A (special) (a)	220,000	7,009
Dow Jones & Co., Inc.	240,000	8,904
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Emmis Communications Corp. Class A (a)	600,000	$ 11,220
Fox Entertainment Group, Inc. Class A (a)	660,000	21,978
Gannett Co., Inc.	80,000	6,300
Journal Communications, Inc. Class A	1,260,000	20,765
Knight-Ridder, Inc.	100,000	6,550
McGraw-Hill Companies, Inc.	120,000	11,022
Meredith Corp.	740,000	33,959
Omnicom Group, Inc.	40,000	3,643
The DIRECTV Group, Inc. (a)	300,000	4,503
The New York Times Co. Class A	280,000	10,265
The Reader's Digest Association, Inc. (non-vtg.)	809,900	14,011
Time Warner, Inc. (a)	2,800,000	48,244
Tribune Co.	640,000	26,067
Viacom, Inc. Class B (non-vtg.)	1,900,000	66,310
Walt Disney Co.	640,000	17,882
		374,294
Multiline Retail - 1.1%
Dollar Tree Stores, Inc. (a)	300,000	8,085
Nordstrom, Inc.	1,060,000	56,986
Target Corp.	180,000	9,148
		74,219
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A	540,000	28,998
American Eagle Outfitters, Inc.	280,000	15,156
Big 5 Sporting Goods Corp.	490,000	11,515
Borders Group, Inc.	840,000	21,613
Claire's Stores, Inc.	260,000	5,983
Gymboree Corp. (a)	580,000	6,954
Home Depot, Inc.	220,000	8,804
Hot Topic, Inc. (a)	400,000	8,544
Jos. A. Bank Clothiers, Inc. (a)	200,000	5,428
Linens 'N Things, Inc. (a)	200,000	5,378
Michaels Stores, Inc.	140,000	4,465
Office Depot, Inc. (a)	600,000	11,550
OfficeMax, Inc. Delaware	140,000	4,420
Pacific Sunwear of California, Inc. (a)	360,000	9,274
Sherwin-Williams Co.	460,000	20,378
Sports Authority, Inc. (a)	100,000	2,449
Staples, Inc.	200,000	6,304
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Talbots, Inc.	300,000	$ 8,361
Tiffany & Co., Inc.	80,000	2,412
Toys 'R' Us, Inc. (a)	420,000	9,605
Weight Watchers International, Inc. (a)	220,000	9,460
Zale Corp. (a)	100,000	2,975
		210,026
Textiles, Apparel & Luxury Goods - 0.6%
Liz Claiborne, Inc.	780,000	32,994
Reebok International Ltd.	200,000	8,832
		41,826
TOTAL CONSUMER DISCRETIONARY		942,515
CONSUMER STAPLES - 9.4%
Beverages - 1.4%
Anheuser-Busch Companies, Inc.	660,000	31,317
Coca-Cola Enterprises, Inc.	180,000	3,843
Cott Corp. (a)	500,000	12,141
The Coca-Cola Co.	1,100,000	47,080
		94,381
Food & Staples Retailing - 1.5%
Albertsons, Inc.	1,200,000	26,868
CVS Corp.	560,000	27,905
Safeway, Inc. (a)	900,000	16,560
Wal-Mart Stores, Inc.	640,000	33,030
		104,363
Food Products - 1.2%
Del Monte Foods Co. (a)	720,000	7,625
H.J. Heinz Co.	280,000	10,539
Hershey Foods Corp.	220,000	13,860
Kellogg Co.	200,000	8,800
Kraft Foods, Inc. Class A	500,000	16,725
The J.M. Smucker Co.	160,000	7,866
Unilever NV (NY Shares)	100,000	6,689
Wm. Wrigley Jr. Co.	160,000	10,650
		82,754
Household Products - 2.4%
Clorox Co.	140,000	8,406
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Colgate-Palmolive Co.	740,000	$ 39,161
Kimberly-Clark Corp.	1,600,000	105,568
Procter & Gamble Co.	220,000	11,680
		164,815
Personal Products - 1.1%
Avon Products, Inc.	160,000	6,843
Estee Lauder Companies, Inc. Class A	600,000	26,388
Gillette Co.	740,000	37,185
		70,416
Tobacco - 1.8%
Altria Group, Inc.	1,900,000	124,735
TOTAL CONSUMER STAPLES		641,464
ENERGY - 12.3%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	500,000	23,640
BJ Services Co.	1,100,000	54,956
ENSCO International, Inc.	340,000	13,695
Halliburton Co.	800,000	35,176
Nabors Industries Ltd. (a)	220,000	12,628
Schlumberger Ltd. (NY Shares)	480,000	36,216
Varco International, Inc. (a)	620,000	23,380
		199,691
Oil & Gas - 9.4%
Apache Corp.	160,000	10,061
BP PLC sponsored ADR	1,100,000	71,412
ChevronTexaco Corp.	1,680,000	104,294
ConocoPhillips	380,000	42,138
Exxon Mobil Corp.	6,200,000	392,518
Teekay Shipping Corp.	140,000	6,940
Valero Energy Corp.	200,000	14,248
		641,611
TOTAL ENERGY		841,302
FINANCIALS - 24.6%
Capital Markets - 4.6%
Bank of New York Co., Inc.	580,000	17,545
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Charles Schwab Corp.	1,200,000	$ 12,600
Federated Investors, Inc. Class B (non-vtg.)	240,000	7,090
Goldman Sachs Group, Inc.	160,000	17,408
Janus Capital Group, Inc.	2,800,000	39,284
Lehman Brothers Holdings, Inc.	400,000	36,472
Merrill Lynch & Co., Inc.	1,300,000	76,154
Morgan Stanley	1,400,000	79,058
State Street Corp.	660,000	28,941
		314,552
Commercial Banks - 5.4%
Bank of America Corp.	3,600,000	167,940
U.S. Bancorp, Delaware	900,000	26,775
Wachovia Corp.	1,500,000	79,515
Wells Fargo & Co.	1,500,000	89,070
		363,300
Consumer Finance - 0.7%
American Express Co.	900,000	48,735
Diversified Financial Services - 4.6%
Citigroup, Inc.	4,600,000	219,512
J.P. Morgan Chase & Co.	2,500,000	91,375
		310,887
Insurance - 7.9%
ACE Ltd.	560,000	24,898
AFLAC, Inc.	280,000	10,732
Allstate Corp.	860,000	46,165
American International Group, Inc.	3,400,000	227,120
Aon Corp.	360,000	8,824
Hartford Financial Services Group, Inc.	700,000	50,365
Marsh & McLennan Companies, Inc.	1,000,000	32,650
MBIA, Inc.	80,000	4,688
PartnerRe Ltd.	380,000	23,807
SAFECO Corp.	140,000	6,677
Scottish Re Group Ltd.	160,000	3,744
St. Paul Travelers Companies, Inc.	1,400,000	53,648
The Chubb Corp.	580,000	45,884
		539,202
Real Estate - 0.1%
Duke Realty Corp.	280,000	8,870
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.3%
Fannie Mae	680,000	$ 39,753
Freddie Mac	220,000	13,640
New York Community Bancorp, Inc.	380,000	6,977
The PMI Group, Inc.	200,000	8,050
Washington Mutual, Inc.	440,000	18,462
		86,882
TOTAL FINANCIALS		1,672,428
HEALTH CARE - 6.3%
Biotechnology - 0.2%
Charles River Laboratories International, Inc. (a)	180,000	8,298
Chiron Corp. (a)	140,000	4,981
QLT, Inc. (a)	240,000	3,347
		16,626
Health Care Equipment & Supplies - 2.1%
Bausch & Lomb, Inc.	280,000	19,821
Baxter International, Inc.	500,000	17,830
Becton, Dickinson & Co.	500,000	29,935
Boston Scientific Corp. (a)	100,000	3,266
C.R. Bard, Inc.	240,000	15,960
Dade Behring Holdings, Inc. (a)	240,000	15,050
Datascope Corp.	80,000	2,814
Fisher Scientific International, Inc. (a)	160,000	9,704
Haemonetics Corp. (a)	200,000	8,296
Hillenbrand Industries, Inc.	180,000	10,154
Varian, Inc. (a)	200,000	8,530
		141,360
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	140,000	8,386
Caremark Rx, Inc. (a)	160,000	6,125
Cerner Corp. (a)	40,000	2,084
Medco Health Solutions, Inc. (a)	144,720	6,428
Quest Diagnostics, Inc.	80,000	7,952
UnitedHealth Group, Inc.	220,000	20,055
		51,030
Pharmaceuticals - 3.2%
Abbott Laboratories	280,000	12,877
Bristol-Myers Squibb Co.	1,200,000	30,036
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	80,000	$ 3,416
Johnson & Johnson	460,000	30,176
Merck & Co., Inc.	1,700,000	53,890
Novartis AG sponsored ADR	380,000	18,989
Pfizer, Inc.	1,100,000	28,919
Schering-Plough Corp.	360,000	6,822
Watson Pharmaceuticals, Inc. (a)	100,000	3,174
Wyeth	800,000	32,656
		220,955
TOTAL HEALTH CARE		429,971
INDUSTRIALS - 10.2%
Aerospace & Defense - 3.3%
EADS NV	1,100,000	34,579
Goodrich Corp.	400,000	14,812
Honeywell International, Inc.	620,000	23,541
Lockheed Martin Corp.	1,200,000	71,064
Northrop Grumman Corp.	300,000	15,870
Precision Castparts Corp.	100,000	7,526
The Boeing Co.	820,000	45,075
United Technologies Corp.	140,000	13,983
		226,450
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	100,000	7,749
Commercial Services & Supplies - 0.9%
Cintas Corp.	80,000	3,502
Corinthian Colleges, Inc. (a)	200,000	3,458
Equifax, Inc.	220,000	6,686
H&R Block, Inc.	100,000	5,330
Imagistics International, Inc. (a)	100,000	3,385
Pitney Bowes, Inc.	160,000	7,338
Republic Services, Inc.	280,000	8,879
Waste Management, Inc.	240,000	7,018
Watson Wyatt & Co. Holdings Class A	560,000	15,322
		60,918
Construction & Engineering - 0.3%
Fluor Corp.	280,000	17,570
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.0%
Hubbell, Inc. Class B	40,000	$ 2,152
Industrial Conglomerates - 2.8%
3M Co.	400,000	33,576
General Electric Co.	2,800,000	98,560
Tyco International Ltd.	1,800,000	60,264
		192,400
Machinery - 1.3%
Caterpillar, Inc.	200,000	19,010
Crane Co.	220,000	6,556
Eaton Corp.	140,000	9,765
Illinois Tool Works, Inc.	80,000	7,180
Ingersoll-Rand Co. Ltd. Class A	260,000	21,905
Kennametal, Inc.	181,230	8,895
Navistar International Corp. (a)	140,000	5,524
Timken Co.	260,000	7,358
		86,193
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	700,000	35,189
Union Pacific Corp.	280,000	17,766
		52,955
Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	760,000	47,713
TOTAL INDUSTRIALS		694,100
INFORMATION TECHNOLOGY - 13.0%
Communications Equipment - 1.5%
Adtran, Inc.	180,000	3,368
Cisco Systems, Inc. (a)	500,000	8,710
Extreme Networks, Inc. (a)	540,000	3,143
Foundry Networks, Inc. (a)	200,000	2,074
Lucent Technologies, Inc. warrants 12/10/07 (a)	42,362	38
Motorola, Inc.	2,100,000	32,886
Nokia Corp. sponsored ADR	1,700,000	27,438
Plantronics, Inc.	180,000	6,559
Polycom, Inc. (a)	340,000	5,505
Scientific-Atlanta, Inc.	380,000	11,742
SeaChange International, Inc. (a)	120,000	1,662
		103,125
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.9%
Electronics for Imaging, Inc. (a)	200,000	$ 3,314
Hewlett-Packard Co.	2,700,000	56,160
International Business Machines Corp.	800,000	74,064
NCR Corp. (a)	200,000	7,798
QLogic Corp. (a)	220,000	8,864
Seagate Technology	260,000	4,672
Storage Technology Corp. (a)	1,020,000	32,436
Western Digital Corp. (a)	600,000	6,756
		194,064
Electronic Equipment & Instruments - 0.7%
Arrow Electronics, Inc. (a)	640,000	17,216
Avnet, Inc. (a)	80,000	1,552
Flextronics International Ltd. (a)	900,000	12,015
Kyocera Corp.	160,000	11,936
Tech Data Corp. (a)	120,000	4,919
		47,638
Internet Software & Services - 0.2%
Ask Jeeves, Inc. (a)	220,000	5,029
WebEx Communications, Inc. (a)	380,000	8,881
		13,910
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	200,000	10,340
Ceridian Corp. (a)	1,500,000	27,375
Computer Sciences Corp. (a)	280,000	12,944
Electronic Data Systems Corp.	340,000	7,242
First Data Corp.	94,900	3,893
Keane, Inc. (a)	300,000	3,972
Sabre Holdings Corp. Class A	160,000	3,373
SunGard Data Systems, Inc. (a)	340,000	8,877
Titan Corp. (a)	300,000	4,980
		82,996
Office Electronics - 0.7%
Canon, Inc. ADR	240,000	12,658
Xerox Corp. (a)	2,200,000	34,320
		46,978
Semiconductors & Semiconductor Equipment - 3.6%
Agere Systems, Inc.:
Class A (a)	819,600	1,344
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Agere Systems, Inc.: - continued
Class B (a)	2,000,000	$ 3,240
Applied Materials, Inc. (a)	2,000,000	35,000
ASM International NV (Nasdaq) (a)	320,000	5,965
Cymer, Inc. (a)	240,000	6,937
DSP Group, Inc. (a)	200,000	5,035
Fairchild Semiconductor International, Inc. (a)	900,000	14,868
Freescale Semiconductor, Inc.:
Class A	1,700,000	32,130
Class B (a)	1,500,000	28,770
Intel Corp.	200,000	4,796
Intersil Corp. Class A	240,000	4,046
Kulicke & Soffa Industries, Inc. (a)	1,000,000	6,480
LSI Logic Corp. (a)	400,000	2,552
MKS Instruments, Inc. (a)	200,000	3,698
Mykrolis Corp. (a)	400,000	5,408
National Semiconductor Corp.	2,600,000	51,870
RF Micro Devices, Inc. (a)	1,000,000	5,500
Silicon Laboratories, Inc. (a)	160,000	5,616
Teradyne, Inc. (a)	240,000	3,701
Texas Instruments, Inc.	600,000	15,882
Varian Semiconductor Equipment Associates, Inc. (a)	72,100	2,872
		245,710
Software - 2.2%
BEA Systems, Inc. (a)	700,000	5,810
Borland Software Corp. (a)	1,000,000	8,350
Business Objects SA sponsored ADR (a)	100,000	2,796
JDA Software Group, Inc. (a)	200,000	2,686
Macrovision Corp. (a)	240,000	5,820
Magma Design Automation, Inc. (a)	100,000	1,315
Microsoft Corp.	3,900,000	98,202
Oracle Corp. (a)	500,000	6,455
Quest Software, Inc. (a)	280,000	3,800
Reynolds & Reynolds Co. Class A	200,000	5,534
Take-Two Interactive Software, Inc. (a)	80,000	2,934
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
THQ, Inc. (a)	200,000	$ 5,468
Verity, Inc. (a)	240,000	2,844
		152,014
TOTAL INFORMATION TECHNOLOGY		886,435
MATERIALS - 3.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	80,000	5,010
Airgas, Inc.	200,000	5,020
Cambrex Corp.	100,000	2,269
Cytec Industries, Inc.	100,000	5,053
FMC Corp. (a)	320,000	15,795
International Flavors & Fragrances, Inc.	700,000	28,903
Lubrizol Corp.	200,000	8,526
Monsanto Co.	120,000	7,054
PPG Industries, Inc.	180,000	12,951
Praxair, Inc.	600,000	26,898
The Scotts Co. Class A (a)	60,000	4,204
		121,683
Containers & Packaging - 0.3%
Ball Corp.	81,929	3,638
Pactiv Corp. (a)	340,000	7,687
Smurfit-Stone Container Corp. (a)	200,000	3,326
Temple-Inland, Inc.	40,000	3,208
		17,859
Metals & Mining - 0.8%
Alcoa, Inc.	820,000	26,338
Newmont Mining Corp.	300,000	13,506
Phelps Dodge Corp.	120,000	12,774
		52,618
Paper & Forest Products - 0.8%
Georgia-Pacific Corp.	140,000	5,013
International Paper Co.	440,000	16,434
MeadWestvaco Corp.	260,000	8,154
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - continued
Neenah Paper, Inc.	170,000	$ 5,977
Weyerhaeuser Co.	320,000	21,418
		56,996
TOTAL MATERIALS		249,156
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
BellSouth Corp.	4,700,000	121,260
SBC Communications, Inc.	2,800,000	67,340
Sprint Corp.	1,800,000	42,624
Verizon Communications, Inc.	2,000,000	71,940
		303,164
UTILITIES - 0.9%
Electric Utilities - 0.7%
Cinergy Corp.	180,000	7,281
Consolidated Edison, Inc.	100,000	4,275
FirstEnergy Corp.	360,000	14,846
NSTAR	140,000	7,770
Wisconsin Energy Corp.	380,000	13,194
		47,366
Gas Utilities - 0.1%
KeySpan Corp.	180,000	7,119
Multi-Utilities & Unregulated Power - 0.1%
Energy East Corp.	160,000	4,115
TOTAL UTILITIES		58,600
TOTAL COMMON STOCKS (Cost $5,435,200)		6,719,135
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	50,000	0
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc. 7.00%	500,000	$ 28,225
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Dominion Resources, Inc. 8.75%	180,000	9,821
TOTAL CONVERTIBLE PREFERRED STOCKS		38,046
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	135,800	7,629
TOTAL PREFERRED STOCKS (Cost $41,987)		45,675
Investment Companies - 0.7%

iShares Russell 1000 Value Index Fund (Cost $48,098)	733,900	49,494
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 2.51% (b)	7,065,209	7,065
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	24,826,050	24,826
TOTAL MONEY MARKET FUNDS (Cost $31,891)		31,891
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,557,176)		6,846,195
NET OTHER ASSETS - (0.5)%		(34,356)
NET ASSETS - 100%		$ 6,811,839
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
California Pizza Kitchen, Inc.	$ 17,270	$ 15,898	$ 971	$ -	$ 31,096
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $5,563,121,000. Net unrealized appreciation aggregated $1,283,074,000, of which $1,526,743,000 related to appreciated investment securities and $243,669,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

GO-QTLY-0405

1.797926.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.9%
Automobiles - 0.3%
Harley-Davidson, Inc.	219,600	$ 13,589
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	173,700	9,446
Hilton Hotels Corp.	1,539,830	32,429
Royal Caribbean Cruises Ltd.	176,500	8,340
Starwood Hotels & Resorts Worldwide, Inc. unit	614,800	35,191
		85,406
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	433,800	18,584
Leisure Equipment & Products - 0.3%
Brunswick Corp.	303,300	14,146
Media - 8.9%
Clear Channel Communications, Inc.	307,400	10,230
DreamWorks Animation SKG, Inc. Class A	227,900	8,280
Fox Entertainment Group, Inc. Class A (a)	1,795,500	59,790
Grupo Televisa SA de CV sponsored ADR	262,000	16,886
Lamar Advertising Co. Class A (a)	304,400	11,960
Martha Stewart Living Omnimedia, Inc. Class A (a)	346,600	12,252
McGraw-Hill Companies, Inc.	482,000	44,272
Meredith Corp.	151,600	6,957
News Corp. Class B	3,076,700	52,950
Omnicom Group, Inc.	744,600	67,811
Time Warner, Inc. (a)	907,100	15,629
Univision Communications, Inc. Class A (a)	1,163,600	30,707
Viacom, Inc. Class B (non-vtg.)	603,415	21,059
Walt Disney Co.	1,755,600	49,051
		407,834
Multiline Retail - 0.7%
Nordstrom, Inc.	607,800	32,675
Specialty Retail - 1.9%
Home Depot, Inc.	1,285,850	51,460
Staples, Inc.	1,050,603	33,115
		84,575
Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	86,800	7,547
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Polo Ralph Lauren Corp. Class A	345,100	$ 13,597
Warnaco Group, Inc. (a)	130,130	3,113
		24,257
TOTAL CONSUMER DISCRETIONARY		681,066
CONSUMER STAPLES - 8.3%
Beverages - 0.7%
PepsiCo, Inc.	569,400	30,668
Food & Staples Retailing - 1.9%
CVS Corp.	650,000	32,390
Wal-Mart Stores, Inc.	1,097,300	56,632
		89,022
Food Products - 2.0%
Archer-Daniels-Midland Co.	1,301,500	31,366
Bunge Ltd.	346,700	18,968
Dean Foods Co. (a)	390,300	13,485
Hershey Foods Corp.	260,800	16,430
Kellogg Co.	216,900	9,544
		89,793
Household Products - 0.4%
Procter & Gamble Co.	320,100	16,994
Personal Products - 1.9%
Gillette Co.	1,761,300	88,505
Tobacco - 1.4%
Altria Group, Inc.	962,380	63,180
TOTAL CONSUMER STAPLES		378,162
ENERGY - 8.5%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	485,400	22,950
Halliburton Co.	1,129,500	49,664
Schlumberger Ltd. (NY Shares)	1,408,800	106,294
		178,908
Oil & Gas - 4.6%
BP PLC sponsored ADR	773,456	50,213
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Exxon Mobil Corp.	2,329,500	$ 147,481
Total SA sponsored ADR	86,800	10,347
		208,041
TOTAL ENERGY		386,949
FINANCIALS - 18.0%
Capital Markets - 6.8%
E*TRADE Financial Corp. (a)	2,177,500	28,895
Goldman Sachs Group, Inc.	788,400	85,778
Lehman Brothers Holdings, Inc.	351,800	32,077
Merrill Lynch & Co., Inc.	1,691,900	99,112
Morgan Stanley	1,131,000	63,868
		309,730
Commercial Banks - 4.2%
Bank of America Corp.	3,352,000	156,371
Wells Fargo & Co.	606,500	36,014
		192,385
Consumer Finance - 2.7%
American Express Co.	1,952,700	105,739
SLM Corp.	303,300	14,801
		120,540
Diversified Financial Services - 1.5%
Citigroup, Inc.	1,429,793	68,230
Insurance - 2.8%
ACE Ltd.	519,970	23,118
American International Group, Inc.	1,586,528	105,980
		129,098
TOTAL FINANCIALS		819,983
HEALTH CARE - 11.1%
Biotechnology - 0.6%
Genentech, Inc. (a)	253,400	11,960
Genzyme Corp. - General Division (a)	173,600	9,737
OSI Pharmaceuticals, Inc. (a)	71,700	3,917
		25,614
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.4%
Alcon, Inc.	195,200	$ 16,846
Becton, Dickinson & Co.	667,800	39,981
Boston Scientific Corp. (a)	264,300	8,632
C.R. Bard, Inc.	302,400	20,110
Dade Behring Holdings, Inc. (a)	277,500	17,402
Medtronic, Inc.	444,800	23,183
Palomar Medical Technologies, Inc. (a)	346,900	10,012
St. Jude Medical, Inc. (a)	443,900	17,356
		153,522
Health Care Providers & Services - 1.7%
UnitedHealth Group, Inc.	869,700	79,282
Pharmaceuticals - 5.4%
Abbott Laboratories	305,570	14,053
Johnson & Johnson	1,334,500	87,543
Merck & Co., Inc.	520,000	16,484
Pfizer, Inc.	2,433,868	63,986
Schering-Plough Corp.	433,800	8,221
Sepracor, Inc. (a)	130,000	8,381
Wyeth	1,186,200	48,421
		247,089
TOTAL HEALTH CARE		505,507
INDUSTRIALS - 12.9%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	1,537,100	58,364
Lockheed Martin Corp.	43,500	2,576
Northrop Grumman Corp.	173,800	9,194
The Boeing Co.	785,900	43,201
		113,335
Air Freight & Logistics - 2.5%
FedEx Corp.	911,600	89,136
United Parcel Service, Inc. Class B	325,000	25,184
		114,320
Airlines - 0.3%
Southwest Airlines Co.	864,200	11,969
Commercial Services & Supplies - 0.4%
Robert Half International, Inc.	693,300	20,224
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.6%
Fluor Corp.	440,500	$ 27,641
Industrial Conglomerates - 5.9%
3M Co.	311,800	26,172
General Electric Co.	5,231,550	184,148
Tyco International Ltd.	1,757,100	58,828
		269,148
Machinery - 0.6%
Caterpillar, Inc.	174,000	16,539
Deere & Co.	173,300	12,323
		28,862
Road & Rail - 0.1%
Laidlaw International, Inc. (a)	260,000	5,980
TOTAL INDUSTRIALS		591,479
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 5.3%
Avaya, Inc. (a)	398,200	5,575
Cisco Systems, Inc. (a)	2,911,700	50,722
Juniper Networks, Inc. (a)	3,656,700	78,765
Motorola, Inc.	2,340,400	36,651
QUALCOMM, Inc.	1,884,700	68,057
		239,770
Computers & Peripherals - 4.2%
Apple Computer, Inc. (a)	173,400	7,779
Dell, Inc. (a)	1,471,900	59,008
Diebold, Inc.	346,600	18,498
EMC Corp. (a)	1,409,300	17,842
Network Appliance, Inc. (a)	2,978,200	89,376
		192,503
Internet Software & Services - 0.9%
Google, Inc. Class A (sub. vtg.)	43,300	8,140
Yahoo!, Inc. (a)	1,083,200	34,955
		43,095
IT Services - 0.2%
Affiliated Computer Services, Inc. Class A (a)	218,300	11,286
Office Electronics - 0.5%
Xerox Corp. (a)	1,357,800	21,182
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 5.1%
Advanced Micro Devices, Inc. (a)	480,300	$ 8,381
Altera Corp. (a)	436,600	9,055
Analog Devices, Inc.	810,700	29,769
Freescale Semiconductor, Inc. Class B (a)	662,875	12,714
Intel Corp.	2,763,690	66,273
KLA-Tencor Corp.	120,800	5,969
Marvell Technology Group Ltd. (a)	217,900	7,973
National Semiconductor Corp.	1,826,900	36,447
Texas Instruments, Inc.	2,096,500	55,494
		232,075
Software - 3.7%
Microsoft Corp.	4,052,880	102,052
Oracle Corp. (a)	1,648,600	21,283
Red Hat, Inc. (a)	550,964	6,314
Symantec Corp. (a)	1,078,934	23,747
VERITAS Software Corp. (a)	736,600	17,840
		171,236
TOTAL INFORMATION TECHNOLOGY		911,147
MATERIALS - 3.3%
Chemicals - 3.3%
Dow Chemical Co.	932,500	51,427
Monsanto Co.	863,100	50,733
Praxair, Inc.	1,056,700	47,372
		149,532
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
SBC Communications, Inc.	669,640	16,105
Verizon Communications, Inc.	824,300	29,650
		45,755
TOTAL COMMON STOCKS (Cost $3,906,514)		4,469,580
Convertible Preferred Stocks - 0.3%
	Shares	Value (000s)
FINANCIALS - 0.3%
Thrifts & Mortgage Finance - 0.3%
Fannie Mae 5.375%	130	$ 13,244
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,000)		13,244
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 2.51% (b)	59,316,134	59,316
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	24,268,850	24,269
TOTAL MONEY MARKET FUNDS (Cost $83,585)		83,585
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,003,099)		4,566,409
NET OTHER ASSETS - 0.0%		(603)
NET ASSETS - 100%		$ 4,565,806
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $4,058,661,000. Net unrealized appreciation aggregated $507,748,000, of which $749,349,000 related to appreciated investment securities and $241,601,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

LC-QTLY-0405

1.797927.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Hotels, Restaurants & Leisure - 0.9%
Hilton Group PLC	471,687	$ 2,842,358
McDonald's Corp.	130,800	4,326,864
		7,169,222
Leisure Equipment & Products - 0.5%
Brunswick Corp.	74,600	3,479,344
Media - 6.4%
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	83,549	3,643,572
Citadel Broadcasting Corp. (a)	154,900	2,187,188
Comcast Corp. Class A (special) (a)	106,900	3,405,834
Time Warner, Inc. (a)	894,400	15,410,512
Vivendi Universal SA sponsored ADR (a)	111,500	3,530,090
Walt Disney Co.	738,900	20,644,866
		48,822,062
Specialty Retail - 2.0%
Gap, Inc.	76,800	1,638,144
Home Depot, Inc.	301,700	12,074,034
RadioShack Corp.	64,000	1,891,840
		15,604,018
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	78,000	6,782,100
Polo Ralph Lauren Corp. Class A	136,348	5,372,111
		12,154,211
TOTAL CONSUMER DISCRETIONARY		87,228,857
CONSUMER STAPLES - 8.9%
Beverages - 1.3%
PepsiCo, Inc.	97,900	5,272,894
The Coca-Cola Co.	107,000	4,579,600
		9,852,494
Food & Staples Retailing - 2.2%
Wal-Mart Stores, Inc.	233,700	12,061,257
Walgreen Co.	120,300	5,152,449
		17,213,706
Food Products - 1.1%
General Mills, Inc.	81,200	4,252,444
Kellogg Co.	88,662	3,901,128
		8,153,572
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 1.4%
Colgate-Palmolive Co.	63,100	$ 3,339,252
Procter & Gamble Co.	145,400	7,719,286
		11,058,538
Personal Products - 2.4%
Alberto-Culver Co.	197,525	10,324,632
Gillette Co.	162,400	8,160,600
		18,485,232
Tobacco - 0.5%
Altria Group, Inc.	57,100	3,748,615
TOTAL CONSUMER STAPLES		68,512,157
ENERGY - 7.9%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	76,500	3,616,920
Schlumberger Ltd. (NY Shares)	243,500	18,372,075
		21,988,995
Oil & Gas - 5.0%
ChevronTexaco Corp.	141,800	8,802,944
Exxon Mobil Corp.	273,100	17,289,961
Occidental Petroleum Corp.	69,900	4,911,873
Valero Energy Corp.	109,000	7,765,160
		38,769,938
TOTAL ENERGY		60,758,933
FINANCIALS - 13.5%
Capital Markets - 2.6%
Ameritrade Holding Corp. (a)	128,900	1,370,207
Bank of New York Co., Inc.	32,800	992,200
Charles Schwab Corp.	229,200	2,406,600
Knight Trading Group, Inc. (a)	129,600	1,355,616
Morgan Stanley	242,100	13,671,387
		19,796,010
Commercial Banks - 2.9%
Bank of America Corp.	193,300	9,017,445
Wachovia Corp.	131,000	6,944,310
Wells Fargo & Co.	108,700	6,454,606
		22,416,361
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 3.0%
American Express Co.	327,490	$ 17,733,584
MBNA Corp.	199,900	5,071,463
		22,805,047
Diversified Financial Services - 1.9%
Citigroup, Inc.	201,666	9,623,502
J.P. Morgan Chase & Co.	129,852	4,746,091
		14,369,593
Insurance - 3.1%
AMBAC Financial Group, Inc.	63,000	4,900,140
American International Group, Inc.	256,887	17,160,052
Prudential Financial, Inc.	33,900	1,932,300
		23,992,492
TOTAL FINANCIALS		103,379,503
HEALTH CARE - 10.8%
Biotechnology - 2.0%
Biogen Idec, Inc. (a)	147,000	5,681,550
Cephalon, Inc. (a)	110,400	5,417,328
Genzyme Corp. - General Division (a)	44,600	2,501,614
Protein Design Labs, Inc. (a)	148,000	2,217,040
		15,817,532
Health Care Equipment & Supplies - 1.1%
Medtronic, Inc.	156,800	8,172,416
Health Care Providers & Services - 0.9%
UnitedHealth Group, Inc.	76,600	6,982,856
Pharmaceuticals - 6.8%
Abbott Laboratories	201,400	9,262,386
Allergan, Inc.	73,700	5,540,766
Johnson & Johnson	145,280	9,530,368
Merck & Co., Inc.	108,830	3,449,911
Pfizer, Inc.	343,370	9,027,197
Roche Holding AG (participation certificate)	76,591	8,078,524
Schering-Plough Corp.	213,500	4,045,825
Wyeth	77,000	3,143,140
		52,078,117
TOTAL HEALTH CARE		83,050,921
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 17.6%
Aerospace & Defense - 5.9%
Armor Holdings, Inc. (a)	112,600	$ 4,494,992
Honeywell International, Inc.	474,900	18,031,953
L-3 Communications Holdings, Inc.	41,000	2,956,100
Precision Castparts Corp.	30,300	2,280,378
The Boeing Co.	165,600	9,103,032
United Technologies Corp.	81,700	8,160,196
		45,026,651
Air Freight & Logistics - 0.0%
Ryder System, Inc.	7,400	314,204
Airlines - 0.3%
Southwest Airlines Co.	165,700	2,294,945
Building Products - 1.1%
American Standard Companies, Inc.	183,900	8,422,620
Commercial Services & Supplies - 0.5%
Monster Worldwide, Inc. (a)	139,965	4,037,990
Industrial Conglomerates - 4.6%
General Electric Co.	680,600	23,957,120
Tyco International Ltd.	336,100	11,252,628
		35,209,748
Machinery - 3.1%
AGCO Corp. (a)	117,500	2,287,725
Caterpillar, Inc.	100,700	9,571,535
Deere & Co.	49,600	3,527,056
Graco, Inc.	143,525	5,548,677
Timken Co.	85,700	2,425,310
		23,360,303
Marine - 0.2%
Alexander & Baldwin, Inc.	36,800	1,670,720
Road & Rail - 1.3%
Norfolk Southern Corp.	280,700	10,074,323
Trading Companies & Distributors - 0.6%
MSC Industrial Direct Co., Inc. Class A	47,600	1,539,860
W.W. Grainger, Inc.	51,900	3,258,282
		4,798,142
TOTAL INDUSTRIALS		135,209,646
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 21.2%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	769,268	$ 13,400,649
Juniper Networks, Inc. (a)	159,800	3,442,092
QUALCOMM, Inc.	134,000	4,838,740
		21,681,481
Computers & Peripherals - 4.9%
Apple Computer, Inc. (a)	176,800	7,931,248
Dell, Inc. (a)	399,900	16,031,991
EMC Corp. (a)	543,400	6,879,444
International Business Machines Corp.	75,000	6,943,500
		37,786,183
Electronic Equipment & Instruments - 1.3%
CDW Corp.	43,300	2,488,451
Hon Hai Precision Industries Co. Ltd.	695,799	3,234,973
Molex, Inc.	86,200	2,166,206
Vishay Intertechnology, Inc. (a)	150,200	1,960,110
		9,849,740
Internet Software & Services - 1.4%
CNET Networks, Inc. (a)	223,100	2,019,055
Yahoo!, Inc. (a)	273,400	8,822,618
		10,841,673
IT Services - 0.6%
DST Systems, Inc. (a)	97,100	4,611,279
Semiconductors & Semiconductor Equipment - 6.1%
Altera Corp. (a)	202,100	4,191,554
Analog Devices, Inc.	227,000	8,335,440
Applied Materials, Inc. (a)	99,400	1,739,500
Intel Corp.	751,600	18,023,368
KLA-Tencor Corp.	37,600	1,857,816
Marvell Technology Group Ltd. (a)	158,300	5,792,197
Texas Instruments, Inc.	92,000	2,435,240
Tokyo Electron Ltd.	36,300	2,329,616
Xilinx, Inc.	54,300	1,639,860
		46,344,591
Software - 4.1%
Ascential Software Corp. (a)	123,000	1,907,730
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	1,004,738	$ 25,299,299
Oracle Corp. (a)	316,900	4,091,179
		31,298,208
TOTAL INFORMATION TECHNOLOGY		162,413,155
MATERIALS - 1.4%
Chemicals - 1.1%
Monsanto Co.	141,900	8,340,882
Metals & Mining - 0.3%
Newmont Mining Corp.	53,200	2,395,064
TOTAL MATERIALS		10,735,946
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 2.3%
Philippine Long Distance Telephone Co. sponsored ADR (a)	82,300	2,097,004
PT Indosat Tbk ADR	63,100	1,780,682
PT Telkomunikasi Indonesia Tbk sponsored ADR	31,800	610,878
SBC Communications, Inc.	155,900	3,749,395
Verizon Communications, Inc.	272,800	9,812,616
		18,050,575
Wireless Telecommunication Services - 1.8%
Mobile TeleSystems OJSC sponsored ADR	50,600	2,028,554
MTN Group Ltd.	122,500	1,004,802
Nextel Communications, Inc. Class A (a)	212,800	6,262,704
Nextel Partners, Inc. Class A (a)	228,000	4,539,480
		13,835,540
TOTAL TELECOMMUNICATION SERVICES		31,886,115
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	96,800	4,390,848
TOTAL COMMON STOCKS (Cost $698,571,386)		747,566,081
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)	27,416,089	$ 27,416,089
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	9,305,400	9,305,400
TOTAL MONEY MARKET FUNDS (Cost $36,721,489)		36,721,489
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $735,292,875)		784,287,570
NET OTHER ASSETS - (2.2)%		(16,880,988)
NET ASSETS - 100%		$ 767,406,582
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $742,186,576. Net unrealized appreciation aggregated $42,100,994, of which $83,695,735 related to appreciated investment securities and $41,594,741 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

MC-QTLY-0405

1.797928.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.8%
Automobiles - 0.7%
Renault SA	706,526	$ 63,991
Hotels, Restaurants & Leisure - 5.4%
Royal Caribbean Cruises Ltd.	6,715,500	317,307
Wendy's International, Inc.	3,808,000	144,133
		461,440
Household Durables - 5.7%
Harman International Industries, Inc. (d)	4,286,700	480,839
Leisure Equipment & Products - 2.1%
Eastman Kodak Co.	5,374,300	182,672
Media - 7.0%
DreamWorks Animation SKG, Inc. Class A	851,200	30,924
NTL, Inc. (a)	3,270,524	212,224
Omnicom Group, Inc.	3,608,800	328,653
Salem Communications Corp. Class A (a)(d)	1,085,439	25,084
		596,885
Specialty Retail - 1.7%
RadioShack Corp.	467,900	13,831
Tiffany & Co., Inc.	4,203,700	126,742
		140,573
Textiles, Apparel & Luxury Goods - 0.2%
Carter's, Inc. (a)	371,695	14,793
TOTAL CONSUMER DISCRETIONARY		1,941,193
CONSUMER STAPLES - 5.5%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	1,577,600	109,691
Food & Staples Retailing - 2.3%
Safeway, Inc. (a)	10,688,400	196,667
Food Products - 1.9%
Archer-Daniels-Midland Co.	4,975,100	119,900
Bunge Ltd.	799,757	43,755
		163,655
TOTAL CONSUMER STAPLES		470,013
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 8.9%
Energy Equipment & Services - 8.9%
Cooper Cameron Corp. (a)	671,600	$ 38,745
Grant Prideco, Inc. (a)	5,079,607	122,723
National-Oilwell, Inc. (a)	2,694,562	122,171
Noble Corp.	1,542,100	88,008
SEACOR SMIT, Inc. (a)(d)	1,141,800	71,876
Varco International, Inc. (a)	4,487,000	169,205
Weatherford International Ltd. (a)	2,363,602	140,894
		753,622
FINANCIALS - 1.5%
Diversified Financial Services - 0.5%
Archipelago Holdings, Inc.	2,354,000	44,138
Insurance - 1.0%
AMBAC Financial Group, Inc.	1,106,500	86,064
TOTAL FINANCIALS		130,202
HEALTH CARE - 6.8%
Biotechnology - 1.5%
ImClone Systems, Inc. (a)	1,131,900	50,098
Neurocrine Biosciences, Inc. (a)(d)	1,968,900	78,815
		128,913
Health Care Equipment & Supplies - 4.4%
Baxter International, Inc.	3,211,600	114,526
Cytyc Corp. (a)	4,721,000	107,639
Fisher Scientific International, Inc. (a)	1,791,968	108,683
Kinetic Concepts, Inc.	581,800	37,951
		368,799
Pharmaceuticals - 0.9%
Watson Pharmaceuticals, Inc. (a)	2,476,900	78,617
TOTAL HEALTH CARE		576,329
INDUSTRIALS - 14.3%
Aerospace & Defense - 2.8%
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	7,081,911	239,085
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 1.3%
Ryanair Holdings PLC sponsored ADR (a)	987,106	$ 43,146
WestJet Airlines Ltd. (a)(d)	7,254,700	64,874
		108,020
Commercial Services & Supplies - 4.7%
Career Education Corp. (a)(d)	6,418,800	219,202
DeVry, Inc. (a)	1,176,300	20,444
R.R. Donnelley & Sons Co.	2,569,047	85,318
Universal Technical Institute, Inc. (a)(d)	2,146,500	76,480
		401,444
Construction & Engineering - 1.7%
Dycom Industries, Inc. (a)	1,906,500	51,380
Fluor Corp.	1,427,400	89,569
		140,949
Machinery - 1.3%
ITT Industries, Inc.	19,400	1,706
Pentair, Inc.	2,706,400	112,153
		113,859
Road & Rail - 2.5%
Burlington Northern Santa Fe Corp.	1,516,100	76,214
CSX Corp.	1,484,900	61,341
Norfolk Southern Corp.	2,166,500	77,756
		215,311
TOTAL INDUSTRIALS		1,218,668
INFORMATION TECHNOLOGY - 8.6%
Communications Equipment - 1.3%
Research In Motion Ltd. (a)	1,723,500	113,265
Computers & Peripherals - 1.0%
Seagate Technology	4,696,800	84,401
Electronic Equipment & Instruments - 1.6%
Symbol Technologies, Inc.	7,607,000	134,872
IT Services - 1.3%
BearingPoint, Inc. (a)	6,486,158	50,981
Wright Express Corp. (d)	3,286,800	58,801
		109,782
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc. Class B (a)	3,083,600	59,143
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.7%
Amdocs Ltd. (a)	277,100	$ 8,133
Macrovision Corp. (a)	1,319,745	32,004
NAVTEQ Corp.	1,043,426	45,598
Symantec Corp. (a)	6,582,121	144,872
		230,607
TOTAL INFORMATION TECHNOLOGY		732,070
MATERIALS - 11.1%
Chemicals - 8.5%
Lyondell Chemical Co.	2,792,350	94,521
Monsanto Co.	4,710,800	276,901
Mosaic Co. (a)	5,401,100	88,902
Potash Corp. of Saskatchewan	2,993,640	265,131
Wellman, Inc.	81,600	1,118
		726,573
Metals & Mining - 2.6%
Newmont Mining Corp.	4,811,200	216,600
TOTAL MATERIALS		943,173
TELECOMMUNICATION SERVICES - 19.0%
Diversified Telecommunication Services - 5.5%
Citizens Communications Co.	16,555,130	220,845
Philippine Long Distance Telephone Co. sponsored ADR (a)	1,671,200	42,582
PT Indosat Tbk ADR	4,155,000	117,254
Telewest Global, Inc. (a)	2,066,300	34,487
TELUS Corp. (non-vtg.)	1,891,300	56,504
		471,672
Wireless Telecommunication Services - 13.5%
American Tower Corp. Class A (a)	9,403,110	172,359
Hutchison Telecommunications International Ltd. ADR	10,804,200	175,136
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. Class A (a)	23,618,900	$ 695,108
SpectraSite, Inc. (a)	1,650,197	101,982
		1,144,585
TOTAL TELECOMMUNICATION SERVICES		1,616,257
TOTAL COMMON STOCKS (Cost $6,870,646)		8,381,527
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 2.51% (b)	166,024,418	166,024
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	134,772,253	134,772
TOTAL MONEY MARKET FUNDS (Cost $300,796)		300,796
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $7,171,442)		8,682,323
NET OTHER ASSETS - (2.1)%		(175,460)
NET ASSETS - 100%		$ 8,506,863
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adolph Coors Co. Class B	$ 140,939	$ -	$ 22,420	$ -	$ -
Career Education Corp.	249,388	308	-	-	219,202
Citizens Communications Co.	270,050	-	31,516	4,721	-
Harman International Industries, Inc.	499,988	34,629	9,642	52	480,839
Neurocrine Biosciences, Inc.	-	93,667	-	-	78,815
Salem Communications Corp. Class A	26,658	-	-	-	25,084
SEACOR SMIT, Inc.	-	63,039	-	-	71,876
SpectraSite, Inc.	176,639	-	81,913	-	-
Universal Technical Institute, Inc.	71,478	-	-	-	76,480
Varco International, Inc.	151,864	9,092	31,823	-	-
WestJet Airlines Ltd.	68,207	-	-	-	64,874
Wright Express Corp.	-	58,573	-	-	58,801
Total	$ 1,655,211	$ 259,308	$ 177,314	$ 4,773	$ 1,075,971
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $7,196,940,000. Net unrealized appreciation aggregated $1,485,383,000, of which $1,730,709,000 related to appreciated investment securities and $245,326,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

SO-QTLY-0405

1.797930.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.7%
Auto Components - 1.9%
American Axle & Manufacturing Holdings, Inc.	758,900	$ 20,050
ArvinMeritor, Inc.	123,500	2,082
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	206,000	1,494
Lear Corp.	110,000	5,737
TRW Automotive Holdings Corp.	549,600	11,107
		40,470
Automobiles - 1.5%
Nissan Motor Co. Ltd.	3,000,000	32,280
Hotels, Restaurants & Leisure - 8.0%
AFC Enterprises, Inc. (a)	722,900	19,085
Domino's Pizza, Inc.	1,118,200	19,088
Jack in the Box, Inc. (a)	1,806,050	64,837
Mikohn Gaming Corp. (a)	125,000	1,535
WMS Industries, Inc. (a)(d)	2,301,300	69,016
		173,561
Household Durables - 10.9%
Beazer Homes USA, Inc.	526,063	90,441
Centex Corp.	200,000	12,718
D.R. Horton, Inc.	683,991	29,931
Lennar Corp.:
Class A	649,400	39,497
Class B	64,940	3,626
Levitt Corp. Class A	95,000	2,842
M/I Homes, Inc.	443,200	24,952
Maytag Corp.	1,140,000	17,374
Whirlpool Corp.	230,000	14,663
		236,044
Media - 1.3%
Carmike Cinemas, Inc. (d)	834,300	29,109
Specialty Retail - 0.3%
Big Dog Holdings, Inc. (a)(d)	1,024,100	7,117
Textiles, Apparel & Luxury Goods - 1.8%
Jones Apparel Group, Inc.	1,222,900	38,852
TOTAL CONSUMER DISCRETIONARY		557,433
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Koninklijke Ahold NV sponsored ADR (a)	600,000	5,430
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 11.9%
Capital Markets - 0.0%
TradeStation Group, Inc. (a)	14,700	$ 99
Commercial Banks - 0.0%
First State Financial Corp., Florida	8,800	110
Consumer Finance - 0.0%
Dollar Financial Corp.	18,900	266
Insurance - 10.7%
ACE Ltd.	1,250,000	55,575
AMBAC Financial Group, Inc.	100,000	7,778
American Equity Investment Life Holding Co.	1,482,200	16,171
Assurant, Inc.	35,900	1,235
Axis Capital Holdings Ltd.	500,000	13,995
Endurance Specialty Holdings Ltd.	742,700	26,552
Everest Re Group Ltd.	60,700	5,273
Hartford Financial Services Group, Inc.	40,500	2,914
MetLife, Inc.	720,000	29,549
Montpelier Re Holdings Ltd.	201,400	8,157
Safety Insurance Group, Inc.	52,700	1,954
Scottish Re Group Ltd.	84,400	1,975
St. Paul Travelers Companies, Inc.	450,736	17,272
United America Indemnity Ltd. Class A (a)	374,200	6,829
W.R. Berkley Corp.	700,000	35,952
		231,181
Real Estate - 0.0%
ZipRealty, Inc.	3,000	46
Thrifts & Mortgage Finance - 1.2%
Sovereign Bancorp, Inc.	1,138,200	26,110
TOTAL FINANCIALS		257,812
HEALTH CARE - 1.1%
Health Care Providers & Services - 0.8%
HealthSouth Corp. (a)	1,500,000	8,835
Pediatrix Medical Group, Inc. (a)	121,600	8,333
		17,168
Pharmaceuticals - 0.3%
Pain Therapeutics, Inc. (a)	1,050,000	6,710
TOTAL HEALTH CARE		23,878
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 12.3%
Airlines - 1.5%
AMR Corp. (a)	2,463,800	$ 20,918
Delta Air Lines, Inc. (a)	1,215,230	5,639
Southwest Airlines Co.	405,500	5,616
		32,173
Building Products - 1.8%
NCI Building Systems, Inc. (a)	51,800	1,936
York International Corp.	962,100	37,204
		39,140
Commercial Services & Supplies - 3.3%
Central Parking Corp.	765,500	10,610
Hudson Highland Group, Inc. (a)	208,570	3,479
Kforce, Inc. (a)	412,335	4,701
Monster Worldwide, Inc. (a)	1,256,409	36,247
Vedior NV (Certificaten Van Aandelen)	915,000	17,156
		72,193
Electrical Equipment - 0.5%
Color Kinetics, Inc.	772,500	8,953
TB Wood's Corp. (d)	261,300	1,638
		10,591
Machinery - 4.2%
Columbus McKinnon Corp. (NY Shares) (a)	61,500	774
Navistar International Corp. (a)	840,200	33,154
SPX Corp.	647,000	28,804
Timken Co.	1,000,000	28,300
		91,032
Trading Companies & Distributors - 0.4%
Interline Brands, Inc.	161,900	3,011
Rush Enterprises, Inc. Class A (a)	374,200	5,961
		8,972
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. Trust	448,800	12,737
TOTAL INDUSTRIALS		266,838
INFORMATION TECHNOLOGY - 40.4%
Communications Equipment - 5.5%
ADC Telecommunications, Inc. (a)	6,267,400	14,415
AudioCodes Ltd. (a)	820,000	10,422
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Belden CDT, Inc.	1,060,885	$ 25,482
Enterasys Networks, Inc. (a)	317,500	470
EVS Broadcast Equipment SA	37,205	4,976
Marconi Corp. PLC (a)	1,000,000	10,908
Netopia, Inc. (a)	400,000	1,560
NMS Communications Corp. (a)	1,985,221	9,926
Performance Technologies, Inc. (a)(d)	1,223,100	11,387
Powerwave Technologies, Inc. (a)	802,700	5,498
Terayon Communication Systems, Inc. (a)(d)	7,116,500	24,338
		119,382
Computers & Peripherals - 4.1%
EMC Corp. (a)	3,762,530	47,634
palmOne, Inc. (a)	1,740,000	41,447
		89,081
Electronic Equipment & Instruments - 1.1%
AVX Corp.	637,000	7,816
Cherokee International Corp.	120,500	904
Dolby Laboratories, Inc. Class A	415,400	9,587
RadiSys Corp. (a)	100,000	1,523
Richardson Electronics Ltd.	355,500	4,006
		23,836
Internet Software & Services - 6.2%
Ariba, Inc. (a)	650,000	5,922
Art Technology Group, Inc. (a)	2,050,000	2,378
Google, Inc. Class A (sub. vtg.)	87,800	16,506
Housevalues, Inc.	4,400	53
iBasis, Inc. (a)	160,000	331
Interwoven, Inc. (a)(d)	2,348,175	21,298
Keynote Systems, Inc. (a)	872,451	10,382
Loudeye Corp. (a)	405,200	709
PlanetOut, Inc.	259,900	2,560
Plumtree Software, Inc. (a)	1,400,000	7,462
Retek, Inc. (a)	2,177,561	18,313
Selectica, Inc. (a)(d)	2,068,200	6,618
SonicWALL, Inc. (a)	2,600,000	16,068
Vignette Corp. (a)(d)	22,074,029	26,268
		134,868
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices, Inc. (a)	3,169,700	55,311
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Agere Systems, Inc. Class A (a)	3,225,000	$ 5,289
Applied Micro Circuits Corp. (a)	2,800,000	9,660
ASM International NV (Nasdaq) (a)	300,000	5,592
ASML Holding NV (NY Shares) (a)	800,000	14,656
Atmel Corp. (a)	3,520,100	11,088
Conexant Systems, Inc. (a)	2,719,800	4,896
Freescale Semiconductor, Inc. Class A	393,400	7,435
Hi/fn, Inc. (a)(d)	1,200,000	9,924
Integrated Device Technology, Inc. (a)	891,300	11,150
Mattson Technology, Inc. (a)	782,767	7,671
Mindspeed Technologies, Inc. (a)	199,999	564
MIPS Technologies, Inc. (a)	1,256,873	13,901
Omnivision Technologies, Inc. (a)	647,800	13,092
ON Semiconductor Corp. (a)	1,292,800	5,869
Pericom Semiconductor Corp. (a)	686,400	6,088
Samsung Electronics Co. Ltd.	20,500	10,755
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,423,014	22,098
Transwitch Corp. (a)	2,688,400	3,468
Trident Microsystems, Inc. (a)	162,000	2,995
		221,502
Software - 13.3%
Activision, Inc. (a)	272,500	5,957
Actuate Corp. (a)(d)	3,975,000	10,733
Aspen Technology, Inc. (a)	1,476,100	7,823
BindView Development Corp. (a)	1,500,000	5,100
Concord Communications, Inc. (a)	727,017	7,496
i2 Technologies, Inc. (a)	810,440	8,307
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
MapInfo Corp. (a)(d)	1,375,746	18,064
PalmSource, Inc. (a)	174,441	1,765
RADWARE Ltd. (a)	237,800	6,154
Synopsys, Inc. (a)	324,200	5,868
Take-Two Interactive Software, Inc. (a)(d)	2,816,300	103,276
THQ, Inc. (a)(d)	2,969,839	81,195
Ulticom, Inc. (a)	1,769,800	24,830
		286,568
TOTAL INFORMATION TECHNOLOGY		875,237
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.2%
Chemicals - 2.0%
Eastman Chemical Co.	600,000	$ 34,644
FMC Corp. (a)	50,000	2,468
Lyondell Chemical Co.	171,855	5,817
		42,929
Construction Materials - 2.2%
Eagle Materials, Inc.	56,932	4,756
Eagle Materials, Inc. Class B	14,901	1,204
Texas Industries, Inc.	410,600	27,387
U.S. Concrete, Inc. (a)(d)	2,315,898	14,474
		47,821
Containers & Packaging - 0.3%
Anchor Glass Container Corp.	310,200	1,446
Owens-Illinois, Inc. (a)	210,600	5,242
		6,688
Metals & Mining - 0.7%
POSCO sponsored ADR	100,000	5,425
Steel Dynamics, Inc.	189,900	8,458
		13,883
TOTAL MATERIALS		111,321
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Alaska Communication Systems Group, Inc.	405,500	3,483
Iowa Telecommunication Services, Inc.	1,116,700	22,178
		25,661
Wireless Telecommunication Services - 0.3%
Telesystem International Wireless, Inc. (a)	500,000	7,305
TOTAL TELECOMMUNICATION SERVICES		32,966
TOTAL COMMON STOCKS (Cost $1,626,691)		2,130,915
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	2,400	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36)		0
Convertible Bonds - 1.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
WMS Industries, Inc. 2.75% 7/15/10 (e)	$ 7,500	12,375
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (e)	2,500	2,050
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.4%
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	9,350
Electronic Equipment & Instruments - 0.1%
Richardson Electronics Ltd. 7.75% 12/15/11 (e)	2,322	2,322
Internet Software & Services - 0.1%
iBasis, Inc. 6.75% 6/15/09	2,000	2,345
TOTAL INFORMATION TECHNOLOGY		14,017
TOTAL CONVERTIBLE BONDS (Cost $20,358)		28,442
Money Market Funds - 9.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	10,523,600	$ 10,524
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	183,939,425	183,939
TOTAL MONEY MARKET FUNDS (Cost $194,463)		194,463
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $1,841,548)		2,353,820
NET OTHER ASSETS - (8.7)%		(187,536)
NET ASSETS - 100%		$ 2,166,284
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,747,000 or 0.8% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 41
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Actuate Corp.	$ 9,421	$ -	$ -	$ -	$ 10,733
Big Dog Holdings, Inc.	6,431	-	-	-	7,117
Carmike Cinemas, Inc.	31,236	-	-	146	29,109
Hi/fn, Inc.	9,600	-	-	-	9,924
Interwoven, Inc.	21,962	765	-	-	21,298
MapInfo Corp.	16,440	-	-	-	18,064
Performance Technologies, Inc.	8,721	-	-	-	11,387
Selectica, Inc.	7,963	-	-	-	6,618
Take-Two Interactive Software, Inc.	98,426	-	-	-	103,276
TB Wood's Corp.	1,416	-	-	-	1,638
Terayon Communication Systems, Inc.	14,162	-	-	-	24,338
THQ, Inc.	63,733	-	-	-	81,195
U.S. Concrete, Inc.	16,837	-	-	-	14,474
Vignette Corp.	27,557	496	-	-	26,268
WMS Industries, Inc.	68,441	-	-	-	69,016
Total	$ 402,346	$ 1,261	$ -	$ 146	$ 434,455
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $1,838,210,000. Net unrealized appreciation aggregated $515,610,000, of which $702,774,000 related to appreciated investment securities and $187,164,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Strategies Fund

(A Class of Fidelity Advisor
Value Strategies Fund)

February 28, 2005

SOI-QTLY-0405

1.814094.100

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 25.7%
Auto Components - 1.9%
American Axle & Manufacturing Holdings, Inc.	758,900	$ 20,050
ArvinMeritor, Inc.	123,500	2,082
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	206,000	1,494
Lear Corp.	110,000	5,737
TRW Automotive Holdings Corp.	549,600	11,107
		40,470
Automobiles - 1.5%
Nissan Motor Co. Ltd.	3,000,000	32,280
Hotels, Restaurants & Leisure - 8.0%
AFC Enterprises, Inc. (a)	722,900	19,085
Domino's Pizza, Inc.	1,118,200	19,088
Jack in the Box, Inc. (a)	1,806,050	64,837
Mikohn Gaming Corp. (a)	125,000	1,535
WMS Industries, Inc. (a)(d)	2,301,300	69,016
		173,561
Household Durables - 10.9%
Beazer Homes USA, Inc.	526,063	90,441
Centex Corp.	200,000	12,718
D.R. Horton, Inc.	683,991	29,931
Lennar Corp.:
Class A	649,400	39,497
Class B	64,940	3,626
Levitt Corp. Class A	95,000	2,842
M/I Homes, Inc.	443,200	24,952
Maytag Corp.	1,140,000	17,374
Whirlpool Corp.	230,000	14,663
		236,044
Media - 1.3%
Carmike Cinemas, Inc. (d)	834,300	29,109
Specialty Retail - 0.3%
Big Dog Holdings, Inc. (a)(d)	1,024,100	7,117
Textiles, Apparel & Luxury Goods - 1.8%
Jones Apparel Group, Inc.	1,222,900	38,852
TOTAL CONSUMER DISCRETIONARY		557,433
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Koninklijke Ahold NV sponsored ADR (a)	600,000	5,430
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 11.9%
Capital Markets - 0.0%
TradeStation Group, Inc. (a)	14,700	$ 99
Commercial Banks - 0.0%
First State Financial Corp., Florida	8,800	110
Consumer Finance - 0.0%
Dollar Financial Corp.	18,900	266
Insurance - 10.7%
ACE Ltd.	1,250,000	55,575
AMBAC Financial Group, Inc.	100,000	7,778
American Equity Investment Life Holding Co.	1,482,200	16,171
Assurant, Inc.	35,900	1,235
Axis Capital Holdings Ltd.	500,000	13,995
Endurance Specialty Holdings Ltd.	742,700	26,552
Everest Re Group Ltd.	60,700	5,273
Hartford Financial Services Group, Inc.	40,500	2,914
MetLife, Inc.	720,000	29,549
Montpelier Re Holdings Ltd.	201,400	8,157
Safety Insurance Group, Inc.	52,700	1,954
Scottish Re Group Ltd.	84,400	1,975
St. Paul Travelers Companies, Inc.	450,736	17,272
United America Indemnity Ltd. Class A (a)	374,200	6,829
W.R. Berkley Corp.	700,000	35,952
		231,181
Real Estate - 0.0%
ZipRealty, Inc.	3,000	46
Thrifts & Mortgage Finance - 1.2%
Sovereign Bancorp, Inc.	1,138,200	26,110
TOTAL FINANCIALS		257,812
HEALTH CARE - 1.1%
Health Care Providers & Services - 0.8%
HealthSouth Corp. (a)	1,500,000	8,835
Pediatrix Medical Group, Inc. (a)	121,600	8,333
		17,168
Pharmaceuticals - 0.3%
Pain Therapeutics, Inc. (a)	1,050,000	6,710
TOTAL HEALTH CARE		23,878
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 12.3%
Airlines - 1.5%
AMR Corp. (a)	2,463,800	$ 20,918
Delta Air Lines, Inc. (a)	1,215,230	5,639
Southwest Airlines Co.	405,500	5,616
		32,173
Building Products - 1.8%
NCI Building Systems, Inc. (a)	51,800	1,936
York International Corp.	962,100	37,204
		39,140
Commercial Services & Supplies - 3.3%
Central Parking Corp.	765,500	10,610
Hudson Highland Group, Inc. (a)	208,570	3,479
Kforce, Inc. (a)	412,335	4,701
Monster Worldwide, Inc. (a)	1,256,409	36,247
Vedior NV (Certificaten Van Aandelen)	915,000	17,156
		72,193
Electrical Equipment - 0.5%
Color Kinetics, Inc.	772,500	8,953
TB Wood's Corp. (d)	261,300	1,638
		10,591
Machinery - 4.2%
Columbus McKinnon Corp. (NY Shares) (a)	61,500	774
Navistar International Corp. (a)	840,200	33,154
SPX Corp.	647,000	28,804
Timken Co.	1,000,000	28,300
		91,032
Trading Companies & Distributors - 0.4%
Interline Brands, Inc.	161,900	3,011
Rush Enterprises, Inc. Class A (a)	374,200	5,961
		8,972
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. Trust	448,800	12,737
TOTAL INDUSTRIALS		266,838
INFORMATION TECHNOLOGY - 40.4%
Communications Equipment - 5.5%
ADC Telecommunications, Inc. (a)	6,267,400	14,415
AudioCodes Ltd. (a)	820,000	10,422
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Belden CDT, Inc.	1,060,885	$ 25,482
Enterasys Networks, Inc. (a)	317,500	470
EVS Broadcast Equipment SA	37,205	4,976
Marconi Corp. PLC (a)	1,000,000	10,908
Netopia, Inc. (a)	400,000	1,560
NMS Communications Corp. (a)	1,985,221	9,926
Performance Technologies, Inc. (a)(d)	1,223,100	11,387
Powerwave Technologies, Inc. (a)	802,700	5,498
Terayon Communication Systems, Inc. (a)(d)	7,116,500	24,338
		119,382
Computers & Peripherals - 4.1%
EMC Corp. (a)	3,762,530	47,634
palmOne, Inc. (a)	1,740,000	41,447
		89,081
Electronic Equipment & Instruments - 1.1%
AVX Corp.	637,000	7,816
Cherokee International Corp.	120,500	904
Dolby Laboratories, Inc. Class A	415,400	9,587
RadiSys Corp. (a)	100,000	1,523
Richardson Electronics Ltd.	355,500	4,006
		23,836
Internet Software & Services - 6.2%
Ariba, Inc. (a)	650,000	5,922
Art Technology Group, Inc. (a)	2,050,000	2,378
Google, Inc. Class A (sub. vtg.)	87,800	16,506
Housevalues, Inc.	4,400	53
iBasis, Inc. (a)	160,000	331
Interwoven, Inc. (a)(d)	2,348,175	21,298
Keynote Systems, Inc. (a)	872,451	10,382
Loudeye Corp. (a)	405,200	709
PlanetOut, Inc.	259,900	2,560
Plumtree Software, Inc. (a)	1,400,000	7,462
Retek, Inc. (a)	2,177,561	18,313
Selectica, Inc. (a)(d)	2,068,200	6,618
SonicWALL, Inc. (a)	2,600,000	16,068
Vignette Corp. (a)(d)	22,074,029	26,268
		134,868
Semiconductors & Semiconductor Equipment - 10.2%
Advanced Micro Devices, Inc. (a)	3,169,700	55,311
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Agere Systems, Inc. Class A (a)	3,225,000	$ 5,289
Applied Micro Circuits Corp. (a)	2,800,000	9,660
ASM International NV (Nasdaq) (a)	300,000	5,592
ASML Holding NV (NY Shares) (a)	800,000	14,656
Atmel Corp. (a)	3,520,100	11,088
Conexant Systems, Inc. (a)	2,719,800	4,896
Freescale Semiconductor, Inc. Class A	393,400	7,435
Hi/fn, Inc. (a)(d)	1,200,000	9,924
Integrated Device Technology, Inc. (a)	891,300	11,150
Mattson Technology, Inc. (a)	782,767	7,671
Mindspeed Technologies, Inc. (a)	199,999	564
MIPS Technologies, Inc. (a)	1,256,873	13,901
Omnivision Technologies, Inc. (a)	647,800	13,092
ON Semiconductor Corp. (a)	1,292,800	5,869
Pericom Semiconductor Corp. (a)	686,400	6,088
Samsung Electronics Co. Ltd.	20,500	10,755
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,423,014	22,098
Transwitch Corp. (a)	2,688,400	3,468
Trident Microsystems, Inc. (a)	162,000	2,995
		221,502
Software - 13.3%
Activision, Inc. (a)	272,500	5,957
Actuate Corp. (a)(d)	3,975,000	10,733
Aspen Technology, Inc. (a)	1,476,100	7,823
BindView Development Corp. (a)	1,500,000	5,100
Concord Communications, Inc. (a)	727,017	7,496
i2 Technologies, Inc. (a)	810,440	8,307
Interplay Entertainment Corp. warrants 3/30/06 (a)	675,385	0
MapInfo Corp. (a)(d)	1,375,746	18,064
PalmSource, Inc. (a)	174,441	1,765
RADWARE Ltd. (a)	237,800	6,154
Synopsys, Inc. (a)	324,200	5,868
Take-Two Interactive Software, Inc. (a)(d)	2,816,300	103,276
THQ, Inc. (a)(d)	2,969,839	81,195
Ulticom, Inc. (a)	1,769,800	24,830
		286,568
TOTAL INFORMATION TECHNOLOGY		875,237
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.2%
Chemicals - 2.0%
Eastman Chemical Co.	600,000	$ 34,644
FMC Corp. (a)	50,000	2,468
Lyondell Chemical Co.	171,855	5,817
		42,929
Construction Materials - 2.2%
Eagle Materials, Inc.	56,932	4,756
Eagle Materials, Inc. Class B	14,901	1,204
Texas Industries, Inc.	410,600	27,387
U.S. Concrete, Inc. (a)(d)	2,315,898	14,474
		47,821
Containers & Packaging - 0.3%
Anchor Glass Container Corp.	310,200	1,446
Owens-Illinois, Inc. (a)	210,600	5,242
		6,688
Metals & Mining - 0.7%
POSCO sponsored ADR	100,000	5,425
Steel Dynamics, Inc.	189,900	8,458
		13,883
TOTAL MATERIALS		111,321
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.2%
Alaska Communication Systems Group, Inc.	405,500	3,483
Iowa Telecommunication Services, Inc.	1,116,700	22,178
		25,661
Wireless Telecommunication Services - 0.3%
Telesystem International Wireless, Inc. (a)	500,000	7,305
TOTAL TELECOMMUNICATION SERVICES		32,966
TOTAL COMMON STOCKS (Cost $1,626,691)		2,130,915
Convertible Preferred Stocks - 0.0%
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	2,400	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $36)		0
Convertible Bonds - 1.3%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
WMS Industries, Inc. 2.75% 7/15/10 (e)	$ 7,500	12,375
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
SPACEHAB, Inc. 8% 10/15/07 (e)	2,500	2,050
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.4%
Terayon Communication Systems, Inc. 5% 8/1/07	10,000	9,350
Electronic Equipment & Instruments - 0.1%
Richardson Electronics Ltd. 7.75% 12/15/11 (e)	2,322	2,322
Internet Software & Services - 0.1%
iBasis, Inc. 6.75% 6/15/09	2,000	2,345
TOTAL INFORMATION TECHNOLOGY		14,017
TOTAL CONVERTIBLE BONDS (Cost $20,358)		28,442
Money Market Funds - 9.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.51% (b)	10,523,600	$ 10,524
Fidelity Securities Lending Cash Central Fund, 2.52% (b)(c)	183,939,425	183,939
TOTAL MONEY MARKET FUNDS (Cost $194,463)		194,463
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $1,841,548)		2,353,820
NET OTHER ASSETS - (8.7)%		(187,536)
NET ASSETS - 100%		$ 2,166,284
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $16,747,000 or 0.8% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 41
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Actuate Corp.	$ 9,421	$ -	$ -	$ -	$ 10,733
Big Dog Holdings, Inc.	6,431	-	-	-	7,117
Carmike Cinemas, Inc.	31,236	-	-	146	29,109
Hi/fn, Inc.	9,600	-	-	-	9,924
Interwoven, Inc.	21,962	765	-	-	21,298
MapInfo Corp.	16,440	-	-	-	18,064
Performance Technologies, Inc.	8,721	-	-	-	11,387
Selectica, Inc.	7,963	-	-	-	6,618
Take-Two Interactive Software, Inc.	98,426	-	-	-	103,276
TB Wood's Corp.	1,416	-	-	-	1,638
Terayon Communication Systems, Inc.	14,162	-	-	-	24,338
THQ, Inc.	63,733	-	-	-	81,195
U.S. Concrete, Inc.	16,837	-	-	-	14,474
Vignette Corp.	27,557	496	-	-	26,268
WMS Industries, Inc.	68,441	-	-	-	69,016
Total	$ 402,346	$ 1,261	$ -	$ 146	$ 434,455
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $1,838,210,000. Net unrealized appreciation aggregated $515,610,000, of which $702,774,000 related to appreciated investment securities and $187,164,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Asset
Allocation Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2005

AAL-QTLY-0405

1.797932.101

Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 71.6%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 0.0%
Aisin Seiki Co. Ltd.	2,400	$ 54,172
Automobiles - 0.1%
Honda Motor Co. Ltd.	1,800	96,660
Distributors - 0.0%
Li & Fung Ltd.	32,000	54,777
Hotels, Restaurants & Leisure - 1.2%
Applebee's International, Inc.	19,050	543,116
Kerzner International Ltd. (a)	1,200	76,728
McDonald's Corp.	18,100	598,748
Royal Caribbean Cruises Ltd.	14,800	699,300
		1,917,892
Household Durables - 7.8%
D.R. Horton, Inc.	53,050	2,321,468
Harman International Industries, Inc.	11,000	1,233,870
Hovnanian Enterprises, Inc. Class A (a)	20,800	1,144,000
KB Home	20,300	2,533,440
Ryland Group, Inc.	28,400	1,975,220
Techtronic Industries Co. Ltd.	80,000	187,718
Thomson SA	8,200	221,178
Toll Brothers, Inc. (a)	26,380	2,322,759
		11,939,653
Internet & Catalog Retail - 0.9%
eBay, Inc. (a)	30,600	1,310,904
Leisure Equipment & Products - 0.0%
Fuji Photo Film Co. Ltd.	1,000	37,771
Sega Sammy Holdings, Inc. (a)	100	6,255
		44,026
Media - 3.3%
Antena 3 Television SA (a)	500	38,400
Clear Channel Communications, Inc.	91,597	3,048,348
NTL, Inc. (a)	27,858	1,807,706
Radio One, Inc. Class A (a)	12,665	174,017
SKY Perfect Communications, Inc.	60	49,582
		5,118,053
Multiline Retail - 1.1%
Don Quijote Co. Ltd.	900	52,164
Nordstrom, Inc.	10,700	575,232
Target Corp.	19,600	996,072
		1,623,468
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.6%
Fast Retailing Co. Ltd.	1,000	$ 66,185
Hennes & Mauritz AB (H&M) (B Shares)	3,200	112,725
Home Depot, Inc.	30,300	1,212,606
Kesa Electricals PLC	6,900	43,303
RadioShack Corp.	33,900	1,002,084
		2,436,903
Textiles, Apparel & Luxury Goods - 0.1%
The Swatch Group AG (Reg.)	4,862	135,637
TOTAL CONSUMER DISCRETIONARY		24,732,145
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Pernod-Ricard	600	85,805
Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	22,070	1,139,033
Food Products - 0.1%
Groupe Danone	1,000	99,642
People's Food Holdings Ltd.	78,000	64,924
		164,566
Tobacco - 0.3%
Altria Group, Inc.	7,900	518,635
TOTAL CONSUMER STAPLES		1,908,039
ENERGY - 4.7%
Energy Equipment & Services - 1.9%
BJ Services Co.	6,600	329,736
Nabors Industries Ltd. (a)	3,700	212,380
Noble Corp.	8,800	502,216
Pride International, Inc. (a)	14,600	359,452
Smith International, Inc.	11,500	738,990
Technip-Coflexip SA	500	88,784
Weatherford International Ltd. (a)	10,170	606,234
		2,837,792
Oil & Gas - 2.8%
Ashland, Inc.	3,900	254,631
BP PLC	9,600	103,872
Canadian Natural Resources Ltd.	3,300	187,520
EnCana Corp.	3,000	198,978
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
ENI Spa	5,200	$ 136,240
Frontline Ltd. (NY Shares)	4,900	282,534
Teekay Shipping Corp.	5,400	267,678
Total SA Series B	960	228,864
Valero Energy Corp.	37,800	2,692,872
		4,353,189
TOTAL ENERGY		7,190,981
FINANCIALS - 10.8%
Capital Markets - 1.0%
Credit Suisse Group (Reg.)	3,903	169,781
JAFCO Co. Ltd.	1,500	93,826
Julius Baer Holding AG (Bearer)	189	67,128
Lehman Brothers Holdings, Inc.	7,300	665,614
Man Group PLC	3,000	77,732
Matsui Securities Co. Ltd.	1,500	54,230
Nomura Holdings, Inc.	7,000	96,950
UBS AG (Reg.)	3,629	314,816
		1,540,077
Commercial Banks - 1.8%
Banca Intesa Spa	14,000	68,591
Bank of America Corp.	39,100	1,824,015
HSBC Holdings PLC (United Kingdom) (Reg.)	8,700	145,273
Mitsui Trust Holdings, Inc.	6,000	63,469
North Fork Bancorp, Inc., New York	9,600	276,576
Societe Generale Series A	1,700	179,634
Sumitomo Mitsui Financial Group, Inc.	34	236,086
		2,793,644
Consumer Finance - 0.0%
Credit Saison Co. Ltd.	1,600	56,621
Diversified Financial Services - 0.8%
CIT Group, Inc.	26,200	1,057,170
ING Groep NV (Certificaten Van Aandelen)	4,100	125,788
		1,182,958
Insurance - 6.3%
ACE Ltd.	18,100	804,726
AFLAC, Inc.	25,060	960,550
Allianz AG (Reg.)	600	75,600
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	84,767	$ 5,662,436
Hartford Financial Services Group, Inc.	6,120	440,334
W.R. Berkley Corp.	4,200	215,712
Willis Group Holdings Ltd.	36,200	1,431,710
		9,591,068
Thrifts & Mortgage Finance - 0.9%
Golden West Financial Corp., Delaware	22,900	1,417,281
TOTAL FINANCIALS		16,581,649
HEALTH CARE - 9.5%
Biotechnology - 0.3%
Actelion Ltd. (Reg.) (a)	1,035	114,960
CSL Ltd.	5,155	130,910
Global Bio-Chem Technology Group Co. Ltd.	136,000	95,038
QIAGEN NV (a)	6,600	82,170
		423,078
Health Care Equipment & Supplies - 1.4%
Fisher Scientific International, Inc. (a)	5,612	340,368
Medtronic, Inc.	23,400	1,219,608
Phonak Holding AG	175	6,329
Waters Corp. (a)	12,200	595,970
		2,162,275
Health Care Providers & Services - 4.6%
HealthSouth Corp. (a)	98,820	582,050
UnitedHealth Group, Inc.	71,900	6,554,404
		7,136,454
Pharmaceuticals - 3.2%
Johnson & Johnson	66,300	4,349,280
Novartis AG (Reg.)	2,076	103,738
Novo Nordisk AS Series B	3,800	210,925
Roche Holding AG (participation certificate)	1,916	202,092
		4,866,035
TOTAL HEALTH CARE		14,587,842
INDUSTRIALS - 9.0%
Aerospace & Defense - 3.0%
BAE Systems PLC	13,400	65,937
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	48,800	$ 1,852,936
Lockheed Martin Corp.	14,600	864,612
Northrop Grumman Corp.	9,000	476,100
Precision Castparts Corp.	4,700	353,722
The Boeing Co.	19,000	1,044,430
		4,657,737
Airlines - 0.1%
British Airways PLC (a)	23,300	119,879
Building Products - 0.0%
Jacuzzi Brands, Inc. (a)	1,600	16,480
Commercial Services & Supplies - 2.0%
Apollo Group, Inc. Class A (a)	12,200	898,408
Asset Acceptance Capital Corp.	47,700	968,787
Capita Group PLC	9,600	69,982
Career Education Corp. (a)	23,000	785,450
Monster Worldwide, Inc. (a)	13,500	389,475
		3,112,102
Construction & Engineering - 0.9%
Dycom Industries, Inc. (a)	18,100	487,795
Fluor Corp.	6,400	401,600
Granite Construction, Inc.	16,300	433,743
		1,323,138
Electrical Equipment - 0.1%
ABB Ltd. (Reg.) (a)	23,892	145,236
Industrial Conglomerates - 1.3%
General Electric Co.	13,470	474,144
Tyco International Ltd.	45,082	1,509,345
		1,983,489
Machinery - 0.4%
Invensys PLC (a)	268,000	90,149
Timken Co.	7,400	209,420
Trinity Industries, Inc.	9,600	276,480
Weichai Power Co. Ltd. (H Shares)	9,000	29,946
		605,995
Road & Rail - 1.0%
Canadian National Railway Co.	13,675	848,028
Norfolk Southern Corp.	19,600	703,444
		1,551,472
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	14,600	$ 276,232
Transportation Infrastructure - 0.0%
China Merchants Holdings International Co. Ltd.	30,000	63,085
TOTAL INDUSTRIALS		13,854,845
INFORMATION TECHNOLOGY - 8.2%
Communications Equipment - 0.9%
Alcatel SA (RFD) (a)	23,700	307,863
Juniper Networks, Inc. (a)	26,500	570,810
QUALCOMM, Inc.	16,200	584,982
		1,463,655
Computers & Peripherals - 0.9%
ASUSTeK Computer, Inc.	19,000	54,408
Dell, Inc. (a)	31,100	1,246,799
Solomon Systech Ltd.	80,000	23,336
		1,324,543
Electronic Equipment & Instruments - 0.2%
Hon Hai Precision Industries Co. Ltd.	13,000	60,441
Hoya Corp.	700	75,989
Optimax Technology Corp.	26,000	73,198
Yageo Corp. (a)	121,000	46,523
		256,151
Internet Software & Services - 0.5%
Softbank Corp.	2,300	99,651
Yahoo!, Inc. (a)	20,500	661,535
		761,186
IT Services - 2.1%
Affiliated Computer Services, Inc. Class A (a)	38,700	2,000,790
First Data Corp.	30,000	1,230,600
Net One Systems Co. Ltd.	12	36,268
		3,267,658
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	10,200	374,544
ASML Holding NV (a)	7,100	130,072
ASML Holding NV (NY Shares) (a)	20,500	375,560
Freescale Semiconductor, Inc. Class B (a)	13,700	262,766
Intel Corp.	74,600	1,788,908
KLA-Tencor Corp.	15,500	765,855
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Maxim Integrated Products, Inc.	11,800	$ 507,636
National Semiconductor Corp.	20,600	410,970
		4,616,311
Software - 0.6%
Amdocs Ltd. (a)	10,400	305,240
NDS Group PLC sponsored ADR (a)	200	7,184
Symantec Corp. (a)	25,900	570,059
		882,483
TOTAL INFORMATION TECHNOLOGY		12,571,987
MATERIALS - 4.9%
Chemicals - 2.9%
Dow Chemical Co.	9,400	518,410
Monsanto Co.	34,100	2,004,398
Mosaic Co. (a)	57,400	944,804
Potash Corp. of Saskatchewan	10,900	965,354
Rhodia SA (a)	14,800	37,627
		4,470,593
Construction Materials - 0.1%
HeidelbergCement AG	1,388	91,584
Metals & Mining - 1.7%
Arch Coal, Inc.	15,700	700,063
BHP Billiton PLC	6,900	102,986
Grupo Mexico SA de CV Series B (a)	11,182	64,869
Massey Energy Co.	12,894	561,921
Nucor Corp.	8,400	523,656
Peabody Energy Corp.	6,900	669,990
		2,623,485
Paper & Forest Products - 0.2%
Aracruz Celulose SA sponsored ADR	7,000	268,240
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	6,750	99,900
		368,140
TOTAL MATERIALS		7,553,802
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.3%
Deutsche Telekom AG (Reg.) (a)	10,800	225,396
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Fastweb (a)	900	$ 48,075
Fastweb rights 3/16/05 (a)	900	2,652
Philippine Long Distance Telephone Co. (a)	2,000	50,485
Telefonica SA	6,300	115,815
		442,423
Wireless Telecommunication Services - 6.8%
Nextel Communications, Inc. Class A (a)	273,600	8,052,048
SpectraSite, Inc. (a)	32,100	1,983,780
Vodafone Group PLC	138,000	362,802
		10,398,630
TOTAL TELECOMMUNICATION SERVICES		10,841,053
TOTAL COMMON STOCKS (Cost $91,888,185)		109,822,343
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.21% to 2.55% 3/10/05 to 5/19/05 (d) (Cost $249,258)	$ 250,000	249,212
Fixed-Income Funds - 14.3%
	Shares
Fidelity Floating Rate Central Investment Portfolio (b)	18,991	1,906,886
Fidelity High Income Central Investment Portfolio 1 (b)	105,833	10,620,292
Fidelity Tactical Income Central Investment Portfolio (b)	95,529	9,497,502
TOTAL FIXED-INCOME FUNDS (Cost $21,447,885)		22,024,680
Money Market Funds - 17.4%
	Shares	Value
Fidelity Cash Central Fund, 2.51% (b)(c) (Cost $26,640,735)	26,640,735	$ 26,640,735
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $140,226,063)		158,736,970
NET OTHER ASSETS - (3.5)%		(5,319,481)
NET ASSETS - 100%		$ 153,417,489
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
15 S&P 500 Index Contracts	March 2005	$ 4,515,375	$ (5,017)
The face value of futures purchased as a percentage of net assets - 2.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of Fidelity's Fixed-Income Central Funds' holdings is provided at the end of this report.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $249,212.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $141,229,730. Net unrealized appreciation aggregated $17,507,240, of which $21,188,603 related to appreciated investment securities and $3,681,363 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Fidelity Floating Rate Central Investment Portfolio
Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.5%
	Principal Amount	Value
Diversified Financial Services - 0.9%
General Motors Acceptance Corp. 3.68% 9/23/08 (a)	$ 3,000,000	$ 2,917,728
Technology - 1.6%
Nortel Networks Corp. 6.125% 2/15/06	5,000,000	5,075,000
Telecommunications - 2.0%
Rogers Communications, Inc. 5.525% 12/15/10 (a)	6,000,000	6,330,000
TOTAL NONCONVERTIBLE BONDS (Cost $14,341,808)		14,322,728
Floating Rate Loans (b) - 90.2%

Automotive - 7.9%
Accuride Corp. term loan 4.875% 1/31/12 (a)	3,000,000	3,037,500
AM General LLC Tranche B1, term loan 6.9605% 11/1/11 (a)	3,950,000	4,088,250
Cooper Standard Auto, Inc.:
Tranche B, term loan 4.75% 12/23/11 (a)	1,150,000	1,167,250
Tranche C, term loan 4.75% 12/23/11 (a)	1,850,000	1,877,750
Goodyear Tire & Rubber Co. Tranche B, term loan 5.59% 3/31/06 (a)	3,000,000	3,030,000
Tower Automotive, Inc. term loan 6.1875% 2/2/07 (a)	1,340,000	1,371,825
Travelcenters of America, Inc. term loan 4.3225% 10/1/08 (a)	7,543,240	7,599,814
TRW Automotive Holdings Corp. Tranche B, term loan 4.375% 6/30/12 (a)	2,791,655	2,809,102
		24,981,491
Broadcasting - 2.2%
Cumulus Media, Inc. Tranche F, term loan 4.25% 3/28/10 (a)	2,992,500	3,018,684
Nexstar Broadcasting, Inc. Tranche D, term loan 4.31% 12/31/10 (a)	3,989,975	4,009,925
		7,028,609
Building Materials - 0.4%
Goodman Global Holdings, Inc. term loan 4.8125% 12/23/11 (a)	1,220,000	1,241,350
Cable TV - 5.8%
Adelphia Communications Corp. Tranche B, term loan 5.09% 3/31/06 (a)	2,450,000	2,462,250
Century Cable Holdings LLC Tranche B, term loan 7.5% 6/30/09 (a)	3,000,000	2,981,400
Charter Communication Operating LLC Tranche A, term loan 5.73% 4/27/10 (a)	2,642,875	2,639,572
Floating Rate Loans (b) - continued
	Principal Amount	Value
Cable TV - continued
Mediacom LLC Tranche B, term loan 4.8836% 3/31/13 (a)	$ 3,000,000	$ 3,045,000
NTL Investment Holdings Ltd. Tranche B, term loan 5.2038% 6/13/12 (a)	3,000,000	3,037,500
UPC Distribution Holdings BV Tranche F, term loan 5.98% 12/31/11 (a)	4,000,000	4,070,000
		18,235,722
Capital Goods - 2.6%
Alliance Laundry Systems LLC term loan 4.84% 1/27/12 (a)	2,000,000	2,035,000
GenTek, Inc. term loan 5.8057% 2/28/11 (a)	3,000,000	3,056,250
Hexcel Corp. Tranche B, term loan 6.25% 3/1/12 (a)	450,000	456,188
Polypore, Inc. term loan 4.92% 11/12/11 (a)	2,691,256	2,731,625
		8,279,063
Chemicals - 2.6%
Celanese Holding LLC term loan 5.1047% 4/6/11 (a)	2,900,000	2,943,500
Mosaic Co. Tranche B, term loan 5.2074% 2/18/12 (a)	1,900,000	1,919,000
PQ Corp. term loan 4.75% 2/10/12 (a)	3,300,000	3,357,750
		8,220,250
Consumer Products - 2.4%
Central Garden & Pet Co. Tranche B, term loan 4.3854% 5/14/09 (a)	400,000	402,500
Del Laboratories, Inc. term loan 4.9725% 7/27/11 (a)	550,000	558,938
Jostens IH Corp. Tranche A, term loan 5.0588% 10/4/10 (a)	3,000,000	3,037,500
Oreck Corp. term loan 5.34% 2/2/12 (a)	1,000,000	1,015,000
Rayovac Corp. term loan 4.635% 2/7/12 (a)	500,000	508,750
Simmons Bedding Co. Tranche C, term loan 5.8016% 12/19/11 (a)	2,000,000	2,030,000
		7,552,688
Diversified Financial Services - 1.0%
Refco Finance Holdings LLC term loan 5.3758% 8/5/11 (a)	2,990,741	3,031,863
Diversified Media - 2.7%
Entravision Communications Corp. Tranche B, term loan 4.31% 2/24/12 (a)	2,500,000	2,537,500
Lamar Media Corp.:
Tranche A, term loan 3.8281% 6/30/09 (a)	1,000,000	1,005,000
Floating Rate Loans (b) - continued
	Principal Amount	Value
Diversified Media - continued
Lamar Media Corp.: - continued
Tranche C, term loan 4.5313% 6/30/10 (a)	$ 3,000,000	$ 3,033,750
R.H. Donnelly Corp. Tranche A3, term loan 4.3225% 12/31/09 (a)	1,878,903	1,897,692
		8,473,942
Electric Utilities - 2.8%
NRG Energy, Inc.:
Credit-Linked Deposit 5.325% 12/24/11 (a)	1,706,250	1,727,578
term loan 4.515% 12/24/11 (a)	2,193,750	2,221,172
Reliant Energy, Inc. term loan 5.0619% 4/30/10 (a)	2,000,000	2,035,000
Texas Genco LLC term loan 4.48% 12/14/11 (a)	3,000,000	3,052,500
		9,036,250
Energy - 3.9%
El Paso Corp. Credit-Linked Deposit 5.25% 11/22/09 (a)	6,000,000	6,090,000
Hawkeye Renewables LLC term loan 6.005% 1/31/12 (a)	2,100,000	2,110,500
SemGroup LP term loan 7.5% 3/1/11 (a)	3,000,000	3,048,750
Universal Compression, Inc. term loan 4.34% 2/15/12 (a)	900,000	914,625
		12,163,875
Environmental - 1.7%
Allied Waste Industries, Inc. Tranche B, term loan 5.3271% 1/15/10 (a)	3,905,170	3,905,170
Envirocare of Utah, Inc. term loan 7.25% 1/31/10 (a)	1,600,000	1,634,000
		5,539,170
Food/Beverage/Tobacco - 3.1%
Commonwealth Brands, Inc. term loan 5.9375% 8/28/07 (a)	220,221	224,625
Constellation Brands, Inc. Tranche B, term loan 4.5945% 11/30/11 (a)	7,300,069	7,418,696
Del Monte Corp. Tranche B, term loan 4.27% 2/8/12 (a)	200,000	202,500
Herbalife International, Inc. term loan 5.1586% 12/21/10 (a)	2,000,000	2,027,500
		9,873,321
Gaming - 2.5%
Green Valley Ranch Gaming LLC term loan 4.5013% 12/24/10 (a)	2,192,500	2,219,906
Herbst Gaming, Inc. term loan 4.89% 1/7/11 (a)	400,000	407,000
Floating Rate Loans (b) - continued
	Principal Amount	Value
Gaming - continued
Isle of Capri Casinos, Inc. term loan 4.5196% 2/3/11 (a)	$ 200,000	$ 202,750
Marina District Finance Co., Inc. term loan 3.93% 10/14/11 (a)	4,000,000	4,040,000
Venetian Casino Resort LLC Tranche B, term loan 4.37% 6/15/11 (a)	900,000	912,375
		7,782,031
Healthcare - 11.3%
Advanced Medical Optics, Inc. term loan 4.59% 6/25/09 (a)	200,000	203,250
AMR HoldCo, Inc./ EmCare HoldCo, Inc. term loan 5.0621% 2/7/12 (a)	3,300,000	3,357,750
Community Health Systems, Inc. term loan 4.64% 8/19/11 (a)	3,995,000	4,014,975
HCA, Inc. term loan 3.67% 11/9/09 (a)	8,000,000	7,959,997
PacifiCare Health Systems, Inc. Tranche B, term loan 4.1618% 12/6/10 (a)	7,000,000	7,070,000
Select Medical Holdings Corp. Tranche B, term loan 4.63% 2/24/12 (a)	4,000,000	4,040,000
Vicar Operating, Inc. Tranche F, term loan 4.4375% 9/30/08 (a)	5,109,833	5,160,932
Warner Chilcott Corp. term loan 5.34% 1/18/12 (a)	4,000,000	4,045,000
		35,851,904
Homebuilding/Real Estate - 5.0%
CB Richard Ellis Services, Inc. term loan 4.5423% 3/31/10 (a)	1,477,364	1,488,444
General Growth Properties, Inc. Tranche B, term loan 4.84% 11/12/08 (a)	6,000,000	6,105,000
Lake Las Vegas LLC Tranche 1, term loan 5.3243% 11/1/09 (a)	4,011,892	4,072,070
LNR Property Corp. Tranche B, term loan 5.59% 2/3/08 (a)	4,000,000	4,065,000
		15,730,514
Hotels - 1.8%
Starwood Hotels & Resorts Worldwide, Inc. term loan 3.92% 10/9/06 (a)	5,666,667	5,659,583
Insurance - 1.6%
Marsh & McLennan Companies, Inc. term loan 3.8125% 12/31/06 (a)	5,000,000	5,012,500
Floating Rate Loans (b) - continued
	Principal Amount	Value
Metals/Mining - 1.4%
Murray Energy Corp. Tranche 1, term loan 5.9375% 1/28/10 (a)	$ 500,000	$ 507,500
Novelis, Inc. term loan 4.5% 1/7/12 (a)	4,000,000	4,065,000
		4,572,500
Paper - 3.8%
Georgia-Pacific Corp. term loan 3.7194% 7/2/09 (a)	1,000,000	1,000,000
Koch Cellulose LLC:
term loan 4.55% 5/7/11 (a)	2,397,055	2,439,003
Credit-Linked Deposit 4.59% 5/7/11 (a)	602,945	613,497
Smurfit Stone Container Enterprises, Inc.:
Credit-Linked Deposit 2.49% 11/1/10 (a)	655,111	665,068
Tranche B, term loan 4.6042% 11/1/11 (a)	5,234,327	5,313,889
Tranche C, term loan 4.5% 11/1/11 (a)	1,932,681	1,962,058
		11,993,515
Publishing/Printing - 4.4%
Advertising Directory Solutions, Inc. Tranche 1, term loan 4.72% 11/9/11 (a)	2,000,000	2,032,500
Dex Media West LLC/Dex Media West Finance Co. Tranche B, term loan 4.5344% 9/9/10 (a)	7,049,429	7,163,982
Liberty Group Operating, Inc. Tranche B, term loan 7% 2/28/12 (a)	200,000	202,750
R.H. Donnelley Corp. Tranche B2, term loan 4.2753% 6/30/11 (a)	4,319,795	4,389,991
		13,789,223
Railroad - 1.9%
Kansas City Southern Railway Co. Tranche B1, term loan 4.3485% 3/30/08 (a)	2,800,000	2,838,500
RailAmerica, Inc. term loan 4.875% 9/29/11 (a)	2,986,866	3,046,604
		5,885,104
Restaurants - 3.0%
Domino's, Inc. term loan 4.3125% 6/25/10 (a)	4,809,121	4,887,270
Jack in the Box, Inc. term loan 4.3612% 1/8/11 (a)	3,133,572	3,176,659
Landry's Seafood Restaurants, Inc. term loan 4.5293% 12/28/10 (a)	1,465,000	1,485,144
		9,549,073
Services - 5.2%
Coinstar, Inc. term loan 4.84% 7/1/11 (a)	831,411	843,882
DynCorp term loan 7.25% 2/11/11 (a)	2,000,000	2,027,500
Iron Mountain, Inc. Tranche R, term loan 4.3441% 4/2/11 (a)	3,986,667	4,006,600
Floating Rate Loans (b) - continued
	Principal Amount	Value
Services - continued
Knowledge Learning Corp. term loan 5.15% 1/7/12 (a)	$ 4,092,593	$ 4,123,287
United Rentals, Inc.:
term loan 4.92% 2/14/11 (a)	2,858,379	2,904,828
Tranche B, Credit-Linked Deposit 4.65% 2/14/11 (a)	575,996	585,356
Worldspan LP/WS Financing Corp. term loan 7.25% 2/11/10 (a)	2,000,000	2,012,500
		16,503,953
Shipping - 0.1%
Baker Tanks, Inc. term loan 5.4537% 1/30/11 (a)	250,000	253,125
Technology - 1.8%
Fairchild Semiconductor Corp. Tranche B3, term loan 4.6874% 12/31/10 (a)	2,070,687	2,091,394
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11 (a)	3,000,000	3,041,250
UGS Holdings, Inc. Tranche C, term loan 4.87% 3/31/12 (a)	500,000	507,500
		5,640,144
Telecommunications - 7.3%
Alaska Communications Systems Holding term loan 4.64% 2/1/12 (a)	7,100,000	7,179,875
Intelsat Ltd. term loan 4.4375% 7/28/11 (a)	3,252,806	3,301,599
New Skies Satellites BV term loan 5.6277% 5/2/11 (a)	2,420,609	2,447,841
NTELOS, Inc.:
term loan 7.62% 2/24/12 (a)	200,000	205,000
Tranche B, term loan 5.12% 8/24/11 (a)	1,000,000	1,011,250
Qwest Corp. Tranche A, term loan 7.39% 6/30/07 (a)	4,000,000	4,165,000
SpectraSite Communications, Inc. Tranche B, term loan 4.03% 5/19/12 (a)	2,000,000	2,022,500
Triton PCS, Inc. term loan 5.87% 11/18/09 (a)	2,000,000	2,035,000
Valor Telecommunications Enterprises LLC/Valor Finance Corp. Tranche B, term loan 5.9928% 2/14/12 (a)	800,000	805,000
		23,173,065
TOTAL FLOATING RATE LOANS (Cost $283,913,311)		285,053,828
Cash Equivalents - 23.3%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.64%, dated 2/28/05 due 3/1/05) (c) (Cost $73,620,000)	73,625,405	$ 73,620,000
TOTAL INVESTMENT PORTFOLIO - 118.0% (Cost $371,875,119)		372,996,556
NET OTHER ASSETS - (18.0)%		(56,865,168)
NET ASSETS - 100%		$ 316,131,388
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(c) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$73,620,000 due 3/1/05 at 2.64%
Bank of America, National Association	$ 5,730,511
Banc of America Securities LLC.	16,386,520
Barclays Capital Inc.	15,758,906
Countrywide Securities Corporation	1,289,365
Deutsche Bank Securities Inc.	716,314
Goldman Sachs & Co.	1,432,628
Morgan Stanley & Co. Incorporated.	12,248,968
UBS Securities LLC	20,056,788
$ 73,620,000
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $371,874,361. Net unrealized appreciation aggregated $1,122,195, of which $1,416,384 related to appreciated investment securities and $294,189 related to depreciated investment securities.

Quarterly Report

Fidelity High Income Central Investment Portfolio
Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 88.6%
	Principal Amount	Value
Aerospace - 0.7%
Orbital Sciences Corp. 9% 7/15/11	$ 2,930,000	$ 3,266,950
Primus International, Inc. 10.5% 4/15/09 (d)	3,735,000	3,921,750
		7,188,700
Air Transportation - 3.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	1,240,000	1,178,000
6.977% 11/23/22	621,129	577,650
7.324% 4/15/11	1,395,000	1,157,850
7.377% 5/23/19	4,450,430	2,981,788
7.379% 5/23/16	4,219,969	2,827,379
7.8% 4/1/08	4,165,000	3,769,325
10.18% 1/2/13	1,640,000	1,164,400
AMR Corp. 10.2% 3/15/20	25,000	16,250
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	129,374	97,031
7.9% 12/15/09	6,410,000	3,012,700
8.3% 12/15/29	10,085,000	3,731,450
9.5% 11/18/08 (d)	2,905,000	2,570,925
10% 8/15/08	2,255,000	1,240,250
Delta Air Lines, Inc. pass thru trust certificates:
7.379% 5/18/10	18,280	17,823
7.57% 11/18/10	1,190,000	1,134,807
7.711% 9/18/11	590,000	389,400
7.92% 5/18/12	2,830,000	1,782,900
Northwest Airlines Corp. 10% 2/1/09	3,010,000	2,197,300
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	479,952	441,556
7.068% 7/2/17	1,462,817	1,243,394
7.626% 4/1/10	881,950	732,018
7.67% 1/2/15	3,168,693	2,661,703
7.691% 4/1/17	84,331	69,151
7.95% 9/1/16	71,151	59,056
8.07% 1/2/15	840,619	546,402
		35,600,508
Nonconvertible Bonds - continued
	Principal Amount	Value
Automotive - 1.9%
Accuride Corp. 8.5% 2/1/15 (d)	$ 3,400,000	$ 3,502,000
Delco Remy International, Inc. 9.375% 4/15/12	4,685,000	4,497,600
Navistar International Corp.:
6.25% 3/1/12 (d)	2,460,000	2,484,600
7.5% 6/15/11	2,440,000	2,592,500
Tenneco Automotive, Inc.:
8.625% 11/15/14 (d)	1,845,000	1,960,313
10.25% 7/15/13	1,785,000	2,097,375
Visteon Corp.:
7% 3/10/14	1,930,000	1,782,838
8.25% 8/1/10	1,885,000	1,875,575
		20,792,801
Banks and Thrifts - 0.8%
Western Financial Bank 9.625% 5/15/12	8,060,000	9,107,800
Broadcasting - 0.5%
Gray Television, Inc. 9.25% 12/15/11	2,765,000	3,055,325
Paxson Communications Corp. 0% 1/15/09 (c)	1,975,000	1,920,688
		4,976,013
Building Materials - 2.0%
Goodman Global Holdings, Inc.:
5.76% 6/15/12 (d)(e)	2,920,000	3,007,600
7.875% 12/15/12 (d)	2,370,000	2,322,600
Maax Holdings, Inc. 0% 12/15/12 (c)(d)	5,865,000	3,694,950
Nortek, Inc. 8.5% 9/1/14	4,950,000	5,061,375
NTK Holdings, Inc. 0% 3/1/14 (c)(d)	3,720,000	2,297,100
Texas Industries, Inc. 10.25% 6/15/11	4,650,000	5,370,750
		21,754,375
Cable TV - 3.8%
Adelphia Communications Corp.:
7.875% 5/1/09 (b)	1,675,000	1,407,000
9.875% 3/1/07 (b)	2,660,000	2,314,200
10.25% 6/15/11 (b)	2,650,000	2,491,000
Cablevision Systems Corp.:
6.6688% 4/1/09 (d)(e)	2,870,000	3,185,700
8% 4/15/12 (d)	1,115,000	1,248,800
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/12 (c)	965,000	622,425
8.625% 4/1/09	1,795,000	1,489,850
9.92% 4/1/11	1,560,000	1,283,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
10% 5/15/11	$ 965,000	$ 796,125
CSC Holdings, Inc. 7.25% 7/15/08	315,000	336,263
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,325,000	1,492,281
EchoStar DBS Corp.:
5.75% 10/1/08	10,505,000	10,662,575
6.625% 10/1/14 (d)	1,645,000	1,688,264
GCI, Inc. 7.25% 2/15/14	5,225,000	5,303,375
Mediacom Broadband LLC/Mediacom Broadband Corp. 11% 7/15/13	960,000	1,063,200
Mediacom LLC/Mediacom Capital Corp. 7.875% 2/15/11	1,945,000	1,920,688
Telenet Group Holding NV 0% 6/15/14 (c)(d)	5,550,000	4,384,500
		41,689,346
Capital Goods - 3.9%
Amsted Industries, Inc. 10.25% 10/15/11 (d)	3,825,000	4,346,156
Anixter International, Inc. 5.95% 3/1/15	1,540,000	1,559,250
Dresser, Inc. 9.375% 4/15/11	4,465,000	4,822,200
Invensys PLC 9.875% 3/15/11 (d)	12,270,000	13,435,650
Leucadia National Corp. 7% 8/15/13	4,630,000	4,722,600
Park-Ohio Industries, Inc. 8.375% 11/15/14 (d)	2,170,000	2,148,300
Sensus Metering Systems, Inc. 8.625% 12/15/13	3,120,000	3,213,600
SPX Corp.:
6.25% 6/15/11	2,570,000	2,801,300
7.5% 1/1/13	4,350,000	4,850,250
		41,899,306
Chemicals - 3.6%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (d)	3,354,000	3,857,100
Borden US Finance Corp./Nova Scotia Finance ULC 7.41% 7/15/10 (d)(e)	2,740,000	2,835,900
Crystal US Holding 3LLC/Crystal US Sub 3Corp. Series B, 0% 10/1/14 (c)(d)	300,685	211,231
Equistar Chemicals LP 7.55% 2/15/26	3,685,000	3,703,425
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% 2/15/09	2,285,000	2,545,033
10.125% 9/1/08	2,515,000	2,885,963
Huntsman ICI Holdings LLC 0% 12/31/09	354,000	198,240
Huntsman International LLC 7.375% 1/1/15 (d)	2,970,000	3,118,500
Huntsman LLC 9.91% 7/15/11 (d)(e)	5,660,000	6,226,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - continued
Millennium America, Inc. 9.25% 6/15/08	$ 5,690,000	$ 6,344,350
NOVA Chemicals Corp.:
6.5% 1/15/12	4,035,000	4,246,838
7.4% 4/1/09	2,370,000	2,535,900
		38,708,480
Consumer Products - 0.6%
Church & Dwight Co., Inc. 6% 12/15/12 (d)	3,910,000	3,958,875
Jostens Holding Corp. 0% 12/1/13 (c)	3,135,000	2,257,200
Jostens IH Corp. 7.625% 10/1/12 (d)	530,000	545,900
		6,761,975
Containers - 2.3%
Anchor Glass Container Corp. 11% 2/15/13	1,825,000	1,870,625
Berry Plastics Corp. 10.75% 7/15/12	5,310,000	6,026,850
BWAY Corp. 10% 10/15/10	3,370,000	3,614,325
Crown Cork & Seal, Inc. 8% 4/15/23	139,000	139,000
Crown European Holdings SA:
9.5% 3/1/11	555,000	624,375
10.875% 3/1/13	2,480,000	2,938,800
Owens-Brockway Glass Container, Inc. 8.25% 5/15/13	2,090,000	2,288,550
Owens-Illinois, Inc.:
7.35% 5/15/08	4,100,000	4,325,500
7.5% 5/15/10	3,400,000	3,604,000
		25,432,025
Diversified Media - 0.7%
Corus Entertainment, Inc. 8.75% 3/1/12	3,270,000	3,588,825
LBI Media Holdings, Inc. 0% 10/15/13 (c)	1,330,000	977,550
LBI Media, Inc. 10.125% 7/15/12	2,310,000	2,610,300
		7,176,675
Electric Utilities - 5.0%
AES Corp.:
7.75% 3/1/14	1,700,000	1,874,250
8.75% 6/15/08	1,235,000	1,361,588
8.875% 2/15/11	1,784,000	2,035,990
9.375% 9/15/10	1,509,000	1,754,213
9.5% 6/1/09	3,426,000	3,922,770
AES Gener SA 7.5% 3/25/14	1,925,000	1,968,313
Chivor SA E.S.P. 9.75% 12/30/14 (d)	1,945,000	2,037,388
CMS Energy Corp.:
6.3% 2/1/12	3,460,000	3,524,875
7.5% 1/15/09	1,160,000	1,239,750
8.9% 7/15/08	2,770,000	3,078,163
Nonconvertible Bonds - continued
	Principal Amount	Value
Electric Utilities - continued
CMS Energy Corp.: - continued
9.875% 10/15/07	$ 4,495,000	$ 5,017,544
Mirant Americas Generation LLC:
8.5% 10/1/21	2,385,000	2,587,725
9.125% 5/1/31	2,370,000	2,630,700
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	4,090,000	4,274,050
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	595,000	648,550
Nevada Power Co. 6.5% 4/15/12	1,660,000	1,767,900
NRG Energy, Inc. 8% 12/15/13 (d)	4,692,000	5,155,335
Sierra Pacific Power Co. 6.25% 4/15/12	1,450,000	1,522,500
Sierra Pacific Resources 8.625% 3/15/14	1,920,000	2,121,600
TECO Energy, Inc.:
7% 5/1/12	1,675,000	1,846,688
7.2% 5/1/11	3,690,000	4,059,000
		54,428,892
Energy - 5.3%
Chesapeake Energy Corp.:
7.5% 6/15/14	520,000	574,600
7.75% 1/15/15	2,205,000	2,431,013
9% 8/15/12	525,000	597,844
El Paso Energy Corp. 7.75% 1/15/32	1,650,000	1,656,188
El Paso Production Holding Co. 7.75% 6/1/13	75,000	80,250
Hanover Compressor Co.:
0% 3/31/07	7,660,000	6,664,200
8.625% 12/15/10	2,990,000	3,236,675
Hilcorp Energy I LP/Hilcorp Finance Co. 10.5% 9/1/10 (d)	5,205,000	5,933,700
Newfield Exploration Co. 6.625% 9/1/14 (d)	3,670,000	3,917,725
Parker Drilling Co.:
7.15% 9/1/10 (e)	4,600,000	4,830,000
9.625% 10/1/13	1,225,000	1,393,438
Pride International, Inc. 7.375% 7/15/14	795,000	884,438
Range Resources Corp. 7.375% 7/15/13	5,235,000	5,627,625
Sonat, Inc.:
6.625% 2/1/08	3,330,000	3,375,788
7.625% 7/15/11	3,820,000	3,982,350
Stone Energy Corp. 6.75% 12/15/14 (d)	2,380,000	2,391,900
The Coastal Corp.:
6.375% 2/1/09	4,910,000	4,910,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
The Coastal Corp.: - continued
6.5% 6/1/08	$ 470,000	$ 475,288
7.75% 6/15/10	4,340,000	4,551,575
		57,514,597
Entertainment/Film - 0.3%
Cinemark, Inc. 0% 3/15/14 (c)	4,800,000	3,588,000
Environmental - 1.0%
Allied Waste North America, Inc.:
5.75% 2/15/11	3,085,000	2,899,900
6.375% 4/15/11	1,780,000	1,739,950
Browning-Ferris Industries, Inc. 6.375% 1/15/08	5,755,000	5,697,450
		10,337,300
Food and Drug Retail - 1.8%
Jean Coutu Group, Inc.:
7.625% 8/1/12	1,340,000	1,403,650
8.5% 8/1/14	3,565,000	3,627,388
Rite Aid Corp.:
6.875% 8/15/13	835,000	776,550
8.125% 5/1/10	800,000	832,000
9.25% 6/1/13	2,855,000	2,862,138
9.5% 2/15/11	1,615,000	1,744,200
Stater Brothers Holdings, Inc.:
5.99% 6/15/10 (e)	4,030,000	4,140,825
8.125% 6/15/12	3,440,000	3,577,600
		18,964,351
Food/Beverage/Tobacco - 2.1%
B&G Foods, Inc. 8% 10/1/11	1,900,000	2,030,625
Dole Food Co., Inc. 7.25% 6/15/10	3,125,000	3,242,188
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	3,730,000	3,916,500
Smithfield Foods, Inc.:
7% 8/1/11	3,180,000	3,418,500
7.625% 2/15/08	1,605,000	1,721,363
7.75% 5/15/13	75,000	83,813
8% 10/15/09	605,000	668,525
Swift & Co. 10.125% 10/1/09	3,250,000	3,672,500
UAP Holding Corp. 0% 7/15/12 (c)(d)	1,850,000	1,503,125
United Agriculture Products, Inc. 8.75% 12/15/11 (d)	2,266,000	2,458,610
		22,715,749
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - 3.7%
Mandalay Resort Group:
6.5% 7/31/09	$ 1,450,000	$ 1,515,250
9.375% 2/15/10	700,000	806,750
10.25% 8/1/07	2,485,000	2,795,625
MGM MIRAGE:
6% 10/1/09	6,360,000	6,511,368
8.5% 9/15/10	245,000	279,006
Mohegan Tribal Gaming Authority:
6.375% 7/15/09	6,185,000	6,363,128
8% 4/1/12	1,481,000	1,605,108
MTR Gaming Group, Inc. 9.75% 4/1/10	2,600,000	2,860,000
Penn National Gaming, Inc. 6.75% 3/1/15 (d)	1,660,000	1,693,200
Scientific Games Corp. 6.25% 12/15/12 (d)	2,660,000	2,739,800
Seneca Gaming Corp. 7.25% 5/1/12	3,945,000	4,117,594
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)(d)	1,250,000	787,500
9% 1/15/12 (d)	1,725,000	1,811,250
Wheeling Island Gaming, Inc. 10.125% 12/15/09	5,835,000	6,330,975
		40,216,554
Healthcare - 6.2%
AmerisourceBergen Corp. 7.25% 11/15/12	1,075,000	1,193,250
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15 (d)	1,870,000	1,963,500
CDRV Investors, Inc. 0% 1/1/15 (c)(d)	10,575,000	6,556,500
Concentra Operating Corp.:
9.125% 6/1/12	2,775,000	2,976,188
9.5% 8/15/10	2,110,000	2,284,075
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11 (d)	5,980,000	5,202,600
Fisher Scientific International, Inc. 8.125% 5/1/12	890,000	976,953
Genesis HealthCare Corp. 8% 10/15/13	3,385,000	3,706,575
HCA, Inc. 5.5% 12/1/09	5,010,000	5,009,850
Mayne Group Ltd. 5.875% 12/1/11 (d)	5,075,000	5,176,500
Omega Healthcare Investors, Inc.:
7% 4/1/14	3,690,000	3,800,700
7% 4/1/14 (d)	2,030,000	2,090,900
PerkinElmer, Inc. 8.875% 1/15/13	7,470,000	8,385,075
Psychiatric Solutions, Inc. 10.625% 6/15/13	3,070,000	3,553,525
Senior Housing Properties Trust 8.625% 1/15/12	4,490,000	5,129,825
Service Corp. International (SCI):
6.75% 4/1/16	965,000	979,475
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Service Corp. International (SCI): - continued
6.875% 10/1/07	$ 960,000	$ 1,004,400
7.7% 4/15/09	965,000	1,032,550
Tenet Healthcare Corp.:
6.375% 12/1/11	5,100,000	4,743,000
7.375% 2/1/13	950,000	902,500
		66,667,941
Homebuilding/Real Estate - 3.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)	2,830,000	2,872,450
8.125% 6/1/12	5,920,000	6,275,200
K. Hovnanian Enterprises, Inc.:
6% 1/15/10 (d)	790,000	805,800
6.25% 1/15/15 (d)	1,215,000	1,239,300
8.875% 4/1/12	3,840,000	4,262,400
KB Home 7.75% 2/1/10	6,055,000	6,478,850
Meritage Homes Corp. 6.25% 3/15/15 (d)	1,690,000	1,694,225
Standard Pacific Corp.:
5.125% 4/1/09	2,640,000	2,640,000
6.5% 10/1/08	390,000	409,500
6.875% 5/15/11	1,925,000	2,040,500
9.25% 4/15/12	845,000	997,100
Technical Olympic USA, Inc.:
7.5% 3/15/11	765,000	772,650
7.5% 1/15/15 (d)	2,145,000	2,102,100
9% 7/1/10	125,000	135,000
10.375% 7/1/12	100,000	112,500
WCI Communities, Inc. 7.875% 10/1/13	4,665,000	5,038,200
		37,875,775
Hotels - 0.9%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	3,630,000	3,956,700
Host Marriott LP 7.125% 11/1/13	1,830,000	1,939,800
La Quinta Properties, Inc. 7% 8/15/12	3,750,000	3,937,500
		9,834,000
Insurance - 0.4%
Crum & Forster Holdings Corp. 10.375% 6/15/13	3,495,000	3,993,038
Leisure - 0.7%
Town Sports International Holdings, Inc. 0% 2/1/14 (c)	2,690,000	1,513,125
Town Sports International, Inc. 9.625% 4/15/11	1,370,000	1,465,900
Nonconvertible Bonds - continued
	Principal Amount	Value
Leisure - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	$ 1,505,000	$ 1,762,656
Universal City Florida Holding Co. I/II 7.4925% 5/1/10 (d)(e)	3,170,000	3,320,575
		8,062,256
Metals/Mining - 2.2%
Century Aluminum Co. 7.5% 8/15/14 (d)	1,635,000	1,765,800
Compass Minerals International, Inc.:
0% 12/15/12 (c)	1,060,000	943,400
0% 6/1/13 (c)	9,175,000	7,615,250
Peabody Energy Corp. 6.875% 3/15/13	2,585,000	2,798,263
Vedanta Resources PLC 6.625% 2/22/10 (d)	4,225,000	4,272,531
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	6,295,000	6,468,113
		23,863,357
Paper - 1.1%
Georgia-Pacific Corp.:
8% 1/15/14	3,610,000	4,088,325
8.125% 5/15/11	50,000	57,688
8.875% 2/1/10	225,000	259,808
9.5% 12/1/11	2,475,000	3,081,375
Norske Skog Canada Ltd. 8.625% 6/15/11	3,755,000	4,036,625
		11,523,821
Publishing/Printing - 1.0%
Houghton Mifflin Co. 9.875% 2/1/13	3,880,000	4,093,400
The Reader's Digest Association, Inc. 6.5% 3/1/11	6,610,000	6,923,975
		11,017,375
Railroad - 1.3%
Kansas City Southern Railway Co.:
7.5% 6/15/09	4,075,000	4,319,500
9.5% 10/1/08	220,000	244,750
TFM SA de CV yankee:
10.25% 6/15/07	1,310,000	1,401,700
11.75% 6/15/09	8,030,000	8,086,210
		14,052,160
Restaurants - 0.7%
Friendly Ice Cream Corp. 8.375% 6/15/12	3,790,000	3,657,350
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)	3,450,000	3,458,625
		7,115,975
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - 1.1%
Iron Mountain, Inc.:
6.625% 1/1/16	$ 1,900,000	$ 1,776,500
7.75% 1/15/15	400,000	408,000
8.625% 4/1/13	3,765,000	3,972,075
Rural/Metro Corp.:
0% 3/15/16 (c)(d)	3,610,000	1,938,534
9.875% 3/15/15 (d)	820,000	820,000
Worldspan LP/WS Financing Corp. 9.0244% 2/15/11 (d)(e)	3,900,000	3,851,250
		12,766,359
Shipping - 4.8%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15 (d)	780,000	819,000
General Maritime Corp. 10% 3/15/13	9,940,000	11,406,150
OMI Corp. 7.625% 12/1/13	7,645,000	8,027,250
Overseas Shipholding Group, Inc. 8.25% 3/15/13	890,000	987,900
Ship Finance International Ltd. 8.5% 12/15/13	17,800,000	17,977,973
Teekay Shipping Corp. 8.875% 7/15/11	10,780,000	12,397,000
		51,615,273
Steels - 1.6%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,475,000	3,839,875
CSN Islands VII Corp. 10.75% 9/12/08 (d)	3,090,000	3,526,463
CSN Islands VIII Corp. 9.75% 12/16/13 (d)	385,000	419,650
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	6,015,000	6,910,032
Ryerson Tull, Inc. 8.25% 12/15/11 (d)	2,955,000	2,955,000
		17,651,020
Super Retail - 3.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,570,000	1,609,250
9% 6/15/12	5,420,000	5,826,500
Buhrmann US, Inc. 7.875% 3/1/15 (d)	1,720,000	1,750,100
NBC Acquisition Corp. 0% 3/15/13 (c)	6,590,000	4,711,850
Nebraska Book Co., Inc. 8.625% 3/15/12	4,490,000	4,501,225
Saks, Inc.:
7.5% 12/1/10	3,605,000	3,870,869
8.25% 11/15/08	785,000	866,444
9.875% 10/1/11	3,235,000	3,902,219
Sonic Automotive, Inc. 8.625% 8/15/13	5,550,000	6,007,875
		33,046,332
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 6.1%
Advanced Micro Devices, Inc. 7.75% 11/1/12 (d)	$ 3,155,000	$ 3,225,988
Amkor Technology, Inc. 10.5% 5/1/09	1,055,000	1,002,250
Celestica, Inc. 7.875% 7/1/11	9,430,000	9,901,500
Flextronics International Ltd.:
6.25% 11/15/14	4,710,000	4,710,000
6.5% 5/15/13	2,165,000	2,229,950
Freescale Semiconductor, Inc.:
6.875% 7/15/11	3,485,000	3,728,950
7.125% 7/15/14	395,000	430,550
Lucent Technologies, Inc.:
6.45% 3/15/29	2,075,000	1,973,844
6.5% 1/15/28	1,050,000	992,250
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
5.78% 12/15/11 (d)(e)	2,810,000	2,887,275
8% 12/15/14 (d)	540,000	571,050
Micron Technology, Inc. 6.5% 9/30/05 (f)	11,761,905	11,732,500
Sanmina-SCI Corp.:
6.75% 3/1/13 (d)	2,910,000	2,924,550
10.375% 1/15/10	1,950,000	2,223,000
Xerox Capital Trust I 8% 2/1/27	4,980,000	5,229,000
Xerox Corp.:
6.875% 8/15/11	4,610,000	4,926,938
7.125% 6/15/10	5,235,000	5,627,625
7.2% 4/1/16	560,000	607,600
9.75% 1/15/09	920,000	1,062,600
		65,987,420
Telecommunications - 9.6%
American Tower Corp. 7.125% 10/15/12	3,585,000	3,701,513
Empresa Brasileira de Telecomm SA 11% 12/15/08	3,220,000	3,707,025
Intelsat Ltd.:
5.25% 11/1/08	975,000	914,063
6.5% 11/1/13	1,995,000	1,688,269
7.625% 4/15/12	1,165,000	1,074,713
7.7938% 1/15/12 (d)(e)	4,830,000	4,962,825
Millicom International Cellular SA 10% 12/1/13 (d)	8,805,000	9,289,275
Mobile Telesystems Finance SA 8% 1/28/12 (d)	3,980,000	4,041,137
New Skies Satellites BV 7.4375% 11/1/11 (d)(e)	1,755,000	1,833,975
Nextel Communications, Inc.:
5.95% 3/15/14	2,880,000	2,977,488
6.875% 10/31/13	4,970,000	5,367,600
PanAmSat Corp. 9% 8/15/14	4,630,000	5,081,425
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Qwest Capital Funding, Inc.:
7% 8/3/09	$ 5,440,000	$ 5,304,000
7.25% 2/15/11	6,745,000	6,626,963
7.75% 2/15/31	1,350,000	1,242,000
7.9% 8/15/10	4,495,000	4,517,475
Qwest Communications International, Inc. 7.5% 2/15/11 (d)	210,000	214,725
Qwest Corp.:
7.875% 9/1/11 (d)	2,575,000	2,800,313
9.125% 3/15/12 (d)	85,000	98,388
Rogers Communications, Inc.:
7.25% 12/15/12	3,670,000	3,972,775
8% 12/15/12	4,020,000	4,341,600
9.625% 5/1/11	3,350,000	3,953,000
SBA Communications Corp. 8.5% 12/1/12 (d)	5,335,000	5,761,800
Time Warner Telecom Holdings, Inc. 6.7944% 2/15/11 (e)	195,000	202,313
Time Warner Telecom LLC/Time Warner Telecom, Inc. 9.75% 7/15/08	985,000	1,002,238
Time Warner Telecom, Inc. 10.125% 2/1/11	1,310,000	1,342,750
U.S. West Capital Funding, Inc. 6.375% 7/15/08	5,547,000	5,394,458
U.S. West Communications:
6.875% 9/15/33	3,960,000	3,623,400
7.2% 11/10/26	1,805,000	1,757,619
7.25% 9/15/25	955,000	969,325
7.5% 6/15/23	2,415,000	2,384,813
Valor Telecommunications Enterprises LLC/Valor Finance Corp. 7.75% 2/15/15 (d)	3,890,000	4,035,875
		104,185,138
Textiles & Apparel - 1.0%
Levi Strauss & Co.:
9.75% 1/15/15 (d)	5,135,000	5,404,588
12.25% 12/15/12	4,930,000	5,669,500
		11,074,088
TOTAL NONCONVERTIBLE BONDS (Cost $911,613,625)		959,184,775
Commercial Mortgage Securities - 0.1%
	Principal Amount	Value
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.0954% 8/1/24 (d)(e)	$ 1,353,266	$ 1,177,342
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class E, 0% 4/15/19 (b)(d)(e)	1,687,966	2
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $2,619,745)		1,177,344
Common Stocks - 0.1%
	Shares
Automotive - 0.0%
Exide Technologies warrants 3/18/06 (a)	16	0
Cable TV - 0.0%
Ono Finance PLC rights 5/31/09 (a)(d)	2,050	1,025
Healthcare - 0.0%
Fountain View, Inc. (f)	1,364	22,861
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (f)	144,445	1,495,006
TOTAL COMMON STOCKS (Cost $5,931,943)		1,518,892
Floating Rate Loans - 6.6%
	Principal Amount
Air Transportation - 0.1%
American Airlines, Inc. term loan 8.1052% 12/17/10 (e)	$ 1,600,000	1,634,000
Electric Utilities - 1.5%
Astoria Energy LLC term loan:
7.1882% 4/15/12 (e)	5,890,000	6,007,800
11.31% 4/15/12 (e)	2,880,000	2,952,000
Riverside Energy Center LLC:
term loan 6.98% 6/24/11 (e)	6,330,259	6,456,864
Credit-Linked Deposit 6.98% 6/24/11 (e)	288,859	293,192
		15,709,856
Energy - 1.4%
El Paso Corp.:
Credit-Linked Deposit 5.25% 11/22/09 (e)	5,120,700	5,197,511
term loan 5.4375% 11/22/09 (e)	3,858,902	3,926,433
Headwaters, Inc.:
Tranche 2, term loan 8.08% 9/8/12 (e)	2,300,000	2,386,250
Floating Rate Loans - continued
	Principal Amount	Value
Energy - continued
Headwaters, Inc.: - continued
Tranche B1, term loan 6.3077% 4/30/11 (e)	$ 3,272,656	$ 3,309,474
Magellan Midstream Holdings LP term loan 5.09% 12/10/11 (e)	807,358	820,477
		15,640,145
Homebuilding/Real Estate - 2.0%
General Growth Properties, Inc.:
Tranche A, term loan 4.84% 11/12/07 (e)	6,073,622	6,134,358
Tranche B, term loan 4.84% 11/12/08 (e)	6,100,000	6,206,750
LNR Property Corp.:
Tranche A, term loan 7.09% 2/3/08 (e)	2,150,000	2,171,500
Tranche B, term loan:
5.59% 2/3/08 (e)	4,400,000	4,471,500
7.84% 2/3/08 (e)	2,200,000	2,233,000
		21,217,108
Hotels - 0.6%
Wyndham International, Inc. term loan 7.375% 6/30/06 (e)	6,443,789	6,459,898
Services - 0.3%
Knowledge Learning Corp. term loan 5.15% 1/7/12 (e)	3,300,000	3,324,750
Technology - 0.5%
ON Semiconductor Corp. Tranche G, term loan 5.5625% 12/15/11 (e)	5,400,000	5,474,250
Telecommunications - 0.2%
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (e)	1,700,000	1,761,625
TOTAL FLOATING RATE LOANS (Cost $70,047,163)		71,221,632
Cash Equivalents - 2.6%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.64%, dated 2/28/05 due 3/1/05) (Cost $27,850,000)	$ 27,852,045	$ 27,850,000
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,018,062,476)		1,060,952,643
NET OTHER ASSETS - 2.0%		21,744,229
NET ASSETS - 100%		$ 1,082,696,872
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $219,170,483 or 20.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,250,367 or 1.2% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
Fountain View, Inc.	8/19/03 - 1/27/04	$ 13
Micron Technology, Inc. 6.5% 9/30/05	7/15/99 - 9/12/02	$ 9,709,464
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $1,012,336,223. Net unrealized appreciation aggregated $48,616,420, of which $60,585,839 related to appreciated investment securities and $11,969,419 related to depreciated investment securities.

Quarterly Report

Fidelity Tactical Income Central Investment Portfolio
Investments February 28, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.7%
DaimlerChrysler NA Holding Corp.:
4.75% 1/15/08	$ 15,080,000	$ 15,200,730
7.2% 9/1/09	2,550,000	2,799,094
7.75% 1/18/11	2,935,000	3,336,693
		21,336,517
Automobiles - 1.1%
Ford Motor Co.:
6.625% 10/1/28	1,115,000	1,013,446
7.45% 7/16/31	16,780,000	16,179,226
General Motors Corp.:
8.25% 7/15/23	13,340,000	13,115,461
8.375% 7/15/33	5,090,000	4,999,963
		35,308,096
Media - 0.8%
Continental Cablevision, Inc. 9% 9/1/08	3,850,000	4,406,460
Cox Communications, Inc. 7.125% 10/1/12	4,325,000	4,827,513
Liberty Media Corp. 8.25% 2/1/30	8,580,000	9,760,771
News America, Inc. 6.2% 12/15/34 (b)	7,700,000	7,941,826
		26,936,570
TOTAL CONSUMER DISCRETIONARY		83,581,183
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
ConAgra Foods, Inc. 6.75% 9/15/11	3,000,000	3,345,417
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Petronas Capital Ltd. 7% 5/22/12 (b)	3,950,000	4,446,598
Oil & Gas - 1.5%
Amerada Hess Corp.:
6.65% 8/15/11	2,770,000	3,032,549
7.125% 3/15/33	2,030,000	2,334,936
7.375% 10/1/09	2,459,000	2,735,529
Canadian Oil Sands Ltd. 4.8% 8/10/09 (b)	5,220,000	5,220,867
Enterprise Products Operating LP:
4% 10/15/07 (b)	3,815,000	3,780,978
4.625% 10/15/09 (b)	1,390,000	1,384,501
5.6% 10/15/14 (b)	980,000	1,001,854
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil & Gas - continued
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (b)	$ 6,745,000	$ 7,896,149
The Coastal Corp.:
7.75% 10/15/35	1,990,000	1,990,000
9.625% 5/15/12	7,730,000	8,812,200
Williams Companies, Inc.:
7.125% 9/1/11	4,390,000	4,829,000
7.5% 1/15/31	3,670,000	4,156,275
		47,174,838
TOTAL ENERGY		51,621,436
FINANCIALS - 8.9%
Capital Markets - 0.7%
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	4,370,000	4,214,061
4.25% 9/4/12 (f)	4,285,000	4,262,405
Merrill Lynch & Co., Inc.:
4.25% 2/8/10	4,590,000	4,533,079
5% 1/15/15	4,800,000	4,748,203
Morgan Stanley 4.75% 4/1/14	4,800,000	4,673,179
		22,430,927
Commercial Banks - 1.8%
Bank of America Corp.:
7.4% 1/15/11	10,286,000	11,757,309
7.8% 2/15/10	14,984,000	17,162,599
Banponce Corp. 6.75% 12/15/05	3,570,000	3,643,217
Export-Import Bank of Korea:
4.125% 2/10/09 (b)	1,485,000	1,459,042
5.25% 2/10/14 (b)	2,560,000	2,585,544
Korea Development Bank:
3.875% 3/2/09	7,700,000	7,494,156
4.75% 7/20/09	3,520,000	3,534,323
Wachovia Bank NA 4.875% 2/1/15	11,000,000	10,917,610
		58,553,800
Consumer Finance - 1.3%
Capital One Bank:
4.875% 5/15/08	1,800,000	1,826,404
6.5% 6/13/13	4,545,000	4,939,170
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank: - continued
8.25% 6/15/05	$ 6,200,000	$ 6,285,095
Capital One Financial Corp. 4.8% 2/21/12	1,900,000	1,867,060
General Electric Capital Corp. 3.5% 5/1/08	500,000	490,046
Household Finance Corp.:
4.125% 11/16/09	7,450,000	7,328,394
5.875% 2/1/09	730,000	768,270
6.375% 11/27/12	4,570,000	4,992,602
Household International, Inc. 8.875% 2/15/08	8,550,000	8,943,360
HSBC Finance Corp. 6.75% 5/15/11	1,575,000	1,738,061
MBNA Corp. 6.25% 1/17/07	3,670,000	3,809,941
		42,988,403
Diversified Financial Services - 1.1%
J.P. Morgan Chase & Co. 6.75% 2/1/11	29,515,000	32,680,838
Prime Property Funding II 6.25% 5/15/07 (b)	4,795,000	4,998,802
		37,679,640
Insurance - 1.3%
Axis Capital Holdings Ltd. 5.75% 12/1/14	3,225,000	3,263,290
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	9,734,000	10,548,979
Oil Insurance Ltd. 5.15% 8/15/33 (b)(f)	3,625,000	3,614,150
Principal Life Global Funding I 5.125% 6/28/07 (b)	18,600,000	18,941,570
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(f)	3,285,000	3,282,119
The Chubb Corp. 6.15% 8/15/05	3,184,000	3,220,772
		42,870,880
Real Estate - 1.5%
CarrAmerica Realty Corp. 5.25% 11/30/07	4,275,000	4,348,226
CenterPoint Properties Trust:
4.75% 8/1/10	2,950,000	2,926,161
5.25% 7/15/11	5,000,000	5,008,140
EOP Operating LP:
4.65% 10/1/10	2,375,000	2,350,542
6.763% 6/15/07	10,075,000	10,585,208
7.75% 11/15/07	9,645,000	10,465,317
Gables Realty LP 5.75% 7/15/07	1,450,000	1,487,999
Mack-Cali Realty LP 7.25% 3/15/09	2,800,000	3,039,042
Simon Property Group LP 4.875% 8/15/10	7,325,000	7,345,437
		47,556,072
Thrifts & Mortgage Finance - 1.2%
Abbey National PLC 6.69% 10/17/05	5,000,000	5,101,385
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc. 4% 3/22/11	$ 3,500,000	$ 3,345,682
Independence Community Bank Corp. 3.75% 4/1/14 (f)	2,870,000	2,730,397
Washington Mutual Bank 5.125% 1/15/15	6,600,000	6,570,709
Washington Mutual, Inc.:
2.4% 11/3/05	7,355,000	7,303,464
4.625% 4/1/14	13,600,000	13,029,793
		38,081,430
TOTAL FINANCIALS		290,161,152
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (b)	1,900,000	1,676,750
7.45% 5/1/34 (b)	7,300,000	6,314,500
		7,991,250
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 6.978% 10/1/12	1,073,936	1,100,106
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	9,130,000	8,706,544
		9,806,650
TOTAL INDUSTRIALS		17,797,900
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
NCR Corp. 7.125% 6/15/09	1,660,000	1,800,982
MATERIALS - 0.7%
Chemicals - 0.2%
Lubrizol Corp.:
4.625% 10/1/09	2,545,000	2,537,126
5.5% 10/1/14	1,185,000	1,209,704
6.5% 10/1/34	2,145,000	2,298,734
		6,045,564
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (b)	2,620,000	2,855,858
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Paper & Forest Products - 0.4%
Boise Cascade Corp. 7.68% 3/29/06	$ 9,125,000	$ 9,467,188
International Paper Co.:
4.25% 1/15/09	1,075,000	1,069,311
5.5% 1/15/14	2,710,000	2,803,953
		13,340,452
TOTAL MATERIALS		22,241,874
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.4%
BellSouth Corp. 6.55% 6/15/34	5,800,000	6,376,398
British Telecommunications PLC 8.875% 12/15/30	5,575,000	7,620,178
Deutsche Telekom International Finance BV 8.75% 6/15/30	11,150,000	15,027,067
France Telecom SA 8.5% 3/1/11	2,455,000	2,864,798
KT Corp. 5.875% 6/24/14 (b)	3,275,000	3,443,856
SBC Communications, Inc. 4.125% 9/15/09	7,445,000	7,318,085
Sprint Capital Corp. 8.375% 3/15/12	2,350,000	2,812,461
Telecom Italia Capital:
4% 11/15/08	3,175,000	3,120,742
4% 1/15/10 (b)	2,565,000	2,487,039
5.25% 11/15/13	2,500,000	2,520,818
TELUS Corp. yankee 8% 6/1/11	13,415,000	15,668,277
Verizon Global Funding Corp. 7.25% 12/1/10	7,758,000	8,753,460
		78,013,179
Wireless Telecommunication Services - 0.2%
AT&T Wireless Services, Inc. 7.875% 3/1/11	4,850,000	5,627,402
TOTAL TELECOMMUNICATION SERVICES		83,640,581
UTILITIES - 1.3%
Electric Utilities - 0.9%
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,809,635
6.25% 2/15/13	4,500,000	4,835,277
Exelon Generation Co. LLC 5.35% 1/15/14	10,500,000	10,692,938
Monongahela Power Co. 5% 10/1/06	3,890,000	3,930,977
Progress Energy, Inc. 7.1% 3/1/11	7,470,000	8,343,870
		30,612,697
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	$ 1,130,000	$ 1,306,023
Multi-Utilities & Unregulated Power - 0.3%
Dominion Resources, Inc. 8.125% 6/15/10	1,380,000	1,603,963
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,235,000	3,251,900
5.875% 10/1/12	4,430,000	4,660,683
		9,516,546
TOTAL UTILITIES		41,435,266
TOTAL NONCONVERTIBLE BONDS (Cost $578,833,837)		595,625,791
U.S. Government and Government Agency Obligations - 21.0%

U.S. Government Agency Obligations - 14.1%
Fannie Mae:
2.5% 6/15/06	100,574,000	99,253,061
3.25% 8/15/08	1,035,000	1,007,490
6.25% 2/1/11	68,700,000	74,240,037
7.25% 1/15/10	30,000,000	33,846,630
Financing Corp. - coupon STRIPS:
0% 8/8/05	5,482,000	5,409,161
0% 11/30/05	1,666,000	1,625,160
Freddie Mac:
2.375% 2/15/07	10,890,000	10,612,305
2.7% 3/16/07	26,750,000	26,199,886
2.85% 2/23/07	22,000,000	21,619,444
3.625% 9/15/08	70,000,000	68,988,150
4.5% 1/15/14	4,000,000	3,970,496
5.25% 11/5/12	51,240,000	51,491,435
5.875% 3/21/11	45,055,000	47,900,719
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	1,133,984	1,188,653
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	$ 10,090,000	$ 10,259,068
7.63% 8/1/14	1,000,000	1,017,400
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		458,629,095
U.S. Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25	47,455,900	50,751,855
3.375% 4/15/32	45,356,175	59,928,618
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		110,680,473
U.S. Treasury Obligations - 3.5%
U.S. Treasury Bonds 8% 11/15/21	84,150,000	115,696,404
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $684,521,593)		685,005,972
U.S. Government Agency - Mortgage Securities - 25.8%

Fannie Mae - 23.6%
3.737% 1/1/35 (f)	916,546	910,818
3.827% 12/1/34 (f)	194,662	194,024
3.83% 1/1/35 (f)	649,052	645,806
3.836% 6/1/33 (f)	464,855	462,514
3.84% 1/1/35 (f)	1,741,206	1,725,920
3.913% 12/1/34 (f)	573,276	571,754
3.941% 10/1/34 (f)	840,263	847,502
3.98% 1/1/35 (f)	838,158	836,849
3.992% 12/1/34 (f)	756,468	762,896
4% 6/1/18 to 9/1/19	64,368,485	62,338,416
4% 1/1/35 (f)	523,237	523,728
4.017% 12/1/34 (f)	4,192,449	4,224,960
4.021% 12/1/34 (f)	624,892	625,380
4.023% 2/1/35 (f)	525,000	524,344
4.029% 1/1/35 (f)	274,995	274,652
4.036% 12/1/34 (f)	414,907	418,628
4.048% 1/1/35 (f)	549,236	548,236
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.052% 2/1/35 (f)	$ 546,909	$ 546,524
4.072% 12/1/34 (f)	1,099,251	1,118,488
4.104% 1/1/35 (f)	1,186,755	1,193,221
4.118% 1/1/35 (f)	1,207,367	1,207,367
4.118% 2/1/35 (f)	374,996	376,402
4.12% 2/1/35 (f)	1,017,909	1,018,347
4.127% 1/1/35 (f)	1,187,269	1,187,708
4.128% 2/1/35 (f)	2,119,573	2,120,273
4.145% 2/1/35 (f)	1,299,953	1,306,532
4.151% 1/1/35 (f)	1,987,604	1,989,517
4.173% 11/1/34 (f)	1,063,927	1,083,743
4.186% 11/1/34 (f)	337,813	343,104
4.197% 1/1/35 (f)	974,972	977,410
4.2% 1/1/35 (f)	2,353,277	2,375,691
4.324% 12/1/34 (f)	399,935	403,086
4.484% 10/1/34 (f)	3,675,094	3,720,477
4.5% 5/1/18 to 10/1/33	168,173,854	163,834,271
4.551% 8/1/34 (f)	1,406,509	1,432,882
5% 2/1/18 to 10/1/34	174,883,214	173,955,356
5.5% 2/1/11 to 10/1/34	169,305,490	171,593,120
6% 1/1/09 to 1/1/34	24,209,530	25,052,381
6.5% 12/1/10 to 5/1/34 (d)	75,383,420	78,663,375
6.5% 3/1/35 (c)	18,289,984	19,073,024
7% 11/1/05 to 2/1/33	25,839,735	27,254,818
7.5% 10/1/09 to 11/1/31	9,139,064	9,791,363
8% 6/1/10 to 6/1/29	9,744	10,171
11.5% 11/1/15	51,972	58,349
TOTAL FANNIE MAE		768,123,427
Freddie Mac - 0.3%
4.232% 1/1/35 (f)	1,045,000	1,045,531
4.364% 1/1/35 (f)	2,325,000	2,330,813
5% 11/1/33	729,954	722,262
5.013% 8/1/33 (f)	446,458	454,633
6% 10/1/23 to 9/1/25	2,151,515	2,222,144
7.5% 11/1/16 to 6/1/32	4,353,109	4,669,352
8% 7/1/25 to 10/1/27	131,761	142,067
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 2/1/19 to 8/1/22	$ 20,287	$ 22,252
12% 11/1/19	20,638	22,929
TOTAL FREDDIE MAC		11,631,983
Government National Mortgage Association - 1.9%
6% 6/15/08 to 12/15/10	3,703,659	3,852,970
6.5% 12/15/07 to 12/15/32	24,538,784	25,790,999
6.5% 3/1/35 (c)	894,513	939,798
7% 6/15/24 to 12/15/33	22,041,723	23,359,384
7.5% 3/15/22 to 8/15/28	5,209,987	5,613,469
8% 4/15/24 to 12/15/25	344,678	373,937
8.5% 8/15/29 to 11/15/31	872,222	950,464
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		60,881,021
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $832,089,582)		840,636,431
Asset-Backed Securities - 6.1%

Accredited Mortgage Loan Trust Series 2003-2 Class A1, 4.23% 10/25/33	3,896,795	3,812,124
ACE Securities Corp. Series 2004-OP1:
Class M1, 3.17% 4/25/34 (f)	2,390,000	2,392,488
Class M2, 3.7% 4/25/34 (f)	3,375,000	3,381,190
AmeriCredit Automobile Receivables Trust:
Series 2003-AM Class A4B, 3.06% 11/6/09 (f)	3,425,000	3,442,802
Series 2003-BX Class A4B, 2.97% 1/6/10 (f)	2,220,000	2,230,672
Ameriquest Mortgage Securities, Inc.:
Series 2002-AR1 Class M2, 3.95% 9/25/32 (f)	970,000	971,792
Series 2003-3 Class M1, 3.45% 3/25/33 (f)	4,050,000	4,076,578
Amortizing Residential Collateral Trust Series 2002-BC7 Class M1, 3.45% 10/25/32 (f)	18,293,000	18,470,223
Argent Securities, Inc. Series 2003-W3 Class M2, 4.45% 9/25/33 (f)	5,400,000	5,579,561
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2:
Class A2, 2.97% 4/15/33 (f)	2,076,601	2,078,733
Class M1, 3.49% 4/15/33 (f)	4,770,000	4,806,623
Bayview Financial Asset Trust Series 2000-F Class A, 3.17% 9/28/43 (f)	9,136,525	9,150,822
Asset-Backed Securities - continued
	Principal Amount	Value
Capital Auto Receivables Asset Trust Series 2004-2 Class A2, 3.35% 2/15/08	$ 4,890,000	$ 4,837,315
Capital One Auto Finance Trust Series 2003-A Class A4B, 2.87% 1/15/10 (f)	6,505,000	6,528,638
Capital One Master Trust Series 2002-3A Class B, 4.55% 2/15/08	19,600,000	19,644,210
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.27% 7/15/08 (f)	6,380,000	6,391,533
Series 2003-B1 Class B1, 3.76% 2/17/09 (f)	7,735,000	7,818,253
Series 2003-B2 Class B2, 3.5% 2/17/09	4,070,000	4,056,149
Capital One Prime Auto Receivable Trust Series 2004-3 Class A3, 3.39% 1/15/09	4,855,000	4,809,674
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 4.55% 10/25/33 (f)	1,774,982	1,834,830
Chase Credit Card Master Trust Series 2003-6 Class B, 2.94% 2/15/11 (f)	4,870,000	4,911,504
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.08% 5/25/33 (f)	3,271,711	3,279,361
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (b)	4,725,000	4,926,395
Fieldstone Mortgage Investment Corp. Series 2004-2 Class M2, 3.8% 7/25/34 (f)	5,110,000	5,109,982
First USA Secured Note Trust Series 2001-3 Class C, 3.6494% 11/19/08 (b)(f)	6,360,000	6,404,718
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.02% 1/25/35 (f)	900,000	900,000
Class M2, 3.05% 1/25/35 (f)	1,300,000	1,300,000
Class M3, 3.08% 1/25/35 (f)	700,000	700,000
Home Equity Asset Trust:
Series 2003-2:
Class A2, 3.03% 8/25/33 (f)	397,126	398,635
Class M1, 3.53% 8/25/33 (f)	1,780,000	1,802,599
Series 2003-4:
Class M1, 3.45% 10/25/33 (f)	215,000	217,073
Class M2, 4.55% 10/25/33 (f)	255,000	258,813
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (b)	146,268	146,268
Household Private Label Credit Card Master Note Trust I Series 2002-3 Class B, 3.84% 9/15/09 (f)	4,865,000	4,893,187
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 3.4% 7/25/33 (f)	5,250,000	5,299,796
Class M2, 4.5% 7/25/33 (f)	2,685,000	2,746,424
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 2.965% 10/15/08 (f)	3,400,000	3,407,378
Asset-Backed Securities - continued
	Principal Amount	Value
MBNA Credit Card Master Note Trust: - continued
Series 2001-B2 Class B2, 2.95% 1/15/09 (f)	$ 3,400,000	$ 3,411,634
Series 2002-B2 Class B2, 2.97% 10/15/09 (f)	3,400,000	3,418,231
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 3.75% 12/27/32 (f)	1,010,000	1,024,437
Series 2003-HE1 Class M2, 4.55% 5/25/33 (f)	3,165,000	3,206,305
Series 2003-NC6 Class M2, 4.6% 6/27/33 (f)	8,680,000	8,922,954
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M2, 4.05% 2/25/32 (f)	725,000	733,117
Series 2002-NC3 Class M1, 3.37% 8/25/32 (f)	765,500	773,665
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	5,150,000	2,768,125
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	660,790
New Century Home Equity Loan Trust Series 2003-2 Class A2, 3.08% 1/25/33 (f)	1,048,110	1,049,317
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	2,265,000	2,253,888
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	2,534,332	2,512,973
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (b)	2,203,159	2,141,471
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	2,500,000	2,544,759
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.01% 2/25/34 (f)	698,890	698,889
TOTAL ASSET-BACKED SECURITIES (Cost $197,760,158)		199,136,898
Collateralized Mortgage Obligations - 6.2%

Private Sponsor - 2.1%
Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 3.05% 1/25/34 (f)	3,970,556	3,977,071
Series 2005-1 Class 5A2, 2.98% 5/25/35 (f)	4,268,822	4,270,197
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8388% 1/25/35 (f)	9,850,807	9,850,807
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 3.2458% 4/15/13 (b)(f)	2,150,000	2,156,207
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	899,233	913,284
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 3.04% 3/25/28 (f)	7,269,202	7,310,763
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc.: - continued
Series 2004-G Class A2, 3.07% 11/25/29 (f)	$ 2,993,169	$ 2,993,169
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	28,254,761	391,987
Series 2003-G Class XA1, 1% 1/25/29 (h)	25,065,360	364,445
Series 2003-H Class XA1, 1% 1/25/29 (b)(h)	22,197,564	327,858
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	3,138,813	3,198,489
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-CB1:
Class B3, 4.04% 6/10/35 (b)(f)	1,730,214	1,759,541
Class B4, 4.24% 6/10/35 (b)(f)	1,545,529	1,571,490
Class B5, 4.84% 6/10/35 (b)(f)	1,049,793	1,071,836
Class B6, 5.34% 6/10/35 (b)(f)	631,820	646,858
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (b)(h)	93,188,693	790,343
Sequoia Mortgage Trust floater Series 2004-12 Class 1A2, 3% 1/20/35 (f)	12,209,405	12,222,195
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	796,444	828,850
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 2A2, 4.57% 3/25/35	15,390,000	15,301,791
TOTAL PRIVATE SPONSOR		69,947,181
U.S. Government Agency - 4.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,275,000	10,768,016
Series 1999-57 Class PH, 6.5% 12/25/29	8,478,000	8,842,818
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	753,944	765,844
Series 2002-64 Class PC, 5.5% 12/25/26	4,789,906	4,827,873
Series 2004-80 Class LD, 4% 1/25/19	1,904,000	1,822,854
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2498 Class PD, 5.5% 2/15/16	2,310,000	2,354,674
Series 2543 CLass PM, 5.5% 8/15/18	5,350,000	5,427,141
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,284,584
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,800,045
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2773:
Class ED, 4.5% 8/15/17	$ 16,863,000	$ 16,594,325
Class EG, 4.5% 4/15/19	13,500,000	12,947,465
Series 2775 Class OC, 4.5% 12/15/15	20,429,000	20,254,933
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,309,384
Series 2866 Class XE, 4% 12/15/18	14,870,000	14,234,492
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,733,411
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,380,433
sequential pay Series 2750 Class ZT, 5% 2/15/34	3,847,253	3,380,367
Series 2614 Class TD, 3.5% 5/15/16	5,000,000	4,806,510
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8832% 10/16/23 (f)	795,000	834,994
TOTAL U.S. GOVERNMENT AGENCY		132,370,163
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $200,955,951)		202,317,344
Commercial Mortgage Securities - 8.8%

Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	2,284,343	2,342,168
Series 1997-D5 Class PS1, 1.7202% 2/14/43 (f)(h)	61,664,004	3,326,459
Banc of America Large Loan, Inc. floater Series 2003-BBA2:
Class A3, 2.91% 11/15/15 (b)(f)	2,715,000	2,719,326
Class C, 3.06% 11/15/15 (b)(f)	555,000	557,832
Class D, 3.14% 11/15/15 (b)(f)	870,000	875,607
Class F, 3.49% 11/15/15 (b)(f)	620,000	624,913
Class H, 3.99% 11/15/15 (b)(f)	555,000	559,435
Class J, 4.54% 11/15/15 (b)(f)	580,000	585,002
Class K, 5.19% 11/15/15 (b)(f)	520,000	524,997
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.23% 8/25/33 (b)(f)	4,868,667	4,907,083
Series 2004-2 Class A, 3.08% 8/25/34 (b)(f)	4,232,841	4,235,487
Series 2004-3:
Class A2, 3.07% 1/25/35 (b)(f)	642,485	642,987
Class M1, 3.15% 1/25/35 (b)(f)	710,688	710,688
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Class M2, 3.65% 1/25/35 (b)(f)	$ 444,798	$ 444,798
Bear Stearns Commercial Mortgage Securities, Inc. Series 2004-ESA:
Class C, 4.937% 5/14/16 (b)	2,395,000	2,418,075
Class D, 4.986% 5/14/16 (b)	875,000	884,080
Class E, 5.064% 5/14/16 (b)	2,705,000	2,725,910
Class F, 5.182% 5/14/16 (b)	650,000	654,786
CBM Funding Corp. sequential pay Series 1996-1:
Class A3PI, 7.08% 11/1/07	5,556,752	5,786,958
Class B, 7.48% 2/1/08	11,335,000	12,193,135
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,879,537
Class F, 7.734% 1/15/32	920,000	1,002,970
Series 2001-245 Class A2, 6.4842% 2/12/16 (b)(f)	2,080,000	2,261,514
COMM floater Series 2002-FL7:
Class A2, 2.94% 11/15/14 (b)(f)	1,512,786	1,513,731
Class D, 3.16% 11/15/14 (b)(f)	150,000	150,304
Commercial Mortgage pass thru certificates floater Series 2004-CNL:
Class D, 3.23% 9/15/14 (b)(f)	350,000	350,194
Class E, 3.29% 9/15/14 (b)(f)	480,000	480,559
Class F, 3.39% 9/15/14 (b)(f)	375,000	375,494
Class G, 3.57% 9/15/14 (b)(f)	860,000	861,261
Class H, 3.67% 9/15/14 (b)(f)	915,000	916,341
Class J, 4.19% 9/15/14 (b)(f)	310,000	310,452
Class K, 4.59% 9/15/14 (b)(f)	495,000	495,719
Class L, 4.79% 9/15/14 (b)(f)	400,000	399,977
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1998-C1 Class A1B, 6.48% 5/17/40	645,000	685,939
Series 2003-C4 Class A3, 4.7% 8/15/36 (f)	320,000	320,943
Series 1997-C2 Class D, 7.27% 1/17/35	14,470,000	15,869,628
Series 1998-C1 Class D, 7.17% 5/17/40	2,205,000	2,442,918
Series 2003-C3 Class ASP, 1.8837% 5/15/38 (b)(f)(h)	66,595,880	4,415,294
Series 2004-C1 Class ASP, 1.0444% 1/15/37 (b)(f)(h)	43,685,000	1,669,837
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	13,185,000	14,263,087
DLJ Commercial Mortgage Corp. sequential pay Series 1999-CG2 Class A1A, 6.88% 6/10/32	7,187,205	7,464,870
Commercial Mortgage Securities - continued
	Principal Amount	Value
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (b)	$ 11,400,000	$ 11,847,749
Class C1, 7.52% 5/15/06 (b)	8,700,000	9,051,935
Class D1, 7.77% 5/15/06 (b)	6,800,000	7,058,383
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	7,293,566
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay:
Series 2002-26 Class C, 5.996% 2/16/24 (f)	5,850,000	6,140,831
Series 2003-87 Class C, 5.2413% 8/16/32 (f)	5,000,000	5,133,133
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay Series 2003-47 Class C, 4.227% 10/16/27	6,700,000	6,544,723
Series 2003-47 Class XA, 0.2257% 6/16/43 (f)(h)	20,831,775	1,137,602
GMAC Commercial Mortgage Securities, Inc.:
sequential pay Series 1997-C2 Class A3, 6.566% 4/15/29	3,616,579	3,806,245
Series 2004-C3 Class X2, 0.749% 12/10/41 (f)(h)	6,825,000	234,179
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB, 5.857% 11/11/19 (b)	6,715,000	6,698,213
Series 2003-C1 Class XP, 2.168% 7/5/35 (b)(f)(h)	33,714,042	2,583,814
GS Mortgage Securities Corp. II:
sequential pay:
Series 1998-GLII Class A2, 6.562% 4/13/31	4,850,000	5,126,846
Series 2001-LIBA Class A2, 6.615% 2/14/16 (b)	5,835,000	6,445,717
Series 1998-GLII Class E, 6.9703% 4/13/31 (f)	4,103,000	4,256,736
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay:
Series 1998-C6 Class A3, 6.613% 1/15/30	10,050,000	10,601,045
Series 1999-C7 Class A2, 6.507% 10/15/35	5,555,000	5,930,937
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class B, 6.59% 2/18/30	800,000	849,575
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	4,215,454
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2001-C3 Class A1, 6.058% 6/15/20	14,458,134	15,099,422
Series 2003-C5 Class A2, 3.478% 7/15/27	1,000,000	973,966
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (b)	5,900,000	5,379,384
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-WF1 Class A2, 6.21% 11/15/31	1,550,000	1,641,697
Series 1999-RM1 Class E, 6.9963% 12/15/31 (f)	824,000	896,472
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.4101% 3/12/35 (b)(f)(h)	$ 37,648,855	$ 2,245,103
Salomon Brothers Mortgage Securities VII, Inc. sequential pay Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,511,481
Thirteen Affiliates of General Growth Properties, Inc.:
sequential pay Series 1 Class A2, 6.602% 11/15/07 (b)	12,680,000	13,424,100
Series 1:
Class D2, 6.992% 11/15/07 (b)	13,890,000	14,726,552
Class E2, 7.224% 11/15/07 (b)	8,260,000	8,724,251
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C4, 6.893% 5/15/16 (b)	1,000,000	1,112,680
Class E3, 7.253% 3/15/13 (b)	5,725,000	6,030,102
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $281,128,054)		286,572,188
Foreign Government and Government Agency Obligations - 2.5%

Chilean Republic 7.125% 1/11/12	6,460,000	7,324,025
Italian Republic 4.5% 1/21/15	14,460,000	14,173,258
Korean Republic 4.875% 9/22/14	3,000,000	2,958,504
Russian Federation 5% 3/31/30 (Reg. S) (a)	5,395,000	5,668,122
State of Israel 4.625% 6/15/13	5,305,000	5,129,272
United Mexican States:
5.875% 1/15/14	3,690,000	3,769,335
6.75% 9/27/34	11,320,000	11,529,420
7.5% 4/8/33	18,650,000	20,738,800
8% 9/24/22	7,400,000	8,713,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $75,227,147)		80,004,236
Fixed-Income Funds - 10.5%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $342,024,618)	3,436,830	342,067,690
Cash Equivalents - 1.1%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.64%, dated 2/28/05 due 3/1/05) (Cost $37,372,000)	$ 37,374,744	$ 37,372,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $3,229,912,940)		3,268,738,550
NET OTHER ASSETS - (0.3)%		(9,785,829)
NET ASSETS - 100%		$ 3,258,952,721
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swap
Receive annualy a fixed rate of .7% multiplied by the notional amount and pay to JPMorgan Chase, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 3, par value of the proportional notional amount (e)	March 2015	$ 40,000,000	62,880
Receive from Deutsche Bank, upon default event of Ford Motor Co., par value of the notional amount of Ford Motor Co. 7.45% 7/16/31, and pay quarterly notional amount multiplied by 2.43%	Dec. 2011	6,300,000	70,887
Receive from Deutsche Bank, upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125% 7/15/13, and pay quarterly notional amount multiplied by 2.63%	Dec. 2011	4,650,000	136,672
Receive from JPMorgan Chase, Inc., upon default event of General Motors Corp., par value of the notional amount of General Motors Corp. 7.125% 7/15/13, and pay quarterly notional amount mutiplied by 3.7%	March 2012	1,640,000	(31,572)
TOTAL CREDIT DEFAULT SWAP		52,590,000	238,867
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swap
Receive quarterly a fixed rate equal to 3.38% and pay quarterly a floating rate based on 3-month LIBOR with Citibank	May 2006	$ 250,000,000	$ (571,000)
Receive quarterly a fixed rate equal to 3.8915% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Feb. 2008	40,000,000	(165,232)
TOTAL INTEREST RATE SWAP		290,000,000	(736,232)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	12,500,000	(193,861)
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Deutsche Bank	May 2005	25,000,000	(250,948)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	May 2005	45,000,000	(428,553)
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 27 basis points with Bank of America	June 2005	12,600,000	103,321
Receive quarterly a return equal to that of Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 30 basis points with Bank of America	May 2005	14,000,000	(275,237)
Receive quarterly a return equal to that of Lehman Brothers Commercial Mortgage Backed Securities AAA Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 8 basis points with Bank of America	May 2005	20,045,000	(215,368)
TOTAL TOTAL RETURN SWAP		129,145,000	(1,260,646)
		$ 471,735,000	$ (1,758,011)
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $238,874,654 or 7.3% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At February 28, 2005, the aggregate cost of investment securities for income tax purposes was $3,229,841,656. Net unrealized appreciation aggregated $38,896,894, of which $57,130,138 related to appreciated investment securities and $18,233,244 related to depreciated investment securities.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 20, 2005